UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09903

Mellon Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	08/31
Date of reporting period:	11/30/04

FORM N-Q

Item 1.	Schedule of Investments.

MELLON LARGE CAP STOCK FUND
Statement of Investments
November 30, 2004 (Unaudited)

Common Stocks	98.7%	Shares	Value

Consumer Cyclical	10.0%
Bed Bath & Beyond		363,900 a		14,529,799
CVS		248,130		11,257,658
Dana		406,320		6,643,332
GTECH Holdings		170,390		4,114,919
Gap		381,270		8,330,750
Home Depot		310,140		12,948,345
Kohl's		331,100 a		15,283,576
McDonald's		513,420		15,782,531
NIKE, Cl. B		62,680		5,306,489
Starbucks		179,700 a		10,109,922
Target		330,150		16,910,283
Wal-Mart Stores		495,884		25,815,721
Walgreen		391,300		14,939,834
				161,973,159

Consumer Staples	7.1%
Altria Group		306,510		17,621,260
Archer-Daniels-Midland		324,580		6,881,096
Coca-Cola		163,140		6,413,033
Fortune Brands		105,110		8,249,033
General Mills		134,840		6,133,872
Gillette		217,880		9,475,601
Kimberly-Clark		214,920		13,671,061
PepsiCo		418,817		20,903,156
Procter & Gamble		472,510		25,269,835
				114,617,947

Energy Related	8.9%
Apache		214,290		11,584,517
ConocoPhillips		277,920		25,287,941
Devon Energy		434,772		18,008,256
Exxon Mobil		940,010		48,175,513
GlobalSantaFe		169,280		5,315,392
Halliburton		161,990		6,698,287
Nabors Industries		102,100 a		5,309,200
Occidental Petroleum		308,210		18,557,324
XTO Energy		162,990		5,924,687
				144,861,117

Health Care	13.0%
Abbott Laboratories		378,880		15,897,805
Aetna		161,490		19,138,180
Amgen		343,710 a		20,636,348
Biogen Idec		88,130 a		5,171,468
Boston Scientific		618,320 a		21,523,719
Genzyme		100,910 a		5,651,969
Johnson & Johnson		364,690		21,998,101
Medtronic		153,210		7,361,740
Merck & Co.		354,720		9,939,254
Novartis, ADR		103,100		4,953,955
Pfizer		1,381,146		38,354,424
UnitedHealth Group		283,020		23,448,207
Wyeth		427,098		17,028,397

				211,103,567

Interest Sensitive	21.9%
Allstate		186,640		9,425,320
American Express		268,590		14,963,149
American International Group		484,920		30,719,682
Bear Stearns Cos.		79,960		7,802,497
Capital One Financial		142,370		11,187,435
Citigroup		591,239		26,457,945
Fannie Mae		193,240		13,275,588
Freddie Mac		251,630		17,176,264
General Electric		1,281,266		45,305,566
Goldman Sachs Group		167,010		17,495,968
J.P. Morgan Chase & Co.		958,536		36,088,880
Lehman Brothers Holdings		124,730		10,449,879
MBNA		389,650		10,349,104
Morgan Stanley		156,900		7,962,675
New York Community Bancorp		177,826		3,517,398
PNC Financial Services Group		184,500		10,036,800
Radian Group		78,250		4,010,313
RenaissanceRe Holdings		103,100		5,191,085
Simon Property Group		138,100		8,573,248
St. Paul Travelers Cos.		495,150		18,063,072
U.S. Bancorp		449,269		13,311,840
Wachovia		176,380		9,127,665
Wells Fargo		389,240		24,043,355
				354,534,728

Producer Goods & Services	11.8%
Air Products & Chemicals		184,120		10,540,870
Boeing		297,480		15,936,004
Burlington Northern Santa Fe		187,900		8,463,016
Caterpillar		121,400		11,114,170
Companhia Vale do Rio Doce, ADR		261,990		6,502,592
Cooper Industries, Cl. A		105,700		7,008,967
Deere & Co.		155,400		11,146,842
Freeport-McMoRan Copper & Gold, Cl. B		225,870		8,838,293
General Dynamics		79,550		8,620,038
Honeywell International		298,510		10,546,358
ITT Industries		82,120		6,990,054
Inco		203,410	a	7,664,489
Ingersoll-Rand, Cl. A		155,400		11,564,868
PPG Industries		147,560		9,955,873
Pentair		301,560		12,068,431
3M		140,170		11,156,130
Tyco International		507,430		17,237,397
United Technologies		166,970		16,292,933
				191,647,325

Services	7.0%
Cendant		654,650		14,840,916
First Data		171,970		7,066,247
Manpower		320,890		15,521,449
NEXTEL Communications, Cl. A		452,630	a	12,881,850
News, Cl. B		917,240	b	16,592,872
Paychex		125,060		4,146,990
R. R. Donnelley & Sons		191,000		6,627,700
Time Warner		483,080	a	8,555,347
Walt Disney		979,330		26,324,390
				112,557,761

Technology	14.6%
Agilent Technologies		509,330 a	11,658,564
Cisco Systems		1,196,134 a	22,379,667
Dell		625,922 a	25,362,359
EMC		814,840 a	10,935,153
eBay		100,510 a	11,302,349
Intel		1,101,078	24,609,093
International Business Machines		180,270	16,988,645
Lexmark International		94,010 a	7,981,449
Linear Technology		286,190	10,921,010
Maxim Integrated Products		228,698	9,367,470
Microsoft		1,641,176	43,999,929
QUALCOMM		425,180	17,695,992
Symantec		266,630 a	17,013,660
Xilinx		177,160	5,530,935
			235,746,275

Utilities	4.4%
Ameren		101,700	4,924,314
Constellation Energy Group		204,710	8,945,827
Entergy		136,640	8,857,005
Exelon		333,840	13,924,466
PPL		167,470	8,700,067
SBC Communications		377,409	9,499,385
Sprint (FON Group)		328,770	7,499,244
Telefonos de Mexico, ADR		274,910	9,624,599
			71,974,907

Total Common Stocks
(cost $1,161,859,089)			1,599,016,786

		Principal
Short-Term Investments--	1.3%	Amount($)	Value($)
Repurchase Agreement;
Salomon Smith Barney, Tri-Party
Repurchase Agreement, 2.05%, dated
11/30/2004, due 12/1/2004, in the amount of
$20,451,165 (fully collateralized by
$21,160,000 Federal Home Loan Mortgage Corp;
Notes, 3.375%, 4/15/2009, value $20,859,078)
(cost $20,450,000)		20,450,000	20,450,000

Investment of Cash Collateral for Securities Loaned	1.0%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $16,598,362)		16,598,362 c	16,598,362

Total Investments
(cost $1,198,907,451)		101.0%	1,636,065,148

Liabillities, Less Cash and Receivables		(1.0%)	(15,834,697)

Net Assets		101.0%	1,620,230,451

ADR- American Depository Receipts.

a Non-income producing. b A portion of this security is on loan. At November 30, 2004, the total market value of the fund's security on loan is $15,803,388 and the total market value of the collateral held by the fund is $16,598,362. c Investment in affiliated money market mutual fund.

b A portion of this security is on loan. At November 30, 2004, the total market value of the fund's security on loan is $15,803,388 and the total market value of the collateral held by the fund is $16,598,362.

c Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

See notes to financial statements.

Mellon Income Stock Fund
Statement of Investments
11/30/2004 (Unaudited)

Common Stock-97.4%	Shares		Value($)

Consumer Cyclical-4.2%
Dana	104,630		1,710,701
Harrah's Entertainment	19,800		1,215,720
Johnson Controls	47,090		2,891,326
Limited Brands	71,030		1,735,973
May Department Stores	84,220		2,368,266
Starwood Hotels & Resorts Worldwide	24,000		1,254,960
V. F.	15,800		853,042
Wendy's International	35,890		1,280,196
			13,310,184

Consumer Staples-7.2%
Altria Group	109,290		6,283,082
ConAgra Foods	47,470		1,284,063
Kimberly-Clark	40,190		2,556,486
PepsiCo	26,472		1,321,218
Procter & Gamble	53,820		2,878,294
Reynolds American	44,070	a	3,333,014
Sara Lee	115,050		2,701,374
SUPERVALU	48,300		1,525,797
Tupperware	48,800		913,536
			22,796,864

Energy Related-14.9%
ChevronTexaco	254,996		13,922,782
ConocoPhillips	101,730		9,256,413
Exxon Mobil	249,946		12,809,732
Marathon Oil	68,200		2,689,808
Occidental Petroleum	61,810		3,721,580
Sunoco	55,890		4,614,278
			47,014,593

Health Care-4.1%
Aetna	30,720		3,640,627
Bristol-Myers Squibb	88,300		2,075,050
Eli Lilly & Co.	11,760		627,161
Novartis, ADR	28,270		1,358,374
PerkinElmer	42,000		895,860
Pfizer	92,468		2,567,836
Wyeth	47,689		1,901,360
			13,066,268

Interest Sensitive-23.2%
AmSouth Bancorporation	25,000		648,250
Bank of America	266,240		12,318,925
Block (H&R)	68,870		3,285,099
Chubb	21,490		1,637,753

Citigroup	247,955	11,095,986
Federal National Mortgage Association	80,596	5,536,945
Hartford Financial Services Group	58,440	3,740,160
Huntington Bancshares	26,400	640,464
J.P. Morgan Chase & Co.	270,049	10,167,345
Mercury General	28,500	1,615,950
National City	39,300	1,457,244
New York Community Bancorp	111,500	2,205,470
PNC Financial Services Group	14,100	767,040
St. Paul Travelers Cos.	1	36
U.S. Bancorp	139,606	4,136,526
Wachovia	121,320	6,278,310
Washington Mutual	53,300	2,169,843
Wells Fargo	92,000	5,682,840
		73,384,186

Producer Goods-16.5%
Air Products & Chemicals	32,160	1,841,160
Avery Dennison	23,000	1,349,180
Burlington Northern Santa Fe	36,300	1,634,952
Cooper Industries, Cl. A	17,900	1,186,949
Eastman Chemical	14,000	761,320
Emerson Electric	21,175	1,414,914
General Dynamics	13,300	1,441,188
General Electric	370,592	13,104,133
Honeywell International	54,900	1,939,617
Hubbell, Cl. B	60,810	2,955,366
Leggett & Platt	41,300	1,232,805
Masco	46,410	1,636,881
MeadWestvaco	45,400	1,527,710
Monsanto	88,440	4,070,009
Norfolk Southern	36,480	1,252,358
PPG Industries	24,960	1,684,051
Raytheon	36,800	1,484,512
Rockwell Automation	77,800	3,679,940
Sherwin-Williams	29,610	1,320,606
Stanley Works	75,770	3,543,005
United Technologies	32,648	3,185,792
		52,246,448

Real Estate-2.2%
Plum Creek Timber	143,670	5,315,790
Simon Property Group	24,960	1,549,517
		6,865,307

Securities & Asset Management-2.9%
Bear Stearns Cos.	15,280	1,491,022
Lehman Brothers Holdings	29,506	2,472,013
Merrill Lynch	37,870	2,109,738
Morgan Stanley	22,700	1,152,025
T. Rowe Price Group	33,900	2,005,524
		9,230,322

Services-6.7%
ALLTEL	82,450		4,674,091
Automatic Data Processing	64,900		2,954,897
Computer Sciences	17,600	b	952,160
Disney (Walt)	115,470		3,103,834
Gannett	16,870		1,391,606
McGraw-Hill Cos.	47,067		4,129,188
R. R. Donnelley & Sons	111,180		3,857,946
			21,063,722

Technology-5.4%
Danaher	31,740		1,805,371
Diebold	17,400		925,680
Harris	14,300		946,517
Hewlett-Packard	144,630		2,892,600
Intel	60,526		1,352,756
International Business Machines	45,636		4,300,737
Microsoft	108,300		2,903,523
QLogic	27,300	b	938,847
Sabre Holdings	36,340		838,727
			16,904,758

Utilities-10.1%
Ameren	29,700		1,438,074
Citizens Communications	216,700		3,098,810
Constellation Energy Group	68,800		3,006,560
Dominion Resources	20,900		1,368,323
Exelon	104,740		4,368,705
Hawaiian Electric Industries	80,740		2,280,905
NSTAR	38,800		1,965,220
PPL	76,640		3,981,448
SBC Communications	130,015		3,272,478
Sprint (FON Group)	66,000		1,505,460
Verizon Communications	136,991		5,648,139
			31,934,122

Total Common Stocks
(cost $217,935,395)			307,816,774

Other Investments-2.4%	Shares		Value($)

Repurchase Agreements;
Salomon Smith Barney, Tri-Party
Repurchase Agreement, 2.05%
dated 11/30/2004 due 12/1/2004
in the amount of $7,550,430,
(fully collateralized by $7,813,000
Federal Home Loan Mortgage Corp, Notes,
due 4/15/2009 ,value $7,701,889)
(cost $7,550,000)	7,550,000		7,550,000

Investment Of Cash Collateral
for Securities Loaned-1.1%	Shares		Value($)

Registered Investment Company:
Dreyfus Institutional Cash Advantage Plus Money Market Fund
(cost $3,393,390)	3,393,390	c	3,393,390

Total Investments(cost $228,878,785)	100.9%		318,760,164

Liabilities, Less Cash and Receivables	(.9%)		(2,764,734)

Net Assets	100.0%		315,995,430

a All or a portion of these securities are on loan. At November 30, 2004, the total market value of the fund's securities on loan is $3,333,014 and the total market value of the collateral held by fund is $3,393,390.
b Non-income producing.
c Investments in affiliated money market funds.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Mellon Balanced Fund Statement of Investments November 30, 2004 ( Unaudited )
Common Stocks--42.1%	Shares	Value($)

Consumer Cyclical--4.3%
Bed Bath & Beyond	34,100 a	1,361,545
CVS	23,260 b	1,055,306
Dana	38,000	621,300
GTECH Holdings	15,970	385,675
Gap	35,700	780,045
Home Depot	29,040	1,212,420
Kohl's	31,000 a	1,430,960
McDonald's	48,070	1,477,672
NIKE, Cl. B	5,880	497,801
Starbucks	16,800 a	945,168
Target	30,900	1,582,698
Wal-Mart Stores	46,450	2,418,187
Walgreen	36,600	1,397,388
		15,166,165
Consumer Staples--3.0%
Altria Group	28,700	1,649,963
Archer-Daniels-Midland	30,400	644,480
Coca-Cola	15,250	599,477
Fortune Brands	9,810	769,889
General Mills	12,600	573,174
Gillette	20,400	887,196
Kimberly-Clark	20,140	1,281,105
PepsiCo	39,190	1,955,973
Procter & Gamble	44,240	2,365,955
		10,727,212
Energy--3.8%
Apache	20,060 b	1,084,444
ConocoPhillips	26,010	2,366,650
Devon Energy	40,638	1,683,226
Exxon Mobil	88,000	4,510,000
GlobalSantaFe	15,800	496,120
Halliburton	15,190	628,106
Nabors Industries	9,570 a	497,640
Occidental Petroleum	28,890	1,739,467
XTO Energy	15,300	556,155
		13,561,808
Health Care--5.6%
Abbott Laboratories	35,430	1,486,643
Aetna	15,070	1,785,946
Amgen	32,190 a	1,932,688
Biogen Idec	8,200 a	481,176
Boston Scientific	57,900 a	2,015,499
Genzyme	9,470 a	530,415
Johnson & Johnson	34,130	2,058,722
Medtronic	14,300	687,115
Merck & Co.	33,150	928,863
Novartis, ADR	9,600	461,280
Pfizer	129,233	3,588,800
UnitedHealth Group	26,490	2,194,696

Wyeth	39,950	1,592,806
		19,744,649
Interest Sensitive--9.3%
Allstate	17,510	884,255
American Express	25,150	1,401,106
American International Group	45,336	2,872,036
Bear Stearns Cos.	7,530 b	734,777
Capital One Financial	13,370	1,050,615
Citigroup	55,326	2,475,838
Fannie Mae	18,100	1,243,470
Freddie Mac	23,530	1,606,158
General Electric	119,940	4,241,078
Goldman Sachs Group	15,600	1,634,256
J.P. Morgan Chase & Co.	89,722	3,378,033
Lehman Brothers Holdings	11,710	981,064
MBNA	36,470	968,643
Morgan Stanley	14,640	742,980
New York Community Bancorp	16,673	329,792
PNC Financial Services Group	17,300	941,120
Radian Group	7,350	376,688
RenaissanceRe Holdings	9,600	483,360
St. Paul Travelers Cos.	46,300	1,689,024
Simon Property Group	12,900	800,832
U.S. Bancorp	42,076	1,246,712
Wachovia	16,487	853,202
Wells Fargo	36,430	2,250,281
		33,185,320
Producer Goods & Services--5.0%
Air Products & Chemicals	17,240	986,990
Boeing	27,800	1,489,246
Burlington Northern Santa Fe	17,600	792,704
Caterpillar	11,400	1,043,670
Companhia Vale do Rio Doce, ADR	24,500	608,090
Cooper Industries, Cl. A	9,880	655,143
Deere & Co.	14,580	1,045,823
Freeport-McMoRan Copper & Gold, Cl. B	21,090	825,252
General Dynamics	7,400	801,864
Honeywell International	27,890	985,354
ITT Industries	7,680 b	653,722
Inco	19,010 a	716,297
Ingersoll-Rand, Cl. A	14,580	1,085,044
PPG Industries	13,850	934,459
Pentair	28,200	1,128,564
3M	13,110	1,043,425
Tyco International	47,500	1,613,575
United Technologies	15,590	1,521,272
		17,930,494
Services--3.0%
Cendant	61,310	1,389,898
First Data	16,100	661,549
Manpower	30,010	1,451,584
NEXTEL Communications, Cl. A	42,400 a	1,206,704
News, Cl. B	85,860 b	1,553,207
Paychex	11,700	387,972
R. R. Donnelley & Sons	17,900	621,130
Time Warner	45,200 a	800,492

Walt Disney	91,610		2,462,477
			10,535,013
Technology--6.2%
Agilent Technologies	47,700	a	1,091,853
Cisco Systems	111,970	a	2,094,959
Dell	58,570	a	2,373,256
EMC	76,230	a	1,023,007
eBay	9,420	a	1,059,279
Intel	103,080		2,303,838
International Business Machines	16,840		1,587,002
Lexmark International	8,800	a,b	747,120
Linear Technology	26,830	b	1,023,833
Maxim Integrated Products	21,400		876,544
Microsoft	153,590		4,117,748
QUALCOMM	39,800		1,656,476
Symantec	24,950	a	1,592,059
Xilinx	16,610		518,564
			22,065,538
Utilities--1.9%
Ameren	9,500		459,990
Constellation Energy Group	19,200		839,040
Entergy	12,780		828,400
Exelon	31,220		1,302,186
PPL	15,650		813,017
SBC Communications	35,357		889,936
Sprint (FON Group)	30,800		702,548
Telefonos de Mexico, ADR	25,730		900,807
			6,735,924
Total Common Stocks
(cost $107,077,325)			149,652,123

	Principal
Bonds and Notes--30.6%	Amount($)		Value($)

Banking/Finance--3.7%
AXA Financial,
Sr. Notes, 7.75%, 8/1/2010	1,000,000		1,155,775
American Express,
Notes, 4.75%, 6/17/2009	375,000	b	384,964
Bank of America,
Sr. Notes, 5.875%, 2/15/2009	750,000		802,946
Bear Stearns Cos.,
Notes, 4.5%, 10/28/2010	250,000	b	250,163
CIT Group,
Debs., 5.875%, 10/15/2008	1,200,000		1,274,388
Caterpillar Financial Services,
Notes, 3.625%, 11/15/2007	810,000		809,593
Citigroup,
Sub. Notes, 6.625%, 6/15/2032	505,000		554,890
Countrywide Home Loan,
Notes, 3.25%, 5/21/2008	375,000		365,628
ERP Operating,
Notes, 4.75%, 6/15/2009	750,000		761,577
Ford Motor:
Sr. Notes, 5.8%, 1/12/2009	500,000		509,974
Notes, 7.45%, 7/16/2031	600,000	b	585,366

General Electric Capital:
Notes, 3.125%, 4/1/2009	220,000	b	212,367
Notes, 6.75%, 3/15/2032	200,000		229,326
Goldman Sachs,
Notes, 4.75%, 7/15/2013	1,000,000		979,205
KFW,
Gtd. Notes, 3.25%, 9/21/2007	845,000		839,085
Landwirtsch. Rentenbank,
Gtd. Notes, 3.25%, 10/12/2007	895,000		883,594
Lehman Brothers,
Notes, 7%, 2/1/2008	875,000		953,078
Mack-Cali Realty:
Notes, 5.125%, 2/15/2014	400,000		391,232
Notes, 7.75%, 2/15/2011	475,000		560,589
Morgan Stanley,
Sub. Notes, 4.75%, 4/1/2014	775,000		748,779
			13,252,519
Commercial Mortgage Pass-Through Ctfs.--1.8%
ABN Amro Mortgage,
Ser. 2002-1A, Cl. M, 5.6392%, 6/25/2032	262,803	c	268,378
Asset Securization,
Ser. 1995-MD IV, Cl. A1, 7.1%, 8/13/2029	548,253		568,352
Bank One Issuance Trust,
Ser. 2003-C3, Cl. C3, 4.77%, 2/16/2016	1,800,000		1,751,966
GS Mortgage Securities II,
Ser. 1998-GLII, Cl. A2, 6.562%, 4/13/2031	2,375,000		2,545,929
Harley-Davidson Motorcycle Trust,
Ser. 2003-4, Cl. A2, 2.69%, 4/15/2011	670,000		663,316
Honda Auto Receivables Owner Trust,
Ser. 2004-3, Cl. A4, 3.28%, 2/18/2010	580,000		572,028
			6,369,969
Foreign/Governmental--.5%
Italy,
Notes, 3.25%, 5/15/2009	475,000		459,529
Province of Ontario:
Sr. Bonds, 5.5%, 10/1/2008	465,000		492,429
Notes, 5.125%, 7/17/2012	500,000		518,904
Province of Quebec,
Notes, 5%, 7/17/2009	315,000		327,526
			1,798,388
Industrial--1.8%
Conoco Funding,
Notes, 6.35%, 10/15/2011	490,000		544,090
ConocoPhillips,
Gtd. Notes, 3.625%, 10/15/2007	200,000		199,416
Federated Department Stores,
Notes, 6.3%, 4/1/2009	775,000		834,449
General Motors,
Debs., 8.375%, 7/15/2033	1,550,000		1,582,124
IBM,
Debs., 7%, 10/30/2025	650,000		756,374
News America Holdings,
Gtd. Notes, 7.75%, 12/1/2045	550,000		656,780
Univision Communications,
Sr. Notes, 3.5%, 10/15/2007	1,150,000		1,135,385
Wal-Mart Stores,

Sr. Notes, 6.875%, 8/10/2009	375,000		420,398
Weyerhaeuser,
Debs., 6.875%, 12/15/2033	300,000		327,749
			6,456,765
Media/Telecommunications--1.4%
Comcast,
Bonds, 7.05%, 3/15/2033	885,000	b	985,021
Comcast Cable Communications,
Sr. Notes, 6.875%, 6/15/2009	925,000		1,024,268
Sprint Capital,
Gtd. Sr. Notes, 6.125%, 11/15/2008	950,000		1,014,227
Time Warner,
Gtd. Notes, 6.95%, 1/15/2028	1,150,000		1,252,550
Verizon New York,
Deb., 7.375%, 4/1/2032	500,000	b	556,420
			4,832,486
Real Estate Investment Trusts--.1%
Liberty Property,
Sr. Notes, 7.25%, 3/15/2011	250,000		281,385

Residential Mortgage Pass-Through Ctfs.--.2%
Washington Mutual,
Ser. 2003-S4, Cl. 4A1, 4%, 2/25/2032	392,874		393,142
Washington Mutual Mortgage Securities Corp.,
Ser. 2002-AR4, Cl. A7, 5.499%, 4/25/2032	250,354	c	250,705
			643,847
U.S. Governments--4.7%
U.S. Treasury Bonds,
5.375%, 2/15/2031	5,300,000		5,579,893
U.S. Treasury Notes:
3.375%, 9/15/2009-10/15/2009	2,040,000	b	2,011,924
4%, 11/15/2012	1,155,000	b	1,141,510
4.25%, 8/15/2014-11/15/2014	1,560,000	b	1,547,076
4.375%, 5/15/2007	2,420,000	b	2,490,882
4.75%, 5/15/2014	365,000	b	376,348
6%, 8/15/2009	3,045,000	b	3,351,388
6.5%, 10/15/2006	360,000	b	383,047
			16,882,068
U.S. Government Agencies--4.1%
Federal Farm Credit Bank:
Bonds, 2.125%, 7/17/2006	45,000		44,323
Bonds, 2.375%, 10/2/2006	1,250,000		1,232,831
Bonds, 2.625%, 9/17/2007	1,095,000		1,072,998
Bonds, 3%, 12/17/2007	620,000		613,079
Bonds, 3.25%, 6/15/2007	1,080,000		1,077,219
Federal Home Loan Bank,
Bonds, 2.75%, 12/15/2006	945,000		936,379
Federal Home Loan Mortgage Corp.:
Notes, 2.4%, 3/29/2007	910,000		892,321
Notes, 3.05%, 1/19/2007	340,000		338,767
Notes, 3.25%, 11/2/2007	465,000		462,671
Notes, 3.3%, 9/14/2007	925,000		922,549
Notes, 3.375%, 8/23/2007	795,000		790,518
Notes, 3.75%, 8/3/2007	730,000		730,507
Notes, 4.375%, 2/4/2010	870,000		870,277
Notes, 4.75%, 12/8/2010	950,000		952,916

Federal National Mortgage Association:
Notes, 2.81%, 9/28/2006	565,000		560,681
Notes, 3.125%, 12/15/2007	830,000		821,183
Notes, 4%, 12/15/2008	2,210,000		2,207,408
			14,526,627
U.S. Government Agencies/Mortgaged-Backed--12.0%
Federal Home Loan Mortgage Corp.:
4.073%, 7/1/2031	213,417	c	220,364
4.5%, 6/1/2018	1,518,238		1,512,058
5%, 10/1/2018-6/1/2034	3,048,819		3,056,591
5.5%, 9/1/2006-10/1/2033	4,928,661		5,044,803
6%, 11/1/2032-7/1/2034	2,247,037		2,320,367
6.5%, 8/1/2032	1,238,258		1,299,390
7%, 8/1/2029	212,403		225,610
8.5%, 6/1/2018	771,803		852,596
Federal National Mortgage Association:
4.5%, 6/1/2019	1,695,060		1,686,055
5%	2,240,000	d	2,209,894
5%, 5/1/2019-4/1/2034	4,682,406		4,670,238
5.5%, 2/1/2033-7/1/2034	6,837,632		6,928,631
Ser. 333, Cl. 2, 5.5%, 3/1/2033
(Interest Only Obligation)	1,433,300		331,855
6%, 8/1/2029-10/1/2032	2,509,921		2,593,795
6.5%, 3/1/2017-9/1/2032	2,829,906		2,977,487
7%, 6/1/2009-6/1/2032	897,796		949,689
7.5%, 7/1/2032	402,300		430,963
8%, 2/1/2013	329,409		349,480
Government National Mortgage Association I:
6%, 10/15/2008-10/15/2033	1,345,042		1,398,482
6.5%, 2/15/2024-5/15/2028	1,501,307		1,587,876
7%, 5/15/2023-11/15/2023	532,493		569,768
7.5%, 3/15/2027	229,777		247,944
8%, 2/15/2008	263,202		275,704
9%, 12/15/2009	540,752		581,476
Government National Mortgage Association II:
6.5%, 4/20/2031	204,750		215,500
			42,536,616
Utilities--.3%
FPL Group Capital,
Gtd. Debs., 6.125%, 5/15/2007	700,000		739,849
Virginia Electric & Power,
Notes, 4.5%, 12/15/2010	500,000		501,328
			1,241,177
Total Bonds and Notes
(cost $107,543,156)			108,821,847

Other Investments--26.2%	Shares		Value($)

Registered Investment Companies:
Mellon Emerging Markets Fund, Class M Shares	830,936	e	17,574,292
Mellon International Fund, Class M Shares	2,015,121	e	32,020,275
Mellon Mid Cap Stock Fund, Class M Shares	2,080,264	e	28,624,431
Mellon Small Cap Stock Fund, Class M Shares	864,723	e	14,916,478
(cost $69,285,296)			93,135,476

	Principal

Short-Term Investments--1.5%	Amount($)	Value($)

Repurchase Agreements;
Salomon Smith Barney, Tri-Party Repurchase Agreement,
2.05%, dated 11/30/2004, due 12/1/2004 in the
amount of $5,450,310 (fully collateralized by $5,640,000
Freddie Mac Notes,
3.375%, due 4/15/2009, value $5,559,792)
(cost $5,450,000)	5,450,000	5,450,000

Investment of Cash Collateral for Securities Loaned--5.5%	Shares	Value($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $19,589,578)	19,589,578 e	19,589,578

Total Investments (cost $308,945,355)	105.9%	376,649,024

Liabilities, Less Cash and Receivables	-5.9%	(21,150,015)

Net Assets	100.0%	355,499,009

ADR - American Depository Receipts.
a Non-income producing.
b All or a portion of these securities are on loan. At November 30, 2004 the total market value of the fund's securities on loan is $18,968,180 and the total market value of the collateral held by the fund is $19,589,578.
c Variable rate security-interest rate subject to periodic change.
d Purchase on a forward commitment basis.
e Investment in affiliated mutual funds.
f Securities valuation policies and other related investment disclosures are hereby incorporated by reference the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Mellon Mid Cap Stock Fund
STATEMENT OF INVESTMENTS
November 30, 2004 (Unaudited)

Common Stocks--98.7%	Shares		Value ($)

Consumer Cyclical--14.3%
ARAMARK, Cl.B	291,200		7,617,792
Abercrombie & Fitch, Cl. A	186,600		8,499,630
Advance Auto Parts	153,600	a	6,337,536
AirTran Holdings	351,200	a	4,151,184
BorgWarner	145,640		7,290,738
CDW	109,270		7,181,224
Chico's FAS	202,850	a,b	7,830,010
Claire's Stores	193,700		3,941,795
Columbia Sportswear	88,700	a	5,047,030
ExpressJet Holdings	346,500	a	4,040,190
Family Dollar Stores	197,900		5,798,470
GTECH Holdings	376,900		9,102,135
Genuine Parts	186,200		8,082,942
Harrah's Entertainment	167,500		10,284,500
Helen of Troy	292,100	a	8,219,694
Hilton Hotels	406,900		8,406,554
Lear	96,600		5,602,800
Michaels Stores	182,380		4,984,445
Mohawk Industries	122,260	a	10,722,202
Nordstrom	149,400		6,536,250
Oshkosh Truck	84,000		5,276,880
PETsMART	341,700		11,710,059
Polo Ralph Lauren	199,700		7,866,183
RadioShack	240,700		7,598,899
Tractor Supply	161,600	a	5,125,952
Warnaco Group	378,800	a	7,526,756
Williams-Sonoma	219,000	a	8,017,590
			192,799,440
Consumer Services--.1%
DreamWorks Animation SKG, Cl. A	30,650	a	1,132,824

Consumer Staples--3.5%
Bunge	197,000		10,385,840
Constellation Brands, Cl. A	165,700	a	7,406,790
Dean Foods	290,100	a	9,187,467
Loews Corp - Carolina Group	277,500		8,158,500
SUPERVALU	1		32
Tupperware	322,500		6,037,200
Tyson Foods, Cl. A	318,100		5,213,659
			46,389,488
Energy--10.4%
Cooper Cameron	166,800	a	8,705,292
ENSCO International	308,800		9,668,528
Equitable Resources	152,700		9,085,650
FMC Technologies	242,600	a	7,969,410
Grant Prideco	301,400	a	6,495,170
Helmerich & Payne	256,500		8,369,595
Murphy Oil	118,700		10,126,297
National-Oilwell	239,300	a	8,662,660
Newfield Exploration	177,780	a	11,173,473
ONEOK	297,900		8,317,368
Patterson-UTI Energy	415,600		8,312,000
Pogo Producing	137,400		6,938,700
Questar	175,800		8,932,398

Southwestern Energy	165,600	a	9,091,440
Western Gas Resources	218,100		6,761,100
XTO Energy	312,850		11,372,098
			139,981,179

Health Care--9.5%
Apria Healthcare Group	266,800	a	8,182,756
Beckman Coulter	97,000		6,349,620
Cephalon	128,000	a	6,083,840
Charles River Laboratories International	143,500	a	6,708,625
Conventry Health Care	193,450	a	9,600,924
DENTSPLY International	173,700		9,138,357
Fisher Scientific International	132,100	a	7,468,934
Henry Schein	104,500	a	6,811,310
IVAX	431,300	a	6,732,593
Invitrogen	79,000	a	4,779,500
Omnicare	178,100		5,772,221
PacifiCare Health Systems	208,700	a	10,101,080
Par Pharmaceutical Cos.	120,400	a	4,750,984
Perrigo	208,000		3,752,320
STERIS	275,490	a	6,303,211
Sierra Health Services	113,100	a	6,291,753
Triad Hospitals	199,370	a	7,314,885
Varian Medical Systems	211,000	a	8,878,880
Watson Pharmaceuticals	105,800	a	3,073,490
			128,095,283

Interest Sensitive--19.3%
AMB Property	217,000		8,669,150
Affiliated Managers Group	114,200	a,b	7,237,996
American Capital Strategies	223,700	b	7,144,978
Associated Banc-Corp	386,658		12,848,645
Bank of Hawaii	243,400		11,817,070
Chicago Mercantile Exchange	61,900		12,114,449
Colonial BancGroup	355,900		7,555,757
Compass Bancshares	266,000		12,384,960
Developers Diversified Realty	212,240		9,136,932
Everest Re Group	84,500		7,120,815
Fidelity National Financial	302,195		12,961,144
Friedman, Billings, Ramsey Group, Cl.A	442,800		8,466,336
General Growth Properties	209,800		7,198,238
Genworth Financial	298,700		7,855,810
Hibernia, Cl. A	487,900		14,110,068
Independence Community Bank	245,400		10,424,592
Jefferies Group	235,400		9,561,948
Legg Mason	208,395		14,200,035
Montpelier Re Holdings	169,100		6,244,863
New York Community Bancorp	579,100		11,454,598
Protective Life	189,600		7,934,760
Providian Financial	493,800	a	7,925,490
Radian Group	171,346		8,781,483
Rayonier	188,924		9,021,121
RenaissanceRe Holdings	137,000		6,897,950
Sovereign Bancorp	328,900		7,186,465
Willis Group Holdings	213,500		8,080,975
Wilmington Trust	145,300		5,252,595
			259,589,223

Other--.6%
iShares Nasdaq Biotech	109,600	b	7,726,800

Producer Goods & Services--16.0%
Airgas	239,600		6,368,568
Ashland	152,000		8,990,800

C.H. Robinson Worldwide	183,900		9,884,625
Cooper Industries, Cl. A	90,400		5,994,424
D.R. Horton	297,057		10,459,377
Dycom Industries	150,500	a	4,385,570
Freeport-McMoRan Copper & Gold, Cl. B	178,100		6,969,053
Heartland Express	398,750		8,756,550
Hovnanian Enterprises, Cl. A	164,500	a	6,624,415
Inco	236,200	a	8,900,016
International Steel Group	162,300	a	6,545,559
Joy Global	224,400		9,130,836
L-3 Communications Holdings	146,860		10,929,321
Landstar System	104,600	a	7,375,346
Lennar, Cl. A	191,700		8,613,081
Lyondell Chemical	434,600	b	12,194,876
Mosaic	658,800	a	11,449,944
Overseas Shipholding Group	132,800		8,723,632
Peabody Energy	151,400		12,566,200
Pentair	261,360		10,459,627
RPM International	399,000		7,377,510
Stanley Works	148,200		6,929,832
Toll Brothers	203,300	a,b	10,445,554
United States Steel	145,900		7,639,324
Washington Group International	196,700	a	7,671,300
			215,385,340
Services--9.1%
Career Education	159,000	a	6,185,100
ChoicePoint	192,000	a	8,419,200
DST Systems	166,800	a	8,131,500
Deluxe	160,600		6,350,124
Dun & Bradstreet	146,800	a	8,714,048
FactSet Research Systems	198,200		10,237,030
Fair Isaac	248,350	a	8,240,253
Gemstar-TV Guide International	613,100	a	3,341,395
ITT Educational Services	141,200	a	6,739,476
Labor Ready	293,900	a	4,667,132
Manpower	161,700		7,821,429
Nextel Partners, Cl. A	267,500	a	4,839,075
Rent-A-Center	193,500	a,b	4,932,315
Republic Services	280,820		8,843,022
Ryder System	105,650		5,667,066
Scholastic	247,000	a,b	8,136,180
Sirva	327,100	a	6,509,290
Telephone and Data Systems	66,300		5,138,250
			122,911,885

Technology--11.3%
ATI Technologies	244,600	a	4,745,240
Activision	335,900	a	5,280,348
Arrow Electronics	327,800	a	8,040,934
Avnet	315,000	a	5,796,000
CheckFree	284,800	a	10,551,840
Citrix Systems	376,400	a	8,886,804
Harris	82,400		5,454,056
International Rectifier	156,200	a	6,613,508
Lam Research	190,200	a	4,947,102
MEMC Electronic Materials	534,600	a	5,682,798
McAfee	370,700	a	10,713,230
Microchip Technology	278,300		7,842,494
Plantronics	94,000		3,871,860
Polycom	256,800	a	5,865,312
Qlogic	141,200	a	4,855,868
Satyam Computer Services, ADR	214,800	b	5,687,904
Silicon Laboratories	113,600	a	3,423,904
Storage Technology	225,600	a	6,573,984

Sybase	443,990	a	7,649,948
Tech Data	194,600	a	8,832,894
Tektronix	232,900		7,306,073
UTStarcom	258,900	a,b	5,058,906
Zebra Technologies, Cl. A	161,100	a	8,100,108
			151,781,115

Utilities--4.6%
AES	688,600	a	8,428,464
CenturyTel	217,200		7,150,224
Energy East	295,260		7,431,694
Great Plains Energy	204,900		6,067,089
NRG Energy	271,400	a	8,684,800
Pepco Holdings	383,200		8,177,488
SCANA	209,500	b	8,028,040
Westar Energy	351,600		7,787,940
			61,755,739

Total Common Stocks
(cost $999,693,635)			1,327,548,316

Short-Term Investments--1.2%	Principal
	Amount ($)		Value ($)
Repurchase Agreement;
Salomon Smith Barney,
Tri-Party Repurchase Agreement, 2.05%
dated 11/30/2004, due 12/1/2004 in the
amount of $15,950,908 (fully collateralized
by $16,504,000 Federal Home Loan Mortgage
Notes, 3.375%, 4/15/2009,
value $16,269,292)
(cost $15,950,000)	15,950,000		15,950,000

Investment of Cash Collateral
for Securities Loaned--3.9%	Shares		Value ($)

Registered Investment Company;
Dreyfus Institutional
Cash Advantage Plus
(cost $52,626,015)	52,626,015	c	52,626,015

Total Investments (cost $1,068,269,650)	103.8%		1,396,124,331

Liabilities, Less Cash and Receivables	(3.8%)		(51,658,230)

Net Assets	100.0%		1,344,466,100

a	Non-income producing.
b	All or a portion of these securities are on loan. At November 30, 2004, the total market value of the fund's securities on loan is $50,759,808 and the total market value of the collateral held by the fund is $52,626,015.
c Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

See notes to financial statements.

Mellon Midcap Stock Fund Industry Breakdown

11/30/2004

Industry	Percentage

Interest Sensitive	19.3%
Producer Goods & Services	16.0%
Consumer Cyclical	14.3%
Technology	11.3%
Energy	10.4%
Health Care	9.5%
Services	9.1%
Short-Term & Other Investments	5.8%
Utilities	4.6%
Consumer Staples	3.5%

Total %	103.8%

Mellon Small Cap Stock Fund
STATEMENT OF INVESTMENTS
November 30, 2004 (Unaudited)

Common Stocks--97.2%	Shares		Value ($)

Consumer Cyclical--13.6%
Alaska Air Group	186,700	a,b	5,830,641
Brookstone	62,480	a	1,143,384
CEC Entertainment	123,500	a	5,025,215
Callaway Golf	249,600		2,935,296
Choice Hotels International	94,400		4,833,280
Continental Airlines, Cl. B	260,200	a,b	2,898,628
Delta Air Lines	348,100	a,b	2,426,257
Dick's Sporting Goods	59,300	a	2,134,800
ExpressJet Holdings	251,200	a	2,928,992
GameStop, Cl. A	147,200	a	3,104,448
Guess?	172,500	a	2,501,250
Hibbett Sporting Goods	160,400	a	3,973,108
Hot Topic	282,700	a	4,627,799
Kerzner International	78,900	a	4,494,933
Leapfrog Enterprises	114,270	a	1,599,780
Lone Star Steakhouse & Saloon	158,200		4,269,818
NBTY	202,400	a	5,274,544
Oakley	243,700		2,960,955
Oshkosh Truck	97,570		6,129,347
Pep Boys - Manny, Moe & Jack	255,700		4,027,275
Polaris Industries	69,700	b	4,593,230
Pope & Talbot	27,020		453,936
SCP Pool	116,100		3,660,633
Shuffle Master	80,999	a,b	3,728,384
Sonic	236,150	a	6,888,496
Stage Stores	92,700	a	3,799,773
Steak n Shake	203,900	a	3,796,618
Toro	73,500		5,328,750
West Marine	122,400	a	2,827,440
Wolverine World Wide	156,700		4,693,165
Yankee Candle Co.	59,200	a	1,803,232
Zale	161,300	a	4,718,025
			119,411,432
Consumer Staples--.9%
Chiquita Brands International	158,420	a	3,133,548
Flowers Foods	71,700		2,189,001
Ralcorp Holdings	17,260	a	711,112
Sensient Technologies	75,700		1,744,885
			7,778,546
Energy--7.8%
AGL Resources	92,200		3,060,118
Cal Dive International	131,700	a	5,671,002
Cimarex Energy	153,600	a	6,171,648
Energen	104,100		6,023,226
Energy Partners	224,300	a	4,344,691
Frontier Oil	127,300		3,392,545
Headwaters	67,400	a	2,158,822
Magnum Hunter Resources	271,600	a	3,639,440
New Jersey Resources	119,945		5,217,607
Oil States International	165,000	a	3,361,050
Patina Oil & Gas	120,400		3,997,280
Southwestern Energy	60,300	a	3,310,470
Stone Energy	88,500	a	4,246,230
UGI	150,900		6,123,522
Unit	175,700	a	6,961,234
Westmoreland Coal	24,820	a	735,913
			68,414,798

Health Care--9.3%
AMERIGROUP	74,200	a	5,119,800
Advanced Medical Optics	110,100	a	4,577,958
Amedisys	114,400	a	3,766,048
American Medical Security Group	138,605	a	4,481,100
Biosite	38,900	a,b	2,166,341
CONMED	99,600	a	2,885,412
Cambrex	35,830		888,584
Cooper Cos.	55,080		3,829,712
Diagnostic Products	77,190		3,735,996
Haemonetics	87,300	a	3,046,770
IDEXX Laboratories	92,230	a	4,759,068
Kindred Healthcare	34,620	a	945,126
Merit Medical Systems	1	a	11
Medicis Pharmaceutical, Cl. A	94,600		3,480,334
Mine Safety Appliances	49,100		2,327,340
Myogen	527,500	a,b	4,304,400
Owens & Minor	116,300		3,227,325
PolyMedica	119,900		4,262,445
RehabCare Group	151,800	a	3,995,376
Res-Care	70,011	a	1,050,165
Sierra Health Services	102,200	a	5,685,386
Sybron Dental Specialties	149,900	a	5,132,576
Techne	62,100	a	2,307,015
United Therapeutics	86,500	a,b	3,806,865
Vicuron Pharmaceuticals	131,600	a	2,314,844
			82,095,997
Interest Sensitive--14.7%
BankUnited Financial, Cl. A	165,300	a	5,081,322
Capital Automotive REIT	102,500		3,455,275
Cohen & Steers	191,000		3,416,990
Commerce Group	55,100		3,272,389
Downey Financial	68,000		3,926,320
East West Bancorp	81,100		3,363,217
Equity One	201,200		4,575,288
First American	128,900		4,247,255
First BanCorp.	67,500		4,328,100
First Midwest Bancorp	114,700		4,305,838
First Niagra Financial Group	171,100		2,470,684
FirstFed Financial	94,900	a	4,993,638
Flagstar Bancorp	287,800		6,271,162
Fremont General	306,300		7,289,940
Horace Mann Educators	176,800		3,359,200
Hudson United Bancorp	69,600		2,829,240
IPC Holdings	60,940		2,594,216
Jackson Hewitt Tax Service	192,900		4,164,711
La Quinta	316,400	a	2,547,020
MeriStar Hospitality	418,000	a	2,842,400
New Century Financial	78,300		4,953,258
Newcastle Investment	134,300		4,214,334
Northwest Bancorp	117,000		3,026,790
Phoenix Cos.	140,720		1,716,784
PrivateBancorp	127,800		4,401,432
R&G Financial, Cl. B	79,700		3,092,360
Raymond James Financial	104,550		3,092,589
Republic Bancorp	182,380		2,834,185
South Financial Group	191,100		6,055,004
UCBH Holdings	95,630		4,335,864
UICI	71,900		2,401,460
Umpqua Holdings	201,500		5,152,355
Wintrust Financial	72,700		4,350,368
			128,960,988
Other--.7%
iShares Russell 2000 Growth Index Fund	51,200	b	6,496,256

Producer Goods & Services--23.6%
AMCOL International	127,800		2,581,560
Acuity Brands	118,500		3,487,455
Albemarle	78,300		3,119,472
Applied Industrial Technologies	81,100		3,377,815
AptarGroup	79,600		4,182,980
Arlington Tankers	71,100		1,633,167
Armor Holdings	120,000	a	5,180,400
Briggs & Stratton	89,160		3,496,855
Building Materials Holding	102,600		3,739,770
CLARCOR	93,900		4,931,628
Carpenter Technology	108,700		6,353,515
Chesapeake	111,900		3,020,181
Commercial Metals	112,200		5,087,148
Compass Minerals International	115,680		2,614,368
Corrections Corporation of America	71,400	a	2,820,300
Curtiss-Wright	83,400		4,970,640
Dycom Industries	119,000	a	3,467,660
EnPro Industries	131,000	a	3,764,940
FMC	96,700	a	4,791,485
Florida Rock Industries	71,200		4,008,560
Genlyte Group	47,100	a	3,776,007
Georgia Gulf	97,800		5,631,324
Griffon	129,200	a	3,240,336
Heartland Express	193,500		4,249,260
Hecla Mining	420,200	a	2,853,158
Hughes Supply	158,820		5,222,002
IDEX	79,350		3,174,000
Innovative Solutions and Support	140,500	a	4,300,705
Joy Global	49,570		2,017,003
Landstar System	74,640	a	5,262,866
Longview Fibre	194,600		3,382,148
M.D.C. Holdings	48,434		3,666,454
Magna Entertainment, Cl.A	88,630	a	531,780
Methanex	213,200		3,743,792
Offshore Logistics	94,300	a	3,573,970
Overnite	122,800		4,339,752
Overseas Shipholding Group	81,700		5,366,873
Potlatch	65,800		3,337,376
Quanex	85,700		5,056,300
RTI International Metals	203,400	a	4,383,270
Reliance Steel & Aluminum	57,400		2,290,834
Schulman, (A.)	122,300		2,623,335
Simpson Manufacturing	187,400		6,296,640
Southern Peru Copper	39,900	b	1,896,048
Standard Pacific	97,910		5,483,939
Steel Dynamics	103,500		4,194,855
Teledyne Technologies	191,300	a	5,681,610
Thomas & Betts	90,800	a	2,872,912
Timken	303,200		7,883,200
URS	70,200	a	2,108,808
Watsco	118,400		3,915,488
Woodward Governor	52,880		3,852,308
Yellow Roadway	79,100	a,b	4,180,435
			207,018,687
Services--9.2%
Acxiom	114,450		2,894,441
American Greetings, Cl. A	114,100		3,037,342
CACI International, Cl. A	48,130	a	2,990,317
CIBER	133,940	a	1,249,660
Carmike Cinemas	27,770		1,039,709
Cerner	66,710	a,b	3,516,951
Consolidated Graphics	92,430	a	4,371,939
Corillian	524,400	a	3,046,764
Cox Radio, Cl. A	42,270	a	672,093

eFunds	201,400	a	4,797,348
FactSet Research Systems	61,900		3,197,135
G & K Services, Cl. A	85,700		3,520,556
Global Payments	64,400		3,552,304
Healthcare Services Group	135,750		2,815,455
Korn/Ferry International	93,900	a	1,749,357
Kronos	72,200	a	3,648,988
Labor Ready	303,700	a	4,822,756
ManTech International, Cl. A	78,670	a	1,883,360
Metal Management	154,700	a	4,065,516
Navigant Consulting	229,700	a	5,363,495
PEC Solutions	213,500	a	3,029,565
Pharmaceutical Product Development	119,600	a	5,036,356
Regal Entertainment Group, Cl. A	160,300	b	3,339,049
Regis	59,870		2,673,195
Rewards Network	42,180	a	265,734
WCA Waste	94,500		968,625
Watson Wyatt & Co. Holdings	109,800		2,927,268
			80,475,278
Technology--15.3%
ANSYS	179,400	a	5,505,786
Agilysys	248,200	b	4,102,746
Anixter International	110,040		4,151,809
Avid Technology	86,100	a	4,913,727
Bel Fuse, Cl. B	120,800		4,134,984
Benchmark Electronics	68,450	a	2,399,173
Black Box	38,900		1,660,252
Brooktrout	146,950	a	1,801,607
C-COR	232,900	a	2,084,455
Catapult Communications	144,300	a	3,916,302
Cognex	77,400		1,996,920
Cree	69,400	a,b	2,483,132
Esterline Technologies	76,220	a	2,713,432
FileNET	77,200	a	2,069,732
Global Imaging Systems	108,900	a	4,075,038
Inter-Tel	163,500		4,630,320
Internet Security Systems	161,800	a	3,917,178
j2 Global Communications	129,500	a,b	4,513,075
LTX	334,300	a	2,386,902
M-Systems Flash Disk Pioneers	163,400	a,b	2,591,524
Mercury Computer Systems	153,600	a	4,838,400
Methode Electronics	274,600		3,624,720
OmniVision Technologies	155,400	a,b	2,772,336
Photronics	214,000	a	4,031,760
PortalPlayer	11,900	b	347,361
Quest Software	180,500	a	2,794,140
SeaChange International	181,800	a,b	3,105,144
Sigmatel	152,100	a	5,442,138
Silicon Image	213,300	a	3,583,440
Skyworks Solutions	571,200	a	5,672,016
Standard Microsystems	160,600	a	3,947,548
Supertex	124,600	a	2,710,050
TALX	120,400		3,539,760
Take-Two Interactive Software	76,600	a,b	2,677,170
Tradestation Group	386,600	a	2,868,572
Trimble Navigation	113,500	a	3,583,195
Verint Systems	96,680	a	3,977,415
Vishay Intertechnology	148,200	a	2,165,202
WebEx Communications	134,100	a	3,183,534
X-Rite	237,500		3,541,125
			134,453,120
Utilities--2.1%
ALLETE	80,190		2,918,916
CH Energy Group	65,200		3,029,844
CMS Energy	204,400	a	2,084,880

Calpine	591,000	a	2,293,080
Cleco	200,600		3,971,880
OGE Energy	155,800		4,027,430
			18,326,030

Total Common Stocks
(cost $643,650,375)			853,431,132

	Principal
Short-Term Investments--1.1%	Amount ($)		Value ($)

Repurchase Agreement;
Salomon Smith Barney,
Tri-Party Repurchase Agreement, 2.05%
dated 11/30/2004, due 12/1/2004 in the
amount of $ 9,850,561 (fully collateralized
by $10,192,000 Federal Home Loan
Mortgage Notes, 3.375%, 4/15/2009,
value $10,047,057)
(cost $9,850,000)	9,850,000		9,850,000

Investment of Cash Collateral
for Securities Loaned--5.7%	Shares		Value ($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage
Plus Money Market Fund
(cost $49,667,974)	49,667,974	c	49,667,974

Total Investments (cost $703,168,349)	104.0%		912,949,106

Liabilities, Less Cash and Receivables	(4.0%)		(35,082,488)

Net Assets	100.0%		877,866,618

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

a	Non-income producing.
b	All or a portion of these securities are on loan. At November 30, 2004, the total market value of the fund's securities on loan is $48,037,413 and the total market value of the collateral held by the fund is $49,667,974.
c Investment in affiliated money market fund.

See notes to financial statements.

Mellon Small Cap Stock Fund

Industry Breakdown 11/30/2004

Industry	Percentage

Producer Goods & Services	23.6%
Technology	15.3%
Interest Sensitive	14.7%
Consumer Cyclical	13.6%
Health Care	9.3%
Services	9.2%
Energy	7.8%
Investment of Cash Collateral	5.2%
Utilities	2.1%
Short-Term Investments	1.1%
Consumer Staples	0.9%
Other	0.7%

Total %	103.5%

Mellon International Fund
Statement of Investments
November 30, 2004 (Unaudited)

Common Stocks--95.5%	Shares		Value ($)

Australia--1.6%
Amcor	1,245,152		7,130,298
National Australia Bank	717,114		15,550,451
National Australia Bank, ADR	10,097		1,095,625
			23,776,374
Belgium--1.2%
Fortis	645,497		17,021,332
Denmark--.4%
Danske Bank	182,700		5,457,633
Finland--2.3%
M-real, Cl. B	1,380,975		8,993,724
Nokia	241,100		3,922,259
Nokia, ADR	326,380		5,277,565
Sampo	219,110		2,827,737
UPM-Kymmene	560,446		12,625,865
			33,647,150
France--9.5%
BNP Paribas	195,688		13,602,651
Carrefour	397,450		18,879,683
France Telecom	572,283	a	17,973,482
L' Air Liquide	1		173
Sanofi-Aventis	203,248		15,303,256
Schneider Electric	206,156		14,316,601
Societe Nationale d'Etude et de Construction de Moteurs d' Avion	375,200	a	8,357,849
Thomson	592,235		14,239,354
Total	66,970		14,659,919
Total, ADR	79,311		8,692,486
Valeo	372,945		14,751,472
			140,776,926
Germany--7.2%
Deutsche Bank	147,640		12,509,556
Deutsche Boerse	136,523		8,083,719
Deutsche Lufthansa	752,847	a	10,666,491
Deutsche Post	954,955		20,170,826
Deutsche Postbank	171,909		7,727,337
E.ON	152,450		12,856,321
Heidelberger Druckmaschinen	221,541	a	7,593,869
KarstadtQuelle	544,994	b	5,555,776
KarstadtQuelle (Rights)	544,994	a, b	1,209,667
Medion	168,762	b	3,420,599
Volkswagen	355,027		15,996,270
			105,790,431
Greece--.3%
Hellenic Telecommunications Organization	252,890		4,147,673
Hong Kong--.8%
Bank of East Asia	2,623,969		8,234,918
Citic Pacific	1,264,500		3,578,098
			11,813,016
Ireland--1.6%
Bank of Ireland	1,600,860		24,468,585

Italy--4.7%
Banche Popolari Unite Scrl	324,151	6,384,887
Benetton Group	586,998	7,061,773
Eni	764,144	18,758,571
Finmeccanica	15,771,831	13,499,747
SanPaolo IMI	272,567	3,742,237
UniCredito Italiano	3,736,000	20,606,898
		70,054,113
Japan--26.0%
AIFUL	2,850	323,879
ALPS ELECTRIC	636,800	9,302,581
CANON	275,100	13,787,733
Credit Saison	487,800	16,440,833
DENTSU	2,659	7,283,163
FUJI MACHINE MANUFACTURING	130,600	1,243,145
FUNAI ELECTRIC	71,800	8,975,436
Fuji Heavy Industries	1,378,000	6,371,016
Fuji Photo Film	375,800	13,213,501
HONDA MOTOR	332,400	15,916,973
KDDI	2,064	10,184,178
Kao	468,500	11,285,319
Kuraray	975,100	8,040,988
LAWSON	273,600	9,859,220
MABUCHI MOTOR	180,500	12,395,075
MINEBEA	2,578,600	10,369,000
MURATA MANUFACTURING	186,600	9,750,940
Matsumotokiyoshi	356,650	9,907,426
NIPPON TELEGRAPH AND TELEPHONE	1,717	7,704,861
Nippon Express	3,324,600	15,692,821
OLYMPUS	331,200	6,388,844
RINNAI	476,800	12,017,833
ROHM	148,300	14,159,477
SFCG	14,110	3,481,074
SKYLARK	672,200	11,380,162
SOHGO SECURITY SERVICES	388,400	5,515,427
SUMITOMO CHEMICAL	1,960,000	9,766,209
Sekisui House	1,011,500	11,170,662
77 Bank	1,805,600	11,750,299
Shin-Etsu Chemical	397,800	15,416,658
Shiseido	578,900	7,978,817
Sumitomo Bakelite	1,211,700	7,049,762
Sumitomo Mitsui Financial	1,831	12,715,895
TAKEFUJI	185,050	12,045,295
TDK	77,500	5,562,867
TOYODA GOSEI	74,700	1,407,554
Takeda Pharmaceutical	322,100	15,830,470
Toyota Motor	221,500	8,304,502
Yamaha Motor	914,600	13,387,424
		383,377,319
Netherlands--6.3%
ABN AMRO	400,735	9,842,760
Aegon	1,153,930	14,263,302
Akzo Nobel	75,516	3,123,462
DSM	120,120	7,225,827
Heineken	451,037	14,267,464
Koninklijke (Royal) Philips Electronics	380,070	9,799,930

Koninklijke (Royal) Philips Electronics (New York Shares)	240,980		6,202,825
Royal Dutch Petroleum	246,250		14,106,237
Wolters Kluwer	713,503		13,693,695
			92,525,502
New Zealand--.1%
Carter Holt Harvey	1,351,783		2,156,858
Norway--.2%
Norsk Hydro	28,620		2,341,462
Singapore--1.8%
DBS	1,691,640		16,318,403
Singapore Technologies Engineering	3,321,600		4,299,281
United Overseas Bank	957,000		7,947,215
			28,564,899
Spain--3.3%
Banco de Sabadell	535,927		12,023,634
Endesa	915,901		19,720,649
Repsol YPF	62,600		1,525,918
Repsol YPF, ADR	633,351		15,428,430
			48,698,631
Sweden--1.0%
Electrolux, Cl. B	692,630		15,260,028

Switzerland--8.3%
Clariant	674,834		10,509,127
Julius Baer, Cl. B	33,290		9,835,416
Lonza	245,003		13,241,082
Nestle	92,730		23,879,724
Novartis	509,340		24,398,986
Swiss Re	236,070		15,771,829
Swisscom	320		125,566
UBS	207,319		16,792,148
Zurich Financial Services	50,240		7,731,265
			122,285,143
United Kingdom--18.9%
BAA	948,770		10,552,791
BAE Systems	2,252,534		10,557,565
BOC	530,524		9,489,958
BT	4,811,100		17,883,289
Barclays	913,282		9,425,015
Boots	982,579		11,848,961
Bunzl	1,395,445		11,907,418
Cadbury Schweppes	182,674		1,630,336
Centrica	1,814,690		8,592,104
Diageo	1,317,527		18,431,217
easyJet	1,904,300	a	6,778,211
GKN	3,841,682		16,537,491
GlaxoSmithKline	1,243,871		26,172,552
Lloyds TSB	1,372,214		11,047,021
Marks & Spencer	958,800		6,014,731
Rexam	848,263		7,323,389
Rio Tinto	685,664		20,088,010
Royal Bank of Scotland	628,369		19,310,086
Sainsbury (J)	2,085,370		10,411,728
Scottish & Southern Energy	4,608		72,476
Shell Transport & Trading	2,928,145		24,622,303
Unilever	1,418,360		12,983,907

	Vodafone	2,458,400	6,671,513
			278,352,072
	Total Common Stocks
	(cost $1,161,788,164)		1,410,515,147

	Preferred Stock--.0%
	Germany;
	Henkel KGaA
	(cost $115,779)	1,500	127,295

		Principal
	Short-Term Investments--2.2%	Amount ($)	Value ($)

	Repurchase Agreements;
	J.P. Morgan Chase & Co.,
	1.90%, dated 11/30/2004, due 12/1/2004 in the
	amount of $32,001,689 (fully collateralized by
	$33,095,000 U.S. Treasury Note, 4%, 2/15/2014,
	value $32,641,599)
	(cost $32,000,000)	32,000,000	32,000,000

	Investment of Cash Collateral for Securities Loaned--.7%	Shares	Value ($)
	Registered Investment Company;
	Dreyfus Institutional Cash Advantage Plus Fund
	(cost $10,442,201 )	10,442,201 c	10,442,201

	Total Investments (cost $1,204,346,144)	98.4%	1,453,084,643

	Cash and Receivables (Net)	1.6%	23,431,450

	Net Assets	100.0%	1,476,516,093

a	Non-income producing.
b		All or a portion of these securities are on loan. At November 30, 2004, the total market value of the fund's
		securities on loan is $9,601,169 and the total market value of the collateral held by the fund is $10,442,201.
c	Investment in affiliated money market mutual fund

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

See notes to financial statements.

Mellon International Fund
Statement of Investments
August 31, 2004

Japan	26.5
United Kingdom	19.9
France	8.3
Switzerland	7.4
Germany	7.0
Netherlands	6.1
Italy	4.5
United States (Short-Term Investments)	3.3
Spain	2.6
Cash & Receivables	2.2
Finland	2.1
Ireland	1.7
Belgium	1.5
Singapore	1.5
Australia	1.4
Sweden	1.0
Denmark	0.8
Greece	0.7
Hong Kong	0.5
Norway	0.5
Luxembourg	0.3
New Zealand	0.2
Portugal	-

100.0

Mellon International Fund
Statement of Investments
August 31, 2004

Banking	13.7
Chemicals	8.9
Financial Services	7.3
Food & Household Products	6.3
Automobiles	5.9
Energy	5.0
Electronic Components	4.5
Healthcare	4.5
Telecommunications	3.9
Utilities	3.6
Aerospace & Military Technology	2.8
Beverages & Tobacco	2.7
Transportation	2.7
Appliances & Household Durables	2.2
Textiles & Apparel	2.2
Insurance	1.9
Metals	1.8
Electrical & Electronics	1.6
Business & Public Services	1.5
Consumer Services	1.5
Recreation	1.4
Forest Products & Paper	1.3
Merchandising	1.3
Data Processing & Reproduction	1.0
Broadcasting & Publishing	0.8
Construction & Housing	0.8
Industrial Components	0.8
Machinery & Engineering	0.8
Misc. Materials	0.5
Consumer Durable	0.4
Multi-Industry	0.4
Capital Goods	0.3
Building Materials	0.1
Energy Equipment & Services	0.1

Short-Term (Repo's)	3.3
Cash & Receivables (net)	2.2

100.0

MELLON EMERGING MARKETS FUND
Statement of Investments
November 30, 2004 (Unaudited)

Common Stocks--92.7%	Shares		Value ($)

Brazil--5.8%
Banco Itau, ADR	134,640		8,678,894
Brasil Telecom Participacoes, ADR	169,900		6,335,571
Companhia de Bebidas das Americas, ADR	82,510		2,125,458
Companhia de Saneamento Basico	137,976		7,405,056
do Estado de Sao Paulo
Companhia de Saneamento Basico do Estado	210,100		2,846,855
de Sao Paulo, ADR
Empresa Brasileira de Aeronautica, ADR	373,950		10,459,382
Petroleo Brasileiro, ADR	638,520		24,365,923
Telecomunicacoes Brasileiras, ADR (Pfd Block)	241,900		7,448,101
Tim Participacoes, ADR	198,912		3,033,408
			72,698,648
Chile--.3%
Banco Santander Chile, ADR	138,500		4,120,375

China--1.6%
China Telecom, Cl. H	13,405,000		4,956,960
Huadian Power International, Cl. H	27,061,400		9,310,753
Qingling Motors, Cl. H	8,818,500		1,224,981
Sinopec Yizheng Chemical Fibre, Cl. H	19,060,000		4,167,567
			19,660,261
Croatia--.4%
Pliva, GDR	353,300	a	4,669,460

Egypt--.5%
Commercial International Bank, GDR	661,000	a	3,999,050
Suez Cement, GDR	210,780	a	2,192,112
			6,191,162
Hong Kong--4.4%
Beijing Enterprises	873,000		1,055,487
Brilliance China Automotive	9,683,000		1,942,877
China Mobile (Hong Kong)	78,500		1,281,120
China Mobile (Hong Kong), ADR	9,053,200		29,692,931
China Resources Enterprise	6,172,300		9,050,293
Denway Motors	6,373,700		2,274,916
Shanghai Industrial	4,846,600		9,911,630
			55,209,254
Hungary--2.3%
Gedeon Richter	80,293		9,892,317
MOL Magyar Olaj-es Gazipari	97,574		6,578,735
Magyar Tavkozlesi	2,772,200		11,785,096
			28,256,148

India--11.9%
Bharat Petroleum	1,033,848		9,052,973
Dr. Reddy's Laboratories	119,300		2,103,586
Dr. Reddy's Laboratories, ADR	564,400		9,995,524
Gail India	946,181		4,549,269
Gail India, GDR	241,300	a	7,045,960
Hindalco Industries, GDR	466,600	a	13,648,050
Hindustan Lever	3,145,073		10,116,350
Hindustan Petroleum	1,328,057		10,092,635
ICICI Bank	1,256,384		9,538,514
ICICI Bank, ADR	213,725		3,960,325
ITC	352,847		10,017,540
Mahanagar Telephone Nigam	4,199,110		15,226,371
Mahanagar Telephone Nigam, ADR	261,650		2,289,438
NIIT	149,877		516,992
NIIT Technologies	224,816		793,171
Oil and Natural Gas	322,956		5,791,945
Reliance Industries	1,706,580		19,706,785
State Bank of India, GDR	421,600	a	13,449,040
			147,894,468
Indonesia--2.4%
PT Astra Agro Lestari	4,759,200		1,739,628
PT Bank Mandiri	23,191,500		4,688,135
PT Gudang Garam	5,123,700		7,576,583
PT Indofood Sukses Makmur	77,099,500		6,405,032
PT Telekomunikasi Indonesia	17,934,600		9,932,765
			30,342,143
Israel--.9%
Bank Hapoalim	2,235,730		6,526,856
Koor Industries	1	b	46
Supersol	1,615,586		3,790,926
Taro Pharmaceutical Industries	37,800	b	1,120,392
			11,438,220
Malaysia--3.3%
Gamuda	7,233,300		10,088,550
Genting	2,240,600		10,908,184
Kuala Lumpur Kepong	1,716,400		3,116,621
Malaysia International Shipping	262,400		1,015,074
Resorts World	1,203,700		3,056,765
Sime Darby	8,379,200		13,340,568
			41,525,762
Mexico--6.8%
Cemex	1,112,444		7,165,565
Coca-Cola Femsa, ADR	873,200		19,053,224
Consorcio ARA	233,400	b	686,287
Controladora Comercial Mexicana	6,738,600		7,541,956
Desc, Ser. B	6,871,166	b	1,858,394
Grupo Continental	2,047,500		3,351,779
Kimberly-Clark de Mexico, Cl. A	4,488,500		14,974,978
Telefonos de Mexico, ADR	844,700		29,572,947
			84,205,130
Philippines--.4%
ABS-CBN Broadcasting	1,568,300		516,439
Bank of the Philippine Islands	4,136,576		3,755,169
Manila Electric, Cl. B	2,878,000	b	1,267,898

			5,539,506
Poland--1.9%
Bank Przemyslowo-Handlowy	32,539		4,645,774
KGHM Polska Miedz	382,680	b	3,885,322
Powszechna Kasa Oszczednosci Bank Polski	215,000		1,705,375
Telekomunikacja Polska	2,399,426		13,056,081
			23,292,552

Russia--1.7%
LUKOIL, ADR	172,100		21,465,697

South Africa--14.3%
Alexander Forbes	492,227		905,918
Anglo American	786,102		19,079,458
Aveng	3,470,735		7,014,541
Bidvest Group	879,267		11,267,225
Illovo Sugar	833,876		1,161,787
Impala Platinum Holdings	105,456		9,000,379
Imperial Holdings	192,596	b	3,378,993
Metoz Holdings	11,501,593		4,055,569
Nampak	4,196,510		10,791,191
Nedcor	2,380,663		31,120,848
Old Mutual	6,713,800		16,840,350
Sanlam	4,954,300		10,285,597
Sappi	1,236,881		16,751,868
Sasol	853,461		17,336,982
Shoprite Holdings	2,076,836		4,804,679
Steinhoff International Holdings	4,821,770		9,869,459
Tongaat-Hulett Group	539,429		4,639,212
			178,304,056
South Korea--19.0%
CJ	127,030		8,420,205
Cheil Communications	1,520		219,628
Hyundai Department Store	121,890		3,888,622
Hyundai Development	292,740		4,788,261
Hyundai Motor	218,880		10,771,777
INI Steel	231,430		3,046,003
Industrial Bank of Korea	685,330		5,032,943
KT, ADR	905,050		19,594,333
Kangwon Land	907,347		12,028,730
Kia Motors	597,630		5,694,157
Kookmin Bank	493,114	b	18,765,139
Kookmin Bank, ADR	83,340	b	3,121,916
Korea Electric Power	1,361,680		34,025,766
Korea Fine Chemical	12,180		117,909
LG Chem	126,790		5,260,243
LG Electronics	92,540		5,586,821
LG Household & Health Care	157,240		4,064,096
POSCO	66,650		12,427,349
POSCO, ADR	85,350		4,031,934
SK Telecom	45,100		8,516,738

SK Telecom, ADR	236,400		5,321,364
Samsung	158,160		2,307,914
Samsung Electro-Mechanics	529,600	b	13,789,299
Samsung Electronics	50,360		20,869,261
Samsung Fire & Marine Insurance	189,280		14,171,178
Samsung SDI	96,640		9,908,250
			235,769,836
Taiwan--11.9%
Accton Technology	3,368,225	b	1,369,877
Advanced Semiconductor Engineering	2,929,000	b	2,173,334
Asustek Computer	7,581,725		17,536,123
Benq	5,874,000		6,109,252
China Motor	5,507,000		6,103,691
Chunghwa Telecom, ADR	204,400		4,261,740
Compal Electronics	18,693,306		17,933,038
Delta Electronics	4,118,800		6,393,667
Elan Microelectronics	2,204,726		1,204,693
First Financial	10,293,000	b	8,500,273
Nien Hsing Textile	2,056,000		1,985,147
Quanta Computer	8,335,987		13,587,064
SinoPac Financial Holdings	23,849,225		13,253,683
Taiwan Cellular	5,996,806		6,423,155
United Microelectronics	48,158,070	b	30,201,584
United Microelectronics, ADR	860,538	b	3,011,883
Yageo	22,287,960	b	7,611,536
			147,659,740
Thailand--2.2%
Charoen Pokphand Foods	20,310,700		1,822,769
Delta Electronics	956,700		405,328
Kasikornbank	5,851,700	b	8,263,266
Krung Thai Bank	33,124,200		7,336,887
Siam Commercial Bank	6,922,500		8,522,129
Siam Makro	547,400		686,982
			27,037,361
Turkey--.7%
Tupras-Turkiye Petrol Rafinerileri	824,754,600		8,354,133

Total Common Stocks
(cost $887,770,227)			1,153,633,912

Preferred Stocks--2.8%

Brazil:
Banco Bradesco	96,661		6,325,610
Companhia de Tecidos Norte de Minas	53,122		5,114,945
Companhia Energetica de Minas Gerais	315,202		7,318,028
Companhia Paranaense de Energia	1,177,000		5,417,660
Duratex	37,900		1,672,059
Telecomunicacoes de Sao Paulo	156,758		2,800,897
Telemar Norte Leste	150,904		3,526,271
Telemig Celular Participacoes	2,013,830		2,909,689
Total Preferred Stocks
(cost $22,505,164)			35,085,159

	Principal
Short-Term Investments--1.8%	Amount ($)	Value ($)

Repurchase Agreements;
J.P. Morgan Chase & Co.,
1.90% dated 11/30/2004, due 12/1/2004
in the amount of $22,001,161
(collateralized by $22,753,000 U.S. Treasury Note,
4%, 2/15/2014, value $22,441,284
(cost $22,000,000)	22,000,000	22,000,000

Total Investments (cost $932,275,391)	97.3%	1,210,719,071

Cash and Receivables (Net)	2.7%	33,657,920

Net Assets	100.0%	1,244,376,991

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid by the Board of Trustees.
At November 30, 2004, these securities amounted to $45,003,672 or 3.6% of net assets.
b	Non-income producing

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

See notes to financial statements.

MELLON EMERGING MARKETS FUND
Statement of Investments
August 31, 2004

Telecommunications	13.2
Banking	8.7
Electronic Components	7.2
Energy	6.0
Utilities	5.8
Healthcare	4.7
Beverages & Tobacco	4.7
Energy Equipment & Services	4.6
Financial Services	4.5
Multi-Industry	3.6
Metals	3.2
Wholesale & International Trading	3.2
Food & Household Products	2.8
Misc. Materials	2.6
Building Materials	2.4
Insurance	2.3
Leisure & Tourism	2.0
Automobiles	1.9
Data Processing & Reproduction	1.6
Chemicals	1.4
Forest Products & Paper	1.2
Consumer Durable	1.2
Transportation	0.9
Technology	0.9
Real Estate	0.9
Merchandising	0.7
Appliances & Household Durables	0.6
Textiles & Apparel	0.6
Electrical & Electronics	0.6
Aerospace & Military Technology	0.5
Basic Industry	0.2
Business & Public Services	0.1
Consumer Services	0.1
Broadcasting & Publishing	0.1
Construction & Housing	0.1

Short-Term (Cash Sweeps)	3.0
Cash & Receivables (net)	1.9

100.0

MELLON BOND FUND
Statement of Investments
November 30, 2004 (unaudited)
	Prinicipal
Bonds and Notes - 96.8%	Amount($)		Value ($)
Asset - Backed-Ctfs- Automobile Receivables - 1.0%
Harley-Davidson Motorcycle Trust,
Ser. 2003-4, Cl. A2, 2.69%, 2011	4,650,000		4,603,613
Honda Auto Receivables Owner Trust,
Ser. 2004-3, Cl A4, 3.28%, 2/18/10	3,820,000		3,767,493
			8,371,106
Asset - Backed Ctfs.- Credit Cards - 1.3%
Bank One Issuance Trust,
Ser. 2003-03, Cl. C3, 4.77%, 2016	11,000,000		10,706,460
Auto Manufactering - 1.5%
Ford Motor,
Notes, 7.45%, 2031	1,345,000		1,312,195
General Motors,
Sr. Debs, 8.375%, 2033	10,700,000	a	10,921,757
			12,233,952
Bank & Finance - 9.6%
AXA Financial,
Sr. Notes, 7.75%, 2010	5,650,000		6,530,129
American Express,
Notes, 4.75%, 2009	3,000,000	a	3,079,710
Bank of America,
Sr. Notes, 5.875%, 2009	6,585,000		7,049,868
Bear Stearns & Cos.,
Notes, 4.5%, 2010	2,000,000	a	2,001,302
CIT,
Debs., 5.875%, 2008	4,800,000		5,097,552
Caterpillar Financial Services,
Notes, 3.625%, 2007	5,825,000		5,822,070
Citigroup:
Sr. Notes, 6.2%, 2009	1,825,000		1,983,634
Sub. Notes, 6.625%, 2032	1,900,000		2,087,707
Countrywide Home Loans,
Notes, 3.25%, 2008	2,765,000		2,695,900
Ford Motor Credit,
Notes, 5.8%, 2009	1,265,000		1,290,235
GMAC,
Sr. Notes, 5.85%, 2009	6,500,000	a	6,582,654
General Electric Capital,
Notes, Ser. A, 6.75%, 2032	900,000		1,031,968
Goldman Sachs,
Notes, 4.75%, 2013	6,500,000		6,364,833
JP Morgan,
Sub. Notes, 6.25%, 2009	1,800,000	a	1,938,326
KfW,
Gtd. Global Notes, (Gtd. By Federal Rep. Of Germany), 3.25%, 2007	6,155,000		6,111,915
Landwirtschaftliche Rentenbank,
Notes, 3.25%, 2007	6,555,000		6,471,463
Lehman Brothers,
Notes, 7%, 2008	2,000,000		2,178,464
Merrill Lynch & Co.,

Notes, 4.125%, 2009	2,425,000		2,426,149
Morgan Stanley,
Sub. Notes, 4.75%, 2014	4,000,000		3,864,668
Wells Fargo & Co.:
Notes, 3.12%, 2008	2,425,000	a	2,352,446
Sr. Notes, 5.125%, 2007	2,400,000		2,488,870
			79,449,863
Collateralized Mortgage Obligations - 1.5%
ABN Amro Mortgage,
Ser. 2002-1A, Cl. M, 5.639%, 2032	1,606,653	b	1,640,738
Federal Home Loan Mortgage Corp.,
Multiclass Mortgage Paritcipation Ctfs., REMIC,
Ser. 1660, Cl. H, 6.50%, 1/15/2009	3,603,601		3,732,357
Federal National Mortgage Association:
REMIC Trust, Pass-Through Ctfs.,
Ser. 1992-18, Cl. HC, 7.5%, 3/25/2007	548,842		566,075
(Interest Only Obligation),
Ser. 333, Cl. 2, 5.5%, 3/1/2033	9,606,481	c	2,224,206
Washington Mutual Mortgage Securities:
Ser. 2002-AR4, Cl. A1, 5.499%, 2032	529,410	b	538,356
Ser. 2002-AR4, Cl. A7, 5.499%, 2032	1,398,628	b	1,400,587
Ser. 2003-S4, Cl. 4A1, 4%, 2032	2,760,822		2,762,701
			12,865,020
Commercial Mortgage Pass - Through Ctfs. - 1.4%
Asset Securitization,
Ser.1995-MD IV, Cl. A-1, 7.10%, 2029	2,393,009		2,480,740
GS Mortgage Securities II,
Ser. 1998-GLII, Cl. A-2, 6.562%, 2031	8,750,000		9,379,738
			11,860,478
Foreign Government - 2.0%
Province of Ontario:
Notes, 5.125%, 2012	3,500,000		3,632,328
Sr. Bonds, 5.5%, 2008	4,000,000		4,235,948
Province of Quebec,
Notes, 5%, 2009	5,400,000		5,614,726
Republic of Italy,
Notes, 3.25%, 2009	2,930,000		2,834,567
			16,317,569
Industrial - 2.9%
Canadian National Railway,
Notes, 4.25%, 2009	2,600,000		2,602,379
E.I. du Pont de Nemours & Co.,
Notes, 4.125%, 2010	2,100,000		2,093,284
Emerson Electric,
Notes, 5%, 2014	4,290,000		4,332,076
Federated Department Stores,
Notes, 6.3%, 2009	4,000,000		4,306,836
IBM:
Debs., 7%, 2025	2,000,000		2,327,304
Notes, 4.375%, 2009	3,000,000		3,024,957
Wal-Mart Stores,
Sr. Notes, 6.875%, 2009	2,975,000		3,335,159
Weyerhaeuser,
Debs., 6.875%, 2033	2,000,000		2,184,994
			24,206,989

Media & Telecommunications - 5.9%
Comcast Cable Communications:
Bonds, 7.05%, 2033	2,395,000	a	2,665,678
Notes, 6.2%, 2008	1,000,000		1,075,953
Sr. Notes, 6.875%, 2009	4,775,000		5,287,439
News America,
Sr. Notes, 7.75%, 2045	3,500,000		4,179,508
Sprint Capital,
Sr. Notes, 6.125%, 2008	4,800,000		5,124,514
Telecom Italia Capital,
Notes, 4.95%, 2014	1,400,000	d	1,355,248
Time Warner,
Deb., 6.95%, 2028	1,650,000		1,797,137
Univision Communications,
Sr. Notes, 3.5%, 2007	9,400,000		9,280,535
Verizon Global Funding,
Notes, 7.6%, 2007	750,000		814,532
Verizon New York,
Debs., Ser. B, 7.375%, 2032	4,500,000	a	5,007,780
Verizon Virginia,
Debs., Ser. A, 4.625%, 2013	1,625,000		1,566,667
Viacom,
Sr. Notes, 6.625%, 2011	4,600,000	a	5,132,905
Vodafone,
Notes, 7.75%, 2010	4,755,000		5,505,220
			48,793,116
Oil & Gas - .6%
Conoco Funding:
Bonds, 7.25%, 2031	1,150,000		1,369,287
Sr. Notes, 3.625%, 2007	4,000,000		3,988,312
			5,357,599
Real Estate Investment Trust - .9%
Liberty Property,
Sr. Notes, 7.25%, 2011	2,025,000		2,279,221
Mack-Cali Realty,
Notes, 5.125%, 2014	2,850,000	a	2,787,528
Notes, 7.75%, 2011	1,750,000		2,065,327
			7,132,076
U.S. Government - 19.4%
U.S. Treasury Bonds,
5.375%, 2/15/2031	45,115,000		47,497,523
U.S. Treasury Notes:
3.375%, 9/15/2009	2,125,000	a	2,096,861
3.375%, 10/15/2009	9,425,000	a	9,294,304
4%, 6/15/2009	3,365,000	a	3,416,249
4%, 11/15/2012	9,480,000	a	9,369,274
4.25%, 8/15/2014	10,000,000	a	9,912,500
4.25%, 11/15/2014	7,500,000	a	7,437,893
4.375%, 5/15/2007	26,975,000	a	27,765,098
6%, 8/15/2009	11,275,000	a	12,409,491
6.5%, 10/15/2006	25,730,000	a	27,377,235
United States Treasury Strip,
0%, 11/15/2027	15,000,000		4,454,130
			161,030,558
U.S. Government Agencies - 10.6%
Federal Farm Credit Bank:

Bonds, 2.625%, 9/17/2007	7,575,000	7,422,796
Bonds, 3%, 12/17/2007	4,570,000	4,518,985
Bonds, 3.25%, 6/15/2007	6,980,000	6,962,027
Federal Home Loan Banks:
Bonds, 2.75%, 12/15/2006	5,745,000.00	5,692,588
Bonds, 3.625%, 5/15/2008	365,000	364,918
Bonds, Ser. S107, 3.75%, 8/15/2007	1,920,000	1,936,835
Federal Home Loan Mortgage Corp.:
Notes, 2.4%, 3/29/2007	6,325,000	6,202,124
Notes, 3.05%, 1/19/2007	7,060,000	7,034,393
Notes, 3.25%, 11/2/2007	3,445,000	3,427,744
Notes, 3.3%, 9/14/2007	6,375,000	6,358,106
Notes, 3.375%, 8/23/2007	5,755,000	5,722,553
Notes, 3.75%, 8/3/2007	5,225,000	5,228,631
Notes, 4.375%, 2/4/2010	6,305,000	6,307,005
Notes, 4.75%, 12/8/2010	6,970,000	6,991,398
Federal National Mortgage Association:
Notes, 3.125%, 12/15/2007	6,105,000	6,040,147
Notes, 4%, 12/15/2008	7,590,000	7,581,097
		87,791,347
U.S. Government Agencies/Mortgage-Backed - 36.7%
Federal Home Loan Mortgage Corp.:
4.073%, 7/1/2031	1,040,409 b	1,074,274
4.5%, 6/1/2018	13,603,410	13,548,044
5%, 10/1/2018-6/1/2034	21,495,587	21,545,488
5.5%, 9/1/2006-10/1/2033	40,192,943	41,108,175
6%, 7/1/2017-7/1/2034	24,399,709	25,293,747
6.5%, 8/1/2031-7/1/2032	3,734,900	3,919,293
7%, 4/1/2032	1,276,048	1,354,601
8.5%, 6/1/2018	4,168,319	4,604,658
Federal National Mortgage Association:
4.5%, 6/1/2019	11,894,147	11,830,960
5%	16,730,000 e	16,505,149
5%, 5/1/2019-4/1/2034	45,030,779	45,131,270
5.5%, 2/1/2033-7/1/2034	46,668,270	47,288,751
6%, 10/1/2032	12,561,652	12,977,694
6.5%, 3/1/2017-9/1/2032	19,689,239	20,714,378
7%, 6/1/2009-6/1/2032	6,897,854	7,309,591
7.5%, 7/1/2032	2,062,584	2,209,543
8%, 7/1/2007-2/1/2013	1,934,743	2,039,369
Government National Mortgage Association I:
6%, 10/15/2008-10/15/2033	9,043,660	9,385,262
6.5%, 2/15/2024-5/15/2028	5,430,736	5,742,699
7%, 5/15/2023-12/15/2023	2,135,362	2,284,837
7.5%, 3/15/2027	1,236,234	1,333,971
8%, 5/15/2007-9/15/2008	2,991,227	3,110,838
9%, 12/15/2009	2,340,589	2,516,858
Government National Mortgage Association II,
6.5%, 4/20/2031	1,012,377	1,065,527
		303,894,977
Utilities - 1.5%
FPL Group Capital,
Debs., 6.125%, 2007	6,800,000	7,187,104
Southern California Edison,
First Mortgage, 4.65%, 2015	4,200,000	4,078,309
Virginia Electric and Power Co.,

Notes, 4.5%, 2010	800,000		802,126
			12,067,539
Total Bonds and Notes
(Cost $797,905,324)			802,078,649

Short-Term Investments- 4.6%
Repurchase Agreement;
JPMorgan Chase & Co.,
1.9%, dated 11/30/2004, due 12/1/2004 in the amount of
38,448,029(fully collateralized by $38,827,000 U.S.
Treasury Notes, 3.375%, 12/15/2008 value $39,816,770
(Cost $38,446,000 )	38,446,000		38,446,000

Investment of Cash Collateral for Securities Loaned - 17.8%
Registered Investment Company;
Dreyfus Insitutional Cash Advantage Plus Funds
(cost $147,787,245)	147,787,245	f	147,787,245

Total Investment(cost $984,138,569)	119.2%		988,311,894
Liabiliaties, Less Cash and Receivables	(19.2)%		(159,468,299)
Net Assets	100.0%		828,843,595

a	All or a portion of these securities are on loan. At October 31, 2004, the total market value of the fund's securities on loan is $143,163,141 and the total market value of the collateral held by the fund is $147,787,245.
b	Variable rate security-interest rate subject to periodic change.
c	Notional face amount shown.
d	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid by the funds Board of Directors. At November, 30, 2004, this security amounted to $1,355,248 or .2% of net assets.
e	Purchased on a foward commitment basis.
f	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

MELLON INTERMEDIATE BOND FUND
Statement of Investments
November 30,2004(unaudited)
	Prinicipal
Bonds and Notes - 96.4%	Amount($)		Value ($)
Asset - Backed-Ctfs. - Automobile Receivables - .9%
Harley-Davidson Motorcycle Trust,
Ser. 2003-4, Cl. A2, 2.69%, 2011	2,470,000		2,445,360
Honda Auto receivables Owner Trust,
Ser. 2004-3, Cl A4, 3.28%, 2010	2,030,000		2,002,097
			4,447,457
Asset - Backed Ctfs. - Credit Cards - .8%
Bank One Issuance Trust,
Ser. 2003-03, Cl. C3, 4.77%, 2016	4,275,000		4,160,919
Asset - Backed Ctfs. - Equipment - .4%
John Deere Owner Trust,
Ser. 2004-A, Cl. A4, 3.02%, 2011	2,245,000		2,234,416
Bank & Finance - 23.6%
AXA Financial,
Sr. Notes, 7.75%, 2010	3,625,000		4,189,684
American Express,
Notes, 4.75%, 2009	2,000,000	a	2,053,140
Bank of America,
Sr. Notes, 5.875%, 2009	3,500,000		3,747,083
Bank of New York,
Sr. Notes, 3.625%, 2009	4,575,000		4,503,488
Bear Stearns Cos.,
Notes, 4.5%, 2010	2,100,000	a	2,101,367
CIT,
Debs., 5.875%, 2008	2,275,000		2,416,027
Caterpillar Financial Services,
Notes, 3.625%, 2007	5,700,000		5,697,133
Citigroup,
Sr. Notes, 6.2%, 2009	4,400,000		4,782,461
Countrywide Home Loans,
Notes, 3.25%, 2008	4,630,000		4,514,292
Fifth Third Bancorp,
Notes, 3.375%, 2008	2,800,000		2,748,757
Ford Motor Credit:
Bonds, 7.375%, 2011	8,750,000		9,369,141
Notes, 6.75%, 2008	8,000,000		8,401,704
GMAC:
Notes, 6.125%, 2007	4,000,000		4,129,380
Sr. Notes, 5.85%, 2009	1,500,000	a	1,519,074
General Electric Capital,
Notes, Ser. A, 3.125%, 2009	5,885,000	a	5,680,826
Goldman Sachs:
Notes, 4.125%, 2008	3,000,000	a	3,036,720
Notes, 4.75%, 2013	2,375,000		2,325,612
Household Finance,
Notes, 4.75%, 2013	5,400,000		5,301,293
KfW,
Gtd. Global Notes, (Gtd. By Federal Rep. Of Germany), 3.25%, 2007	8,060,000		8,003,580
Landwirtschaftliche Rentenbank,
Notes, 3.25%, 2007	8,320,000		8,213,970
Lehman Brothers,
Notes, 7%, 2008	1,680,000		1,829,910
Merrill Lynch & Co.,
Notes, 4.125%, 2009	8,170,000		8,173,873
Morgan Stanley,
Bonds, 5.8%, 2007	5,000,000		5,257,210

Sub. Notes, 4.75%, 2014	2,275,000		2,198,030
US Bank,
Notes, 2.87%, 2007	4,000,000		3,961,556
Wachovia:
Sr. Notes, 3.625%, 2009	3,500,000		3,447,507
Sub. Notes, 6.375%, 2009	1,000,000		1,077,627
Wells Fargo & Co.,
Notes, 3.12%, 2008	5,000,000		4,850,405
			123,530,850
Collateralized Mortgage Obligations - 1.0%
ABN Amro Mortgage,
Ser. 2002-1A, Cl. M, 5.639%, 2032	669,439	b	683,641
Federal Home Loan Mortgage Corp.,
Mulitclass Mortgage Participation Ctfs., REMIC,
Ser. 2134, Cl. PM, 5.5%, 2014	3,361,533		3,468,766
Washington Mutual Mortgage Securities,
Ser. 2002-AR4, Cl. A1, 5.499%, 2032	231,876	b	235,795
Ser. 2002-AR4, Cl. A7, 5.499%, 2032	629,383	b	630,264
			5,018,466
Commercial Mortgage Pass - Through Ctfs. - .9%
GS Mortgage Securities II,
Ser. 1998-GLII, Cl. A-2, 6.562%, 2031	4,250,000		4,555,873
Food & Beverages - 1.1%
Anheuser-Busch,
Sr. Notes, 6%, 2011	3,150,000	a	3,418,950
Sara Lee,
Notes, 3.875%, 2013	2,575,000		2,420,302
			5,839,252
Foreign Government - 1.9%
Province of Ontario,
Notes, 5.125%, 2012	2,200,000		2,283,177
Province of Quebec,
Notes, 5%, 2009	5,000,000	a	5,198,820
Republic of Italy,
Notes, 3.25%, 2009	2,675,000		2,587,873
			10,069,870
Industrial - 3.1%
E.I. du Pont de Nemours,
Notes, 4.125%, 2010	3,175,000		3,164,846
Federated Department Stores,
Notes, 6.3%, 2009	1,750,000		1,884,241
IBM,
Notes, 4.375%, 2009	5,000,000		5,041,595
Wal-Mart Stores,
Sr. Notes, 6.875%, 2009	4,500,000		5,044,779
Waste Management,
Sr. Notes, 5%, 2014	1,200,000	a	1,195,066
			16,330,527
Media & Telecommunications - 8.3%
AOL Time Warner,
Notes, 6.875%, 2012	4,275,000		4,807,746
Comcast Cable Communications:
Sr. Notes, 6.5%, 2015	6,425,000		6,979,278
Sr. Notes, 6.875%, 2009	1,950,000		2,159,268
News America,
Sr. Debs., 8%, 2016	3,000,000		3,652,293
Sprint Capital:
Notes, 8.375%, 2012	3,000,000		3,629,328
Sr. Notes, 6.125%, 2008	2,250,000		2,402,116
Telecom Italia Capital,
Notes, 4.95%, 2014	1,600,000	c	1,548,854
Univision Communications,
Sr. Notes, 3.5%, 2007	4,965,000		4,901,900

Verizon Virginia,
Debs., Ser. A, 4.625%, 2013	6,500,000		6,266,670
Viacom,
Sr. Notes, 6.625%, 2011	2,000,000	a	2,231,698
Vodafone,
Sr. Notes, 7.75%, 2010	4,000,000		4,631,100
			43,210,251
Oil & Gas - 1.2%
Conoco Funding:
Notes, 3.625%, 2007	4,400,000		4,387,143
Notes, 6.35%, 2011	1,825,000		2,026,456
			6,413,599
Real Estate Investment Trust - 1.2%
ERP Operating,
Notes, 4.75%, 2009	1,200,000		1,218,523
Liberty Property,
Sr. Notes, 7.25%, 2011	1,480,000		1,665,801
Mack-Cali Realty:
Notes, 5.125%, 2014	1,750,000		1,711,640
Notes, 7.75%, 2011	1,500,000		1,770,280
			6,366,244
U.S. Government - 20.5%
U.S. Treasury Notes:
3.5%, 11/15/2009	8,165,000	a	8,093,556
4%, 11/15/2012	12,000,000	a	11,859,840
4.25%, 8/15/2014	3,030,000	a	3,003,488
4.25%, 11/15/2014	19,460,000	a	19,298,852
4.375%, 5/15/2007	20,625,000	a	21,229,106
6.5%, 10/15/2006	41,415,000	a	44,066,388
			107,551,230
U.S. Government Agencies - 27.6%
Federal Farm Credit Banks:
Bonds, 2.125%, 7/17/2006	7,700,000		7,584,246
Bonds, 2.375%, 10/2/2006	4,770,000		4,704,485
Bonds, 2.625%, 9/17/2007	7,500,000		7,349,303
Bonds, 3%, 12/17/2007	5,760,000		5,695,701
Bonds, 3.25%, 6/15/2007	4,530,000		4,518,335
Federal Home Loan Banks:
Bonds, 2.1%, 10/13/2006	7,875,000		7,723,737
Bonds, 2.75%, 12/15/2006	8,965,000		8,883,212
Bonds, 2.75%, 5/15/2006	4,235,000		4,218,843
Bonds, 3.625%, 5/15/2008	2,500,000		2,499,440
Bonds, Ser. 1Y06, 2.375%, 2/15/2006	6,480,000		6,434,802
Bonds, Ser. S107, 3.75%, 8/15/2007	6,990,000		7,051,288
Fedral Home Loan Mortgage Corp.:
Notes, 2.4%, 3/29/2007	5,000,000		4,902,865
Notes, 3.05%, 1/19/2007	6,490,000		6,466,461
Notes, 3.25%, 11/2/2007	4,335,000		4,313,286
Notes, 3.3%, 9/14/2007	7,700,000		7,679,595
Notes, 3.375%, 8/23/2007	7,170,000		7,129,575
Notes, 3.75%, 8/3/2007	6,660,000		6,664,629
Notes, 4.375%, 2/4/2010	7,600,000		7,602,417
Notes, 4.75%, 12/8/2010	4,485,000		4,498,769
Federal National Mortgage Association:
Notes, 2.03%, 2/9/2006	5,635,000		5,575,815
Notes, 2.71%, 1/30/2007	3,685,000		3,643,802
Notes, 2.81%, 9/28/2006	5,225,000		5,185,055
Notes, 3.125%, 12/15/2007	7,710,000		7,628,097
Notes, 3.375%, 5/15/2007	1,360,000		1,360,706
Notes, 4%, 12/15/2008	5,000,000		4,994,135
			144,308,599
U.S. Government Agencies/Mortgage-Backed - 1.4%
Federal Home Loan Mortgage Corp.:

3.5%, 5/1/2008	1,438,249		1,417,120
4.5%, 11/1/2007	1,814,277		1,832,420
4.92%, 11/1/2032	1,520,818	b	1,568,926
Federal National Mortgage Association:
5.5%, 6/1/2006	549,908		557,981
7%, 6/1/2009	513,781		540,431
Government National Mortgage Association I:
6.5%, 9/15/2013	897,383		957,669
8%, 2/15/2008	443,607		464,679
			7,339,226
Utilities - 2.5%
Alabama Power,
Sr. Notes, Cl. CC, 3.5%, 2007	3,675,000		3,658,341
Boston Edison,
Debs., 4.875%, 2014	2,300,000		2,307,250
FPL Group Capital,
Debs., 6.125%, 2007	3,250,000		3,435,013
Southern California Edison,
First Mortgage, 4.65%, 2015	2,600,000		2,524,667
Virginia Electric and Power Co.,
Notes, 4.5%, 2010	1,225,000		1,228,255
			13,153,526
Total Bonds and Notes
(Cost $507,061,107)			504,530,305

Short Term Investments - 3.1%
Repurchase Agreement;
JPMorgan Chase & Co.
1.90%, dated 11/30/2004 due 12/1/2004 in the amount of
$16,072,848. (fully collateralized by $16,622,000 U.S. Treasury
Bonds, 4%, 2/15/2014, value $16,587,600)
(cost $ 16,072,000)	16,072,000		16,072,000

Investment of Cash Collateral for Securities Loaned - 25.0%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $131,129,240)			131,129,240

Total Investment ($654,262,347)	124.5%		651,731,545
Liabilities, Less Cash and Receivables	(24.5)%		(128,233,897)
Net Assets	100.0%		523,497,649

a All or a portion of these securities are on loan. At November 30, 2004, the total market value of the fund's securities on loan is is $127,673,861 and the total market value of the collateral held by the fund is $131,129,240.
b Variable rate security - interest rate subject to periodic change.
c Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed to be liquid by the Board of Directors. At November 30, 2004, this security amounted to $1,548,854 or 0.3% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

MELLON SHORT-TERM U.S. GOVERNMENT SECURITIES FUND
Statement of Investments
November 30,2004 (unaudited)
	Prinicipal
Bonds and Notes - 97.1%	Amount($)	Value ($)
Collateralized Mortgage Obligations - .4%
Federal Home Loan Mortgage Corp.,
Multiclass Mortgage Participation Ctfs. REMIC,
Ser. 2495, Cl. UC, 5%, 7/15/2032	355,005	359,243
Vendee Mortgage Trust,
Ser. 2003-2, Cl. A, 5%, 2013	289,069	288,990
		648,233
U.S. Government -38.8%
U.S. Treasury Notes:
3%, 11/15/2007	5,000,000 a	4,964,050
4.375%, 5/15/2007	11,000,000 a	11,322,190
5.625%, 2/15/2006	17,500,000 a	18,100,775
5.75%, 11/15/2005	18,000,000 a	18,522,360
6.5%, 10/15/2006	14,000,000 a	14,896,280
6.75%, 5/15/2005	1,000,000 a	1,019,800
		68,825,455
U.S. Government Agencies - 46.2%
Federal Farm Credit Banks:
Bonds, 1.875%, 1/16/2007	2,000,000	1,944,320
Bonds, 2.125%, 8/15/2005	2,985,000	2,974,612
Bonds, 2.125%, 7/17/2006	2,470,000	2,432,868
Bonds, 2.25%, 9/1/2006	1,000,000	985,260
Bonds, 2.375%, 10/2/2006	1,425,000	1,405,428
Bonds, 2.625%, 9/17/2007	2,980,000	2,920,123
Bonds, 3%, 12/17/2007	1,975,000	1,952,953
Bonds, 3.25%, 6/15/2007	1,570,000	1,565,957
Federal Home Loan Bank:
Bonds, 2.1%, 10/13/2006	2,735,000	2,682,466
Bonds, 2.75%, 5/15/2006	1,620,000	1,613,820
Bonds, 2.75%, 12/15/2006	3,065,000	3,037,038
Bonds, 2.95%, 9/14/2006	2,150,000	2,142,886
Bonds, 3.625%, 5/15/2008	2,405,000	2,404,461
Bonds, Ser. 1Y06, 2.375%, 2/15/2006	2,815,000	2,795,365
Bonds, Ser. 375, 2.5%, 12/15/2005	1,000,000	996,144
Bonds, Ser. EY06, 5.25%, 8/15/2006	1,225,000	1,268,265
Bonds, Ser. S706, 5.375%, 5/15/2006	1,605,000	1,656,334
Federal Home Loan Mortgage Corp.:
Notes, 2%, 6/23/2006	750,000	747,940
Notes, 2.14%, 2/24/2006	1,000,000	990,289
Notes, 2.2%, 12/30/2005	1,220,000	1,211,010
Notes, 2.25%, 2/17/2006	1,765,000	1,750,704
Notes, 2.4%, 3/29/2007	2,685,000	2,632,839
Notes, 3%, 4/25/2007	2,000,000	1,986,466
Notes, 3.05%, 1/19/2007	1,295,000	1,290,303
Notes, 3.25%, 11/2/2007	1,490,000	1,482,537
Notes, 3.3%, 9/14/2007	2,470,000	2,463,455
Notes, 3.375%, 8/23/2007	2,480,000	2,466,018
Notes, 3.5%, 5/19/2008	2,000,000	1,992,072
Notes, 3.65%, 1/23/2008	2,440,000	2,447,923
Notes, 3.75%, 8/3/2007	2,295,000	2,296,595
Notes, 4.375%, 2/4/2010	2,720,000	2,720,865
Notes, 5.25%, 1/15/2006	1,000,000	1,025,002
Federal National Mortgage Association:
Notes, 2.03%, 2/9/2006	1,500,000	1,484,246
Notes, 2.16%, 12/8/2005	1,000,000	992,892
Notes, 2.17%, 11/14/2005	700,000	695,698
Notes, 2.35%, 4/29/2006	1,500,000	1,486,150
Notes, 2.5%, 5/12/2006	1,009,000	1,001,665
Notes, 2.71%, 1/30/2007	745,000	736,671
Notes, 3%, 12/15/2006	1,000,000	988,030
Notes, 3%, 3/2/2007	550,000	546,721
Notes, 3.01%, 6/2/2006	2,000,000	1,993,576
Notes, 3.05%, 4/20/2007	1,000,000	994,173

Notes, 3.125%, 12/15/2007	2,645,000		2,616,902
Notes, 3.375%, 5/15/2007	2,660,000		2,661,380
Notes, 3.5%, 12/28/2006	2,000,000		1,999,880
Notes, 5.15%, 5/3/2007	1,500,000		1,515,619
			81,995,921
U.S. Government Agencies Mortgage Backed - 11.7%
Federal Home Loan Mortgage Corp.:
3.5%, 5/1/2008-9/1/2008	5,840,027		5,754,237
4%, 2/1/2008-3/1/2010	5,356,094		5,376,760
4.073%, 7/1/2031	106,709	b	110,182
4.5%, 11/1/2007-5/1/2008	3,155,939		3,198,913
4.92%, 11/1/2032	380,204	b	392,232
5%, 3/1/2008-4/1/2009	508,912		520,910
Federal National Mortgage Association:
4.456%, 4/1/2032	204,062	b	209,062
4.5%, 1/1/2010	475,342		481,878
4.571%, 6/1/2032	550,382	b	565,000
4.733%, 5/1/2032	430,734	b	436,389
5.014%, 3/1/2032	148,789	b	151,238
5.081%, 5/1/2032	166,818	b	173,223
5.485%, 6/1/2032	299,731	b	308,207
5.5%, 6/1/2009	153,083		156,622
5.787%, 3/1/2032	82,352	b	84,422
5.869%, 6/1/2032	670,257	b	688,354
Government National Mortgage Association I,
6%, 12/15/2008 - 4/15/2009	2,124,873		2,232,270
			20,839,899

Total Bonds and Notes
(Cost $175,958,580 )			172,309,508

Short Term Investments - 2.5%
Repurchase Agreements;
JPMorgan Chase & Co.
1.90%, dated 11/30/2004 due 12/1/2004 in the amount of
$4,415,233. (fully collateralized by $4,566,000 U.S. Treasury
Bonds, 4%, 2/15/2014, value $4,556,550)
(cost $ 4,415,000)	4,415,000		4,415,000

Investment of Cash Collateral
for Securities Loaned -38.4%
Registered Investment Company;
Dreygus Instituional Perferred
Money Market Fund
(Cost $68,200,350)	68,200,350	c	68,200,350

Total Investment (cost $248,600,930)	138.0%		244,924,858
Liabilities, less Cash and Receivables	(38.0)%		(67,479,419)
Net Assets	100.0%		177,445,439

a	All or a portion of these securities are on loan. At November 30, 2004, the total market value of the fund's securities on loan is $66,399,346 and the total market value of the collateral held by the fund is $68,200,350.
b	Variable rate security--interest rate subject to periodic change.
c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Mellon National Intermediate Municipal Bond Fund
Statement of Investments
November 30, 2004 (Unaudited)

	Principal
Long-Term Municipal Investments--97.3%	Amount($)		Value ($)

Alabama--1.4%

Alabama 5%, 6/1/2009	2,295,000			2,501,228

Alabama Public School & College
Authority, Capital Improvement
5.625%, 7/1/2013	3,000,000			3,359,819

Montgomery BMC Special Care Facilities Financing
Authority, Revenue (Baptist Health):
0/5%, 11/15/2007 (Insured; MBIA)	1,365,000	a		1,260,522
0/5%, 11/15/2007 (Insured; MBIA)	2,500,000	a		2,296,774

Alaska--.2%

Anchorage, Electric Utility Revenue
8%, 12/1/2010 (Insured; MBIA)	1,000,000			1,253,619

Arizona--2.8%

Arizona School Facilities Board,
State School Improvement
Revenue 5%, 7/1/2008	1,625,000			1,757,388

Maricopa County Unified School District:
(Paradise Valley):
6.35%, 7/1/2010
(Insured; MBIA)	550,000			639,517
7%, 7/1/2011(Insured; MBIA)	1,905,000			2,313,450
(Scottsdale School)
6.60%, 7/1/2012	1,250,000			1,508,488

Phoenix:
5.40%, 7/1/2007	1,000,000			1,075,940
6.25%, 7/1/2016	1,250,000			1,509,338

Phoenix Industrial Development
Authority, SFMR 6.60%, 12/1/2029
(Collateralized; FNMA, GNMA)	925,000			931,956

Salt River Project Agricultural
Improvement & Power District,
Electric System Revenue:
5%, 1/1/2010	1,000,000			1,090,950
5%, 1/1/2016	1,475,000			1,592,808
5%, 1/1/2017	1,000,000			1,074,340

Scottsdale 5.25%, 7/1/2007	1,000,000			1,073,240

Scottsdale Industrial Development Authority, HR
(Scottsdale Healthcare) 5.70%, 12/1/2021	1,000,000			1,064,480

Tucson 5%, 7/1/2012	1,265,000			1,389,982

University Medical Center Corp., HR
5.25%, 7/1/2016	2,310,000			2,452,850

California--19.0%

Agua Caliente Band, Cahuilla Indians Revenue:
4%, 7/1/2006	600,000			601,584
5.60%, 7/1/2013	1,815,000			1,842,697

Alameda Corridor Transportation Authority, Revenue
(Subordinated Lien) Zero Coupon, 10/1/2021
(Insured; AMBAC)	5,000,000			3,470,750

California:
6.80%, 10/1/2005	700,000		726,341
4%, 2/1/2008	2,385,000		2,480,567
5.75%, 3/1/2008	190,000		193,587
5.75%, 3/1/2008 (Prerefunded 3/1/2005)	45,000	b	45,880
5.75%, 3/1/2009 (Insured;FGIC)	80,000		81,542
5.75%, 3/1/2009 (Insured; FGIC)
(Prerefunded 3/1/2005)	15,000	b	15,293
6.60%, 2/1/2009	510,000		582,027
4%, 2/1/2010	2,460,000		2,550,134
5%, 11/1/2012 (Prerefunded 11/1/2011)	655,000	b	728,288
5%, 11/1/2012	345,000		373,200
5.50%, 6/1/2020	5,000,000		5,419,000
5.25%, 11/1/2026	10,500,000		10,897,005
5%, 2/1/2033	1,825,000		1,825,548
5.50%, 11/1/2033	3,900,000		4,109,040

California Department of Water Resources,
Power Supply Revenue:
5.50%, 5/1/2008	4,000,000		4,354,520
5.375%, 5/1/2018 (Insured; AMBAC)	5,000,000		5,469,650

California Economic Recovery 5%, 7/1/2016	7,400,000		7,831,050

California Educational Facilities Authority:
(Pepperdine University) 5.75%, 9/15/2030	3,250,000		3,504,345
(Stanford University) 5%, 11/1/2011	3,000,000		3,331,740

California Housing Finance Agency, Home Mortgage
Revenue 5.65%, 8/1/2006 (Insured; MBIA)	655,000		677,394

California Infrastructure & Economic Development Bank,
Revenue (Clean Water State Revolving Fund)
5%, 10/1/2017	2,500,000		2,664,375

California Municipal Finance Authority, Solid Waste
Disposal Revenue ( Waste Management Inc.
Project) 4.10%, 9/1/2009	1,000,000		1,013,450

California Public Works Board, LR
(Department of Mental Health - Coalinga):
5%, 6/1/2025	2,500,000		2,538,750
5.125%, 6/1/2029	2,000,000		2,028,540

California Statewide Community Development Authority,
Revenue:
(Kaiser Permanente):
3.70%, 6/1/2005	3,000,000		3,018,780
3.85%, 8/1/2006	1,250,000		1,272,963
Multi Family Housing:
(Archstone/Seascape) 5.25%, 6/1/2008	4,000,000		4,224,160
(Equity Residential) 5.20%, 6/15/2009	3,000,000		3,169,410

Foothill/Eastern Transportation Corridor Agency,
Toll Road Revenue:
0/5.80%, 1/15/2020	1,505,000	a	1,323,316
0/5.875%, 1/15/2026 (Insured; MBIA)	8,000,000	a	6,816,880

Golden State Tobacco Securitization Corp.,
Tobacco Settlement Revenue
(Enhanced-Asset Backed):
5.75%, 6/1/2021	6,755,000		7,154,761
5.75%, 6/1/2023	8,240,000		8,672,600

Kern High School District
6.40%, 2/1/2012 (Insured; MBIA)	2,750,000		3,225,943

Long Beach, Harbor Revenue
5%, 5/15/2016 (Insured; FGIC)	3,000,000		3,252,720

Los Angeles Department of Water & Power,
Power Systems Revenue
5.25%, 7/1/2011 (Insured; MBIA)	2,250,000		2,519,775

Los Angeles Unified School District
5.75%, 7/1/2016 (Insured; MBIA)	2,000,000		2,333,040

Modesto Wastewater Treatment Facility, Revenue
6%, 11/1/2009 (Insured; MBIA)	500,000		572,745

Oakland Joint Powers Financing Authority, LR
(Oakland Convention Centers)
5.50%, 10/1/2013 (Insured; AMBAC)	1,500,000		1,706,085

Sacramento Municipal Utility District, Electric Revenue:
5.30%, 7/1/2012	1,275,000		1,374,960
5.25%, 5/15/2013 (Insured; FGIC)	3,530,000		3,956,883

San Francisco City & County Airports Commission,
International Airport Revenue
5.625%, 5/1/2006 (Insured; FGIC)	500,000		522,445

San Jose Redevelopment Agency, Tax Allocation
(Merged Area Redevelopment):
6%, 8/1/2009 (Insured; MBIA)	205,000		234,629
6%, 8/1/2009 (Insured; MBIA)	420,000		478,132

Santa Margarita-Dana Point Authority, Revenue
7.25%, 8/1/2007 (Insured; MBIA)	500,000		563,050

Southern California Public Power Authority,
Power Project Revenue (San Juan Unit 3):
5.50%, 1/1/2013 (Insured; FSA)	3,010,000		3,409,156
5.50%, 1/1/2014 (Insured; FSA)	2,000,000		2,274,760

Westside Unified School District
6%, 8/1/2014 (Insured; AMBAC)	385,000		456,341

Colorado--4.0%

Colorado Department of Transportation,
Transportation Revenue:
Revenue Anticipation Notes:
5.25%, 6/15/2010 (Insured; MBIA)	1,000,000		1,105,420
5.50%, 6/15/2015 (Insured; MBIA)	3,000,000		3,424,140

Colorado Health Facilities Authority, Revenue
(Vail Valley Medical Center Project)
5%, 1/15/2020	1,250,000	c	1,263,200

Colorado Housing Finance Authority:
6.75%, 4/1/2015	165,000		165,320
6.70%, 10/1/2016	100,000		100,215
7.15%, 10/1/2030	165,000		167,355
(Single Family Program):
7.10%, 5/1/2015	40,000		40,657
6.05%, 10/1/2016	305,000		307,059
6 75%, 10/1/2021	510,000		534,266
7.55%, 11/1/2027	65,000		66,118
6.80%, 11/1/2028	80,000		81,283

Jefferson County School District:
5.25%, 12/15/2005 (Insured; MBIA)	1,680,000		1,734,130
6.50%, 12/15/2010 (Insured; MBIA)	1,500,000		1,768,950

Northwest Parkway Public Highway Authority:
0/5.45%, 6/15/2017 (Insured; FSA)	7,690,000	a	6,122,317
0/5.55%, 6/15/2018 (Insured; FSA)	5,000,000	a	3,964,750
0/5.70%, 6/15/2021 (Insured; AMBAC)	7,345,000	a	5,721,461

University of Colorado, Enterprise System Revenue:
5%, 6/1/2009	500,000		544,705
5.50%, 6/1/2010	500,000		560,090

Connecticut--1.0%

Connecticut 5%, 11/15/2005	500,000		513,875

Connecticut Health & Educational Facilities Authority,
Revenue:
(Greenwich Academy):
4.25%, 3/1/2022 (Insured; FSA)	560,000	b	545,591
4.25%, 3/1/2023 (Insured; FSA)	475,000	b	458,290
4.50%, 3/1/2025 (Insured; FSA)	530,000	b	520,630
4.60%, 3/1/2026 (Insured; FSA)	705,000	b	696,942
(Yale University) 5.125%, 7/1/2027	300,000		307,329

Mohegan Tribe Indians Gaming Authority
Public Improvement (Priority Distribution):
5.375%, 1/1/2011	1,400,000		1,483,244
6%, 1/1/2016	1,750,000		1,871,205

Stamford 6.60%, 1/15/2007	500,000		544,235

Florida--3.2%

Broward County, RRR
(Wheelabrator North) 4.50%, 12/1/2011	100,000		103,669

Capital Trust Agency, Revenue
(Seminole Tribe Convention):
8.95% 10/1/2033	1,880,000		2,200,220
10%, 10/1/2033	7,315,000		8,968,336

Florida Municipal Loan Council, Revenue
5.75%, 11/1/2015 (Insured; MBIA)	520,000		588,338

Hillsborough County Educational Facilities Authority
(University of Tampa Project) 5.75%, 4/1/2018	3,435,000		3,778,397

Key West Utility Board, Electric Revenue
5.75%, 10/1/2006 (Insured; FGIC)	1,000,000		1,062,110

Orlando & Orange County Expressway Authority,
Expressway Revenue 5%, 7/1/2013
(Insured; AMBAC)	4,710,000		5,191,362

Georgia--2.1%

Atlanta, Water & Wastewater Revenue
5%, 11/1/2029 (Prerefunded 5/1/2009)	1,435,000	b	1,574,769

Chatham County Hospital Authority
(Memorial Health Medical Center)
6.125%, 1/1/2024	2,480,000		2,685,344

Georgia:
5.95%, 3/1/2008	3,650,000		4,035,586
5.40%, 11/1/2010	1,000,000		1,124,120
5.75%, 9/1/2011	3,460,000		3,982,287

Georgia Municipal Electric Authority (Project One)
6%, 1/1/2006	1,275,000		1,324,024

Illinois--3.8%

Chicago:
Gas Supply Revenue
(Peoples Gas, Light & Coke) 4.75%, 3/1/2030	1,000,000		1,023,300
SFMR 4.70% 10/1/2017 (Collateralized; FNMA, GNMA)	265,000		266,818

Chicago Metropolitan Water Reclamation District
(Chicago Capitol Improvement)
7.25% 12/1/2012	8,500,000		10,697,930

Du Page County Community High School District
(Downers Grove) 5.50%, 12/1/2014 (Insured; FSA)	1,000,000		1,101,710

Illinois Health Facilities Authority, Revenue
(Loyola University Health System)
5.75%, 7/1/2011	3,500,000		3,799,740

Lake County Community Unitary School District
(Waukegan) 5.625%, 12/1/2011 (Insured; FSA)	3,150,000		3,503,777

Regional Transportation Authority:
7.75%, 6/1/2009 (Insured; FGIC)	1,000,000		1,200,220
7.75%, 6/1/2010 (Insured; FGIC)	1,620,000		1,988,744
7.75%, 6/1/2012 (Insured; FGIC)	1,890,000		2,408,559

Iowa--.5%

Muscatine, Electric Revenue
5.50%, 1/1/2011 (Insured; AMBAC)	3,000,000		3,363,780

Kansas--.9%

Burlington, PCR (Kansas Gas & Electric Co. Project)
5.30%, 6/1/2031 (Insured; MBIA)	2,000,000		2,098,460

Wyandotte County/Kansas City, Unified Government
PCR (General Motors Corporation Project)
6%, 6/1/2025	4,000,000		4,194,360

Kentucky--.7%

Kentucky Property & Buildings Commission, Revenue
6%, 2/1/2014 (Prerefunded 2/1/2010)	2,000,000	b	2,278,860

Kentucky Turnpike Authority, EDR
(Revitalization's Projects):
6.50%, 7/1/2007	1,000,000		1,101,520
5.50%, 7/1/2012 (Insured; AMBAC)	1,250,000		1,415,700

Maine--.3%

Maine Municipal Bond Bank
5.875%, 11/1/2013 (Insured; FSA)	1,660,000		1,899,256

Maryland--.2%

Maryland Health & Higher Educational Facilities
Authority, Revenue (Johns Hopkins
University) 5%, 7/1/2004	1,000,000		1,042,110

Massachusetts--5.0%

Massachusetts:
Consolidated Loan:
5.75%, 9/1/2013 ( Prerefunded 9/1/2009)	500,000	b	563,730
5%, 8/1/2016 (Prerefunded 8/1/2014)	3,000,000	b	3,280,740
5.25%, 11/1/2030 (Prerefunded 11/1/2012)	3,000,000	b	3,330,720

Massachusetts Bay Transportation Authority,
Sales Tax Revenue 5.50%, 7/1/2016	5,000,000	c	5,672,400

Massachusetts Development Finance Agency, Revenue
(Comb Jewish Philanthropies) 4.75%, 2/1/2015	4,135,000		4,387,194

Massachusetts Municipal Wholesale Electric Company,
Power Supply System Revenue:
(Project Number 6):
5%, 7/1/2006 (Insured; MBIA)	4,250,000		4,425,270
5.25%, 7/1/2012 (Insured; MBIA)	2,000,000		2,219,400
(Stony Brook Intermediate)
4.50%, 7/1/2006 (Insured; MBIA)	1,800,000		1,860,300

Massachusetts Port Authority, Revenue
5.75%, 7/1/2010	1,325,000		1,487,538
6%, 7/1/2012	2,035,000		2,266,502

Massachusetts Water Pollution Abatement Trust
(Pool Program Bonds) 5.25%, 8/1/2017	2,500,000		2,741,050

Weston:
5.625%, 3/1/2017	650,000		726,271
5.625%, 3/1/2018	665,000		743,031

Worcester, Municipal Purpose Loan
5.75%, 10/1/2014 (Insured; MBIA) (Prerefunded 10/1/2005)	1,000,000	b	1,050,620

Michigan--.6%

Fowlerville Community School District
6.50%, 5/1/2006 (Insured; MBIA)	555,000		587,395

Michigan Hospital Finance Authority, Revenue
(Genesys Regional Medical Hospital)
5.50%, 10/1/2008	1,505,000		1,659,548

Michigan Municipal Board Authority, Revenue
(Drinking Water Revolving Fund)
5.50%, 10/1/2015	1,000,000		1,147,400

Saint Johns Public Schools (School Bond Loan Fund)
6.50%, 5/1/2006 (Insured; FGIC)	525,000		555,723

Minnesota--2.0%

Cohasset, PCR (Collateral - Allete Inc. Project)
4.95%, 7/1/2022	8,900,000		8,978,765

Minneapolis (Special School District No. 1)
5%, 2/1/2014	2,350,000		2,530,715

Minnesota 5.40%, 8/1/2008	2,000,000		2,044,900

Mississippi--1.1%

Mississippi 5.50%, 12/1/2017	1,250,000		1,437,975

Mississippi Hospital Equipment & Facilities Authority,
Revenue (Baptist Memorial Health Care)
5%, 9/1/2024	5,845,000		5,828,576

Mississippi Higher Education Assistance
Corporation, Student Loan Revenue
6.05%, 9/1/2007	85,000		85,161

Mississippi University Educational Building Corp., Revenue
5.25%, 8/1/2016 (Insured; MBIA)	400,000		446,040

Missouri--.9%

Missouri Environmental Improvement & Energy Resource
Authority, Water Pollution Control Revenue
(Revolving Fund Program)
5.50%, 7/1/2014	1,250,000		1,429,613

Missouri Highways & Transport Commission,
Road Revenue:
5.50%, 2/1/2010	2,000,000		2,233,220
5.50%, 2/1/2011	2,000,000		2,252,740

Nebraska--1.0%

Lincoln, Electric System Revenue
5%, 9/1/2026	5,000,000		5,115,300

Municipal Energy Agency of Nebraska
Power Supply System
5%, 4/1/2025 (Insured; FSA)	2,000,000		2,056,840

Nevada--.3%

Humboldt County, PCR (Sierra Pacific)
6.55%, 10/1/2013 (Insured; AMBAC)	2,000,000		2,093,200

New Hampshire--.2%

Nashua, Capital Improvement
5.50%, 7/15/2018	560,000		620,334

New Hampshire Business Finance Authority, PCR
(Central Maine Power Co.) 5.375%, 5/1/2014	1,000,000		1,067,730

New Jersey--5.3%

Gloucester County Improvement Authority,
Solid Waste Resource Recovery Revenue:
6.85%, 12/1/2009	4,000,000		4,535,520
7%, 12/1/2009	1,000,000		1,133,840

New Jersey 6%, 2/15/2011	1,000,000		1,148,160

New Jersey Economic Development Authority:
Cigarette Tax Revenue:
5%, 6/15/2013 (Insured; FGIC)	3,000,000		3,253,380
5.375%, 6/15/2015	4,400,000		4,684,108
5.50%, 6/15/2024	4,000,000		4,075,720
5.50%, 6/15/2031	1,000,000		1,004,170
School Facilities Construction Revenue
5.25%, 6/15/2018 (Insured; AMBAC)	5,375,000		5,820,964
Trasportation Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit System)
5.875%, 5/1/2014 (Insured; FSA) (Prerefunded 5/1/2009)	1,000,000	b	1,124,440

New Jersey Highway Authority, General Revenue
(Garden State Parkway):
5%, 1/1/2009 (Insured; FGIC)	1,060,000		1,149,634
5%, 1/1/2010 (Insured; FGIC)	1,110,000		1,212,053

New Jersey Transit Corp., COP:
5.50%, 9/15/2009 (Insured; AMBAC)	5,000,000		5,539,650
6%, 9/15/2015 (Insured; AMBAC) (Prerefunded 9/15/2010)	2,000,000	b	2,300,640

New Mexico--1.3%

New Mexico Finance Authority:
Revenue (Public Project Revolving Fund)
5.25%, 6/1/2017 (Insured; AMBAC)	1,000,000		1,091,810
Transportation Revenue
5.25%, 6/15/2016 (Insured; MBIA)	5,000,000		5,497,850

New Mexico Highway Commission, Tax Revenue
6%, 6/15/2015 (Prerefunded 6/15/2010)	2,000,000	b	2,292,000

New York--9.5%

Greece Central School District:
6%, 6/15/2010	225,000		258,590
6%, 6/15/2011	950,000		1,104,594
6%, 6/15/2012	950,000		1,114,113
6%, 6/15/2013	950,000		1,122,872
6%, 6/15/2014	950,000		1,128,923
6%, 6/15/2015	950,000		1,134,234

Long Island Power Authority, Electric System Revenue:
5%, 6/1/2009	2,000,000		2,154,020
5%, 4/1/2010 (Insured; AMBAC)	2,500,000		2,726,725

Metropolitan Transportation Authority:
Commuter Facilities Revenue:
5.50%, 7/1/2007 (Insured; AMBAC)	1,000,000		1,080,010
5.50%, 7/1/2011	1,000,000		1,101,290
(Grand Central Terminal)
5.70%, 7/1/2024 (Insured; FSA) (Prerefunded 7/1/2005)	200,000	b	206,318
Service Contract Revenue
5.75%, 1/1/2018	1,500,000		1,718,310

Municipal Assistance Corporation For the City of New York
6%, 7/1/2005 (Insured; AMBAC)	100,000		102,332

Nassau County, General Improvement
5.10%, 11/1/2013 (Insured; AMBAC)	3,000,000		3,261,120

New York City:
7%, 8/1/2006	300,000		321,951
6%, 4/15/2009	2,885,000		3,112,828
6%, 4/15/2009 (Prerefunded 4/15/2007)	1,115,000	b	1,220,680
5.50%, 8/1/2010	2,000,000		2,237,780
5.75%, 8/1/2012	545,000		588,796
5.75%, 8/1/2013	1,650,000		1,817,970

New York City Municipal Water Finance Authority,
Water & Sewer Systems Revenue:
5.75%, 6/15/2026 (Insured; MBIA)
(Prerefunded 6/15/2006)	440,000	b	468,002
5.75%, 6/15/2026 (Insured; MBIA)	815,000		862,889

New York City Transitional Finance Authority, Revenue
5.50%, 11/1/2011	3,000,000		3,365,940
6.125%, 11/15/2014 (Prerefunded 5/15/2010)	825,000	b	958,881
6.125%, 11/15/2014	175,000		200,102
6.125%, 11/15/2015 (Prerefunded 5/15/2010)	2,000,000	b	2,324,560

New York State Dorm Authority, Revenue:
(Consolidated City University System)
5.75%, 7/1/2018 (Insured; FSA)	200,000		233,764
(FIT Student Housing)
5.75%, 7/1/2006 (Insured; AMBAC)	130,000		136,975
(Mental Health Services Facilities):
6%, 8/15/2005	15,000		15,418
6%, 8/15/2005	985,000		1,010,423
(North Shore Long Island Jewish Group)
5%, 5/1/2018	2,800,000		2,876,356
(Vassar College) 6%, 7/1/2005	250,000		255,710

New York State Power Authority, General Purpose Revenue
7%, 1/1/2018 (Prerefunded 1/1/2010)	300,000	b	356,283

New York State Thruway Authority:
(Highway & Bridge Trust Fund):
5.50%, 4/1/2007 (Insured; FGIC)	500,000		536,230
5.50%, 4/1/2013 (Insured; FGIC)	1,000,000		1,120,450
6%, 4/1/2014 (Insured; FSA) (Prerefunded 4/1/2010)	2,000,000	b	2,307,040
6%, 4/1/2016 (Insured; FSA) ( Prerefunded 4/1/2010)	1,000,000	b	1,153,520
(Second General Highway & Bridge Trust Fund)
5.25%, 4/1/2012 (Insured; AMBAC)	5,000,000		5,577,000

New York State Urban Development Corp., Revenue
(Correctional Capital Facilities)
5%, 1/1/2011	5,000,000		5,372,300
(Higher Education Technology Grants)
5.75%, 4/1/2015 (Insured; MBIA)	500,000		515,685

Orange County 5.50%, 11/15/2007	250,000		272,398

Port Authority of New York and New Jersey
5.50%, 10/15/2006 ( Insured; MBIA)	3,045,000		3,215,459

Tobacco Settlement Financing Corp., Revenue
(Asset Backed) 5.50%, 6/1/2019	5,000,000		5,473,850

North Carolina--5.7%

Charlotte 5%, 4/1/2013	1,000,000	1,106,450

Charlotte-Mecklenberg Hospital Authority,
Health Care System Revenue 5.60%, 1/15/2011	1,000,000	1,053,160

Concord, COP 5.50%, 6/1/2011 (Insured; MBIA)	1,000,000	1,123,020

Durham County 5.50%, 4/1/2010	1,000,000	1,121,340

Guilford County, Public Improvement
5.10%, 10/1/2014	1,500,000	1,639,200

Mecklenburg County:
5.50%, 4/1/2011	1,195,000	1,352,178
5%, 3/1/2013	6,285,000	6,951,587
Public Improvement 4.75%, 4/1/2008	1,000,000	1,071,720

North Carolina:
5%, 2/1/2012	9,000,000	9,948,150
Public Improvement 5%, 3/1/2012	5,000,000	5,528,750

North Carolina Eastern Municipal Power Agency,
Power System Revenue 5.375%, 1/1/2016	1,500,000	1,590,690

North Carolina Municipal Power Agency, Electric Revenue
(No. 1 Catawba) 5%, 1/1/2005	1,000,000	1,002,380

Raleigh Durham Airport Authority, Revenue
5.25%, 11/1/2013 (Insured; FGIC)	2,565,000	2,804,674

Wake County 5.75%, 2/1/2015	2,000,000	2,292,440

Wake County Industrial Facilities & Pollution Control
Financing Authority, Revenue
(Carolina Power & Light Co.) 5.375%, 2/1/2017	1,000,000	1,068,240

Ohio--3.4%

Akron, Sewer Systems Revenue 6%, 12/1/2014	500,000	565,545

Butler County Transportation Improvement District
6%, 4/1/2011 (Insured; FSA)	1,000,000	1,118,230

Columbus 6%, 6/15/2008	3,000,000	3,343,590

Cuyahoga County, Revenue
(Cleveland Clinic Health System):
6%, 1/1/2015	2,265,000	2,569,348
6%, 1/1/2017	3,900,000	4,397,016

Erie County, Hospital Facilities Revenue
(Firelands Regional Medical Center) 4.50%, 8/15/2006	1,200,000	1,232,796

Ohio Infrastructure Improvements
5.625%, 2/1/2009	1,000,000	1,109,900

Ohio Building Authority:
(Adult Correction Building) 5.25%, 4/1/2013	2,000,000	2,188,940
(Juvenile Correction Facilities) 5.50%, 4/1/2014	3,295,000	3,664,435
(Sports Building Fund) 5.50%, 4/1/2014	1,945,000	2,163,073

Toledo - Lucas County Port Authority, Port
Facilities Revenue (Cargill Inc. Project)
4.50%, 12/1/2015	900,000	917,622

Oklahoma--.2%

Oklahoma Capital Improvement Authority,
State Highway Capital Improvement Revenue
5%, 6/1/2006 (Insured; MBIA)	1,200,000	1,249,128

Oklahoma Housing Finance Agency, SFMR
6.80%, 9/1/2016	145,000	146,012

Oregon--.8%

Jackson County School District:
(Central Point) 5.75%, 6/15/2016 (Insured; FGIC)	2,265,000	2,568,306
(Eagle Point) 5.625%, 6/15/2014	1,500,000	1,683,780

Portland Urban Renewal & Redevelopment
(Convention Center)
5.75%, 6/15/2018 (Insured; AMBAC)	1,150,000	1,291,634

Pennsylvania--1.9%

Allegheny County Hospital Development Authority,
Revenue (University of Pittsburgh Medical Center)
5.25%, 6/15/2015	1,620,000	1,760,049

Chester County 5%, 11/15/2010	3,420,000	3,768,635

Pennsylvania Higher Educational Facilities Authority,
Health Services Revenue
(University of Pennsylvania) 5.35%, 1/1/2008	3,750,000	3,884,813

Scranton-Lackawanna Health & Welfare Authority
Catholic Healthcare Revenue (Mercy Health)
5.10%, 1/1/2007 (Insured; MBIA)	100,000	105,397

State Public School Building Authority, College Revenue
(Harrisburg Community College)
6.25%, 4/1/2008 (Insured; MBIA)	795,000	887,522

Swarthmore Borough Authority, College Revenue:
5%, 9/15/2011	1,000,000	1,101,610
5%, 9/15/2012	1,400,000	1,541,862

Rhode Island--.2%

Rhode Island Health & Educational Building Corp.,
Higher Educational Revenue
(Providence College):
4.50%, 11/1/2017	795,000	807,537
4.50%, 11/1/2018	500,000	504,925
5%, 11/1/2022 (Insured; XLCA)	250,000	258,628

South Carolina--3.6%

Greenville County School District, Installment Purchase Revenue:
(Building Equity Sooner Tomorrow):
5.25%, 12/1/2010	10,000,000	10,957,100
5.25%, 12/1/2011	5,650,000	6,210,763
5.875%, 12/1/2018	3,000,000	3,340,590
5%, 12/1/2024	1,000,000	1,018,140

South Carolina Jobs-Economic Development Authority,
Revenue:
Economic Development (Waste Management of
South Carolina Inc.) 4.10%, 11/1/2004	1,000,000	994,080
Hospital Facilities (Georgetown Memorial Hospital)
5.25%, 2/1/2021	1,250,000	1,292,500

South Carolina School Facilities 5%, 1/1/2009	1,000,000	1,087,380

Tennessee-.8%

Shelby County Health Educational & Housing
Facilities Board, Revenue:
(Float - Baptist Memorial Healthcare)
5%, 10/1/2008	5,000,000	5,308,350
(St. Judes Children's Research) 5%, 7/1/2009	300,000	320,214

Texas--2.5%

Austin Independent School District
5.70%, 8/1/2011	1,530,000	1,610,738

Dallas Fort Worth, International Airport Revenue
5.50%, 11/1/2031 (Insured; FGIC)	1,000,000	1,033,330

Harris County, Toll Road Revenue
6%, 8/1/2009 (Insured; FGIC)	5,150,000	5,826,659

Laredo Independent School District
6%, 8/1/2014 (Prerefunded 8/1/2009)	1,000,000 b	1,133,720

Lewisville Independent School District Building Bonds:
7.50%, 8/15/2006	650,000	706,960
7.50%, 8/15/2007	600,000	680,082

Mission Consolidated Independent School District
5.875%, 2/15/2009	1,690,000	1,849,671

North Forest Independent School District:
5.25%, 8/15/2005	135,000	138,048
5.25%, 8/15/2005	865,000	884,125

San Antonio Electric & Gas Revenue
General Improvement 5.90%, 2/1/2016	500,000	556,945

Texas Municipal Power Agency, Revenue
4.40%, 9/1/2011 (Insured; FGIC)	3,000,000	3,101,700

Utah--.8%

Intermountain Power Agency, Power Supply Revenue:
6%, 7/1/2008 (Insured; MBIA)	4,200,000	4,669,812
6.25%, 7/1/2009 (Insured; FSA)	750,000	854,550

Vermont--.8%

Burlington, Electric Revenue:
6.25%, 7/1/2011 (Insured; MBIA)	2,000,000	2,344,680
6.25%, 7/1/2012 (Insured; MBIA)	2,500,000	2,955,400

Virginia--2.6%

Chesterfield County Industrial Development Authority, PCR
5.875%, 6/1/2017	3,000,000	3,269,190

Louisa Industrial Development Authority, PCR
(Virginia Electric & Power Co.)
5.25%, 12/1/2008	3,000,000	3,138,720

Newport News Industrial Development Authority, Revenue
(Advanced Shipbuilding Carrier) 5.50%, 9/1/2010	1,000,000	1,122,040

Peninsula Ports Authority,
Coal Terminal Revenue
(Dominion Terminal Associates)
6%, 4/1/2033	7,685,000	7,943,293

Virginia Commonwealth Transportation Board
(Federal Highway Reimbursement Notes)
5%, 9/27/2012	2,000,000	2,207,440

Washington--.6%

Cowlitz County, Special Sewer Revenue
(CSOB Wastewater Treatment)
5.50%, 11/1/2019 (Insured; FGIC)	1,500,000	1,706,445

Seattle Municipal Light & Power, Revenue
5.50%, 12/1/2010	1,000,000	1,116,210

Washington Public Power Supply System, Revenue
(Nuclear Project Number 1):
6%, 7/1/2006 (Insured; MBIA)	500,000	528,280
7%, 7/1/2008	380,000	436,954
7%, 7/1/2008	620,000	708,809

Wisconsin--.2%

Kenosha, Waterworks Revenue
5%, 12/1/2012 (Insured; FGIC)	750,000	812,160

Wisconsin Health & Educational Facilities Authority,
Revenue (Aurora Medical Group Inc.)
5.75%, 11/15/2007 (Insured; FSA)	500,000	544,485

U. S. Related--5.9%

Puerto Rico Commonwealth:
5%, 7/1/2008 (Insured; FGIC)	10,000,000	10,839,700
6.25%, 7/1/2011 (Insured; MBIA)	950,000	1,118,644
5%, 7/1/2012	2,000,000	2,132,380
6%, 7/1/2013	1,500,000	1,650,525
6.25%, 7/1/2013 (Insured; MBIA)	1,380,000	1,654,206
Public Improvement 5%, 7/1/2027
(Prerefunded 7/1/2012)	5,000,000	5,553,800

Puerto Rico Commonwealth Highway & Transportation
Authority, Transportation Revenue
6.25%, 7/1/2009 (Insured; MBIA)	150,000	171,879
5.875%, 7/1/2035 (Insured; MBIA) (Prerefunded 7/1/2010)	1,405,000 b	1,623,969
5.875%, 7/1/2035 (Insured; MBIA)	2,595,000	2,911,798

Puerto Rico Electric Power Authority, Power Revenue:
6.50%, 7/1/2006 (Insured; MBIA)	625,000	666,400
5.25%, 7/1/2015 (Insured; MBIA)	2,000,000	2,251,680
5.25%, 7/1/2029 (Insured; FSA)	2,000,000	2,084,140

Puerto Rico Public Buildings Authority,
Government Facility Revenue:
6.25%, 7/1/2010 (Insured; AMBAC)	750,000	871,343
5.50%, 7/1/2014	1,000,000	1,121,390
5.50%, 7/1/2015	1,000,000	1,122,420
5.50%, 7/1/2016	2,000,000	2,241,400
5.75%, 7/1/2017	1,945,000	2,228,075

University of Puerto Rico, University Revenue
6.25%, 6/1/2008 (Insured; MBIA)	750,000	842,558

Total Long Term Municipal Investments
(cost $623,210,566)	626,055,000	673,545,456

Short-Term Municipal Investments--2.4%

Florida-0.0%

Jacksonville Health Facilities Authority, HR,
VRDN (Genesis Rehabilitation Hospital) 1.68%
(LOC; Nationsbank)	300,000 d	300,000

Illinois--.1%

Illinois Health Facilities Authority, Revenue,
VRDN (Resurrection Health) 1.69% (Insured; FSA)	800,000 d	800,000

Massachusetts--.9%

Massachusetts, VRDN (Central Artery):
1.68%	2,400,000 d	2,400,000
1.68%	1,800,000 d	1,800,000

Massachusetts Health & Educational Facilities Authority,
Revenue, VRDN (Capital Asset Program)
1.68% (LOC; Bank One International Corp.)	1,300,000 d	1,300,000

Minnesota--.3%

Arden Hills, Housing & Health Care Facilities Revenue,
VRDN (Presbyterian Homes) 1.72% (LOC; U.S.
Bank Trust, N.A.)	2,100,000 d	2,100,000

Nebraska--.2%

Lancaster County Hospital Authority, VRDN
No. 1 Hospital Revenue
(Bryan LGH Medical Center Project) 1.67%
(Insured; AMBAC)	1,200,000 d	1,200,000

Pennsylvania--.2%

Allegheny County Hospital Development Authority,
Revenue, VRDN (Presbyterian University Hospital)
1.68% (LOC; Bank One NA)	1,375,000 d	1,375,000

Tennessee--.3%

Montgomery County Public Building Authority,
Pooled Financing Revenue, VRDN (Tennessee
County Loan Pool) 1.68% (LOC; Bank of America -
Idaho N.A.)	2,400,000 d	2,400,000

Texas--.4%

Harris County Health Facilities Development Corp., HR,
VRDN (Texas Children's Hospital) 1.69%
(Insured; AMBAC)	2,900,000 d	2,900,000

Total Short Term Municipal Investments
(cost $16,575,000)		16,575,000

Total Investments (cost 655,824,806)	99.7%	690,120,456

Liabilities, Less Cash and Receivables	0.3%	2,272,856

Net Assets	100.0%	692,393,312

		Statement Of Financial Futures
				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	by Contract $	Expiration	at 11/30/2004 ($)

Financial Futures Sold Short
U.S. Treasury Futures 5 Year Note	110	12,069,062	December 2004	25,781
U.S. Treasury Futures 10 Year Note	220	24,519,688	December 2004	(24,062)
				1719

Notes to Statement of Investments:
(a) Zero Coupon until a specified date, at which time the stated coupon rate becomes effective until maturity.
(b) Bonds which are prerefunded are collateralized by U.S. government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(c) Purchased on a delayed delivery basis.
(d) Securities payable on demand. Variable interest rate --- subject to periodic change.
(e) Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and exchange on form N-CSR.

Mellon National Short Term Municipal Bond Fund	November 30, 2004 (Unaudited)

Long-Term Municipal Investments--91.9%
	Principal
	Amount ($)	Value ($)

Alabama--1.6%

State of Alabama 5.25%, 6/1/2007	1,205,000	1,289,398

Alabama Water Pollution Control Authority,
Revolving Fund Loan
5.50%, 8/15/2007 (Insured; AMBAC)	2,000,000	2,159,160

Arizona--1.3%

Maricopa County Community College District
6.50, 7/1/2009 (Prerefunded 7/1/2006)	1,510,000 a	1,625,334

Tucson 5%, 7/1/2005	1,160,000	1,179,917

California--8.0%

Agua Caliente Band of Cahuilla Indians, Revenue:
4%, 7/1/2006	400,000	401,056
4.60%, 7/1/2008	800,000	801,936

State of California, Economic Recovery
5%, 7/1/2008	2,500,000	2,701,000

California Infrastructure and Economic
Development Bank, Workers
Compensation Relief Revenue
5%, 10/1/2009 (Insured; AMBAC)	2,500,000	2,750,025

California Statewide Communities Development
Authority, Revenue (Kaiser Permanente):
3.85%, 8/1/2006	1,000,000	1,018,370
2.625%, 5/1/2008	2,000,000	1,974,940

California Department of Water Resources, Power
Supply Revenue:
5%, 2/1/2008	1,000,000	1,070,260
5.50%, 5/1/2008	3,500,000	3,810,205

Santa Clara Transitional Authority, Sales Tax
Revenue 4%, 10/2/2006	3,000,000	3,091,830

Colorado--.5%

Colorado Health Facilities Authority, Revenue
(Evangelical Lutheran Hospital)
3.75%, 6/1/2009	1,000,000	996,470

Connecticut--1.0%

State of Connecticut
4%, 12/15/2005	1,000,000	1,019,720

Mashantucket Western Pequot Tribe, Special
6.50%, 9/1/2006 (Prerefunded 9/1/2006)	495,000 a	531,249

Mohegan Tribe of Indians, Gaming Authority Priority
Distribution Payment Public Improvement
5%, 1/1/2008	600,000	624,984

Florida--3.5%

Escambia County Health Facilities Authority, Revenue
(Ascension Health Credit):
5%, 11/15/2006	1,000,000	1,046,790
5%, 11/15/2007	400,000	425,576

Orlando Utilities Commission, Water and Electric
Revenue 5%, 10/1/2006	1,000,000	1,048,520

Pinellas County, Capital Improvement Revenue
4.50%, 1/1/2006	4,000,000	4,100,080

Saint Johns County Industrial Development
Authority, IDR (Professional Golf Hall
of Fame Project) 5.875%, 9/1/2023
(Insured; MBIA) (Prerefunded 9/1/2006)	1,085,000 a	1,163,196	a

Georgia--1.9%

College Park Business and Industrial Development Authority,
Revenue (Civic Center Project)
5.80%, 9/1/2005 (Insured; FSA)	1,165,000	1,197,608

De Kalb County Development Authority, Revenue
(Emory University Project)
5.375%, 11/1/2005	3,000,000	3,090,000

Illinois--4.2%

Chicago, Sales Tax Revenue 5.375%, 1/1/2030
(Insured FGIC) (Prerefunded 1/1/2009)	2,000,000 a	2,214,940

Chicago Transit Authority, Capital Grant Receipt Revenue
(Douglas Branch Reconstruction)
5%, 6/1/2007 (Insured; AMBAC)	7,000,000	7,101,500

Kansas--1.1%

Burlington, PCR (Kansas Gas and Electric Co. Project)
2.65%, 6/1/2006	2,500,000	2,508,975

Kentucky--1.7%

Kentucky Economic Development Finance Authority,
Health System Revenue (Norton Healthcare Inc.)
6.25%, 10/1/2012	1,000,000	1,085,170

Logan/Todd Regional Water Commission, Revenue
4%, 2/1/2007	2,500,000	2,578,000

Maryland--1.7%

Washington Suburban Sanitary District,
Sewage Disposal 5%, 6/1/2006	3,500,000	3,645,950

Massachusetts--2.7%
Massachusetts College Building Authority, Project	535,000	547,359
Revenue 4%, 5/1/2006
Massachusetts Development Finance Agency, Revenue
(Combined Jewish Philanthropies)
3.50%, 2/1/2008	1,880,000	1,905,775
Massachusetts Federal Highway
5.75%, 6/15/2012 (Insured; FSA)	2,000,000	2,260,300
Massachusetts Health and Educational Facilities Authority,
Revenue (Springfield College) 4%, 10/15/2007	1,220,000	1,262,602
Michigan--3.0%
State of Michigan
(Environmental Project) 5%, 5/1/2009	2,000,000	2,178,100
Michigan Building Authority, Revenue (Facilities Program)
5.50%, 10/15/2006	1,250,000	1,324,688
Michigan Hospital Finance Authority, Revenue
(Oakwood Obligated Group)
5%, 11/1/2007	1,000,000	1,048,770
Michigan Municipal Bond Authority, Revenue
(Clean Water State Revolving Fund):
4.50%, 10/1/2006	1,000,000	1,039,950
5%, 10/1/2006	1,000,000	1,048,890
Minnesota--1.1%
State of Minnesota 5%, 10/1/2006	2,000,000	2,098,880
Willmar Independent School District No. 347
5.15%, 2/1/2009	400,000	412,856
Mississippi--1.4%
State of Mississippi, Highway Revenue, Four
Lane Highway Program 5.25%, 6/1/2006	3,000,000	3,132,930
Missouri--1.5%
Missouri Board of Public Buildings, State Office
Building Special Obligation 5.50%, 5/1/2005	3,365,000	3,414,129
Nebraska----1.1%
Omaha Public Power District, Electric Revenue
4.50%, 2/1/2009	2,200,000	2,343,286
Nevada--.9%
Clarke County, PCR (Southern California Edison Co.)
3.25%, 3/2/2009	2,000,000	1,971,600
New Hampshire--.5%
State of New Hampshire 4%, 7/15/2005	1,000,000	1,012,230
New Jersey--3.6%
New Jersey Economic Development Authority:
Cigarette Tax 5.625%, 6/15/2017	2,000,000	2,089,320
School Facilities Construction 5%, 9/1/2007	1,000,000	1,064,970
New Jersey Transit Corp.,
Capital Grant Anticipation Notes
5.50%, 2/1/2005 (Insured; AMBAC)	2,500,000	2,514,825
New Jersey Transportation Trust Fund Authority
5%, 12/15/2006	1,000,000	1,051,020
University of Medicine and Dentistry, COP
6.75%, 12/1/2009 (Insured; MBIA)	1,220,000	1,224,721

New York--5.7%
Metropolitan Transportation Authority,
Service Contract 5%, 1/1/2006	1,425,000	1,465,627
Municipal Assistance Corp. for the City of New York
5.25%, 7/1/2006	1,415,000	1,482,453
New York City 5.25%, 11/15/2007	2,095,000	2,250,219
New York City Transitional Finance Authority, Revenue
(New York City Recovery) 5%, 11/01/2006	1,250,000	1,312,325
New York State Dormitory Authority, Revenue
(Lutheran Medical Center)
4%, 8/1/2007 (Insured; MBIA)	1,000,000	1,039,420
New York State Thruway Authority, Service Contract
Revenue, Local Highway and Bridge 5%, 4/1/2006	1,000,000	1,035,230
Tobacco Settlement Financing Corp. 5.50%, 6/1/2009	4,000,000	4,068,560
North Carolina--2.9%
Guilford County 4%, 10/1/2020	2,000,000	2,082,100
State of North Carolina, Public Improvement 5%, 3/1/2006	1,000,000	1,034,910
North Carolina Eastern Municipal Power Agency,
Power System Revenue 5%, 1/1/2007	655,000	682,431
North Carolina Municipal Power Agency Number 1,
Catawba Electric Revenue 5%, 1/1/2005	500,000	501,190
Wake County, Public Improvement 5%, 4/1/2006	2,000,000	2,074,220
Ohio--2.7%
Ohio Higher Education Capital Facilities:
5.25%, 5/1/2005	2,500,000	2,533,700
5.25%, 5/1/2006	1,000,000	1,041,870
Ohio Building Authority, State Facilities,
Adult Correctional 5.75%, 4/1/2005	2,250,000	2,277,990
Oklahoma--1.8%
Oklahoma Capital Improvement Authority, State
Highway Capital Improvement Revenue
5%, 6/1/2005 (Insured; MBIA)	1,700,000	1,725,398
Tulsa 4%, 5/1/2007	2,200,000	2,286,020
Pennsylvania--7.7%
Berks County 5.50%, 11/15/2005 (Insured; AMBAC)	1,835,000	1,894,399
Dauphin County 5.25%, 9/1/2009 (Insured; FSA)	1,295,000	1,417,131
Lehigh County Industrial Development Center,
PCR (Peoples Electric Utility Corp.)
3.125%, 11/1/2008 (Insured; AMBAC)	1,250,000	1,269,987
Peninsula Ports Authority, Coal Terminal Revenue
(Dominion Terminal Association Project)
3.30%, 10/1/2008	2,400,000	2,393,496
State of Pennsylvania:
5.125%, 9/15/2006 (Insured; AMBAC)	1,175,000	1,234,173
5%, 10/1/2007 (Insured; FGIC)	1,000,000	1,070,980
5%, 10/1/2008 (Insured; FGIC)	2,000,000	2,172,960
Pennsylvania Industrial Development Authority, EDR
7%, 7/1/2007 (Insured; AMBAC)	440,000	489,214
Philadelphia, Gas Works Revenue
5%, 8/1/2007 (Insured; FSA)	1,555,000	1,656,184
Pittsburgh 5%, 3/1/2008 (Insured; FGIC)	2,000,000	2,042,200
Sayre Health Care Facilities Authority, Revenue
(Guthrie Healthcare System)
5.50%, 12/1/2004	1,310,000	1,310,118

South Carolina--2.3%

Greenville County School District, Installment Purchase
Revenue (Building Equity Sooner for Tomorrow)
5%, 12/1/2007	1,000,000		1,064,900

South Carolina Jobs Economic Development Authority,
Revenue (Waste Management Inc. Project)
3.30%, 11/1/2016	4,000,000		3,976,320

Tennessee--2.3%

Humphreys Industrial Development Board, SWDR
(E.I. Dupont Denemours and Co. Project)	2,000,000		2,045,860
6.70%, 10/1/2007

Shelby Health Educational and Housing Facilities Board,
Revenue (Baptist Memorial Healthcare)
4%, 9/1/2006	3,000,000		3,066,810

Texas--9.8%

Dallas Civic Center, Improvement
4.80%, 8/15/2011 (Insured; MBIA)	3,050,000		3,252,428

Dallas, Waterworks and Sewage System Revenue	1,000,000		1,069,000
5%, 10/1/2007

Killeen Independent School District
4.50%, 2/15/2007 (Guaranteed; Public School	500,000		522,930
Fund)

North Texas Thruway Authority, Dallas North Thruway
System Revenue 5%, 7/1/2008 (Insured; AMBAC)	2,000,000		2,153,700

Tarrant Regional Water District, Water Revenue	1,000,000		1,027,510
4.50%, 3/1/2006 (Insured; FSA)

Texas A & M University, Financing System Revenues
5.625%, 5/15/2016
(Insured; AMBAC) (Prerefunded 5/15/2006)	2,500,000	a	2,622,025

Texas Public Finance Authority 5.75%, 10/1/2014	4,000,000		4,251,400

Texas Turnpike Authority, Central Texas Turnpike
System Revenue 5%, 6/1/2007	2,500,000		2,654,350

Trinity River Authority, Regional Wastewater
System Revenue
5%, 8/1/2005 (Insured; MBIA)	4,000,000		4,077,360

Utah--2.7%

Intermountain Power Agency, Power Supply Revenue
4.50%, 7/1/2007 (Insured; AMBAC)	2,500,000		2,628,575

Jordan School District (Local School Board
Program) 5.25%, 6/15/2007	3,000,000		3,211,260

State of Utah
5.50%, 7/1/2005 (Prerefunded 7/1/2005)	85,000	a	86,731

Virginia--1.9%

Virginia Commonwealth Transportation Board,
Federal Highway Reimbursement Notes
5%, 10/1/2009	1,000,000		1,094,320

Hampton, Public Improvement 4%, 8/1/2005	1,000,000		1,013,060

Louisa Industrial Development Authority, PCR
(Virginia Electric and Power Co.)
5.25%, 12/1/2008	2,000,000		2,092,480

Washington--1.9%

Washington Public Power Supply System,
Revenue:
(Nuclear Project No. 1)
6%, 7/1/2005 (Insured; AMBAC)	2,000,000		2,045,340
(Nuclear Project No. 3)
6%, 7/1/2007 (Insured; AMBAC)	2,050,000		2,229,888

West Virginia--.4%

West Virginia Higher Education Policy Commission Revenue
(University Facilities) 5%, 4/1/2005 (Insured; MBIA)	1,000,000		1,010,010

Wisconsin--.5%

Franklin, SWDR (Waste Management Co.)
2.50%, 5/1/2005	1,000,000		997,750

Wyoming---.9%

Uinta County, PCR
(Amoco Project) 2.25%, 7/1/2007	2,000,000		1,979,020

U.S. Related-- 6.1%

Commonwealth of Puerto Rico:
5%, 7/1/2008 (Insured; FGIC)	1,500,000		1,625,955
Public Improvement:
5%, 7/1/2006	1,000,000		1,041,000
5.375%, 7/1/2025
(Insured; FSA) (Prerefunded 7/1/2007)	1,000,000	a	1,077,930

Puerto Rico Electric Power Authority, Revenue
4%, 7/1/2008	500,000		520,850

Puerto Rico Highway and Transportation Authority,
Highway Revenue:
5%, 7/1/2005	2,500,000		2,542,400
5%, 7/1/2006	2,500,000		2,602,500

Puerto Rico Municipal Finance Agency
4%, 8/1/2006 (Insured; FSA)	1,355,000		1,395,067

Puerto Rico Public Buildings Authority
(Government Facilities) 4.50%, 7/1/2007	2,500,000		2,608,950

TOTAL LONG-TERM MUNICIPAL INVESTMENTS
(cost $201,912,172)			202,631,544

Short-Term Municipal Investments----6.8%

Florida--1.1%

Orange School Board, COP, VRDN
1.68% (SBPA; Suntrust Bank)	2,540,000	b	2,540,000

Illinois----1.3%

Elmhurst, Revenue, VRDN (Joint
Commission Accreditation Health Care)
1.66% (LOC; Dexia Credit Local)	1,300,000	b	1,300,000

Illinois Health Facilities Authority, Revenue,
VRDN (Resurrection Health Care)
1.69% (SBPA; Bank One Illinois)	1,700,000	b	1,700,000

Kentucky----.6%

Kentucky Economic Development Finance
Authority, HR, VRDN
(Baptist Healthcare System)
1.68% (SBPA; National City Bank of Kentucky)	1,300,000	b	1,300,000

Nebraska--.2%

Lancaster Hospital Authority,
Health Facilities Revenue, VRDN
(Immanuel Health System)
1.69% (LOC; LaSalle National Bank)	400,000	b	400,000

Missouri--.2%

Missouri Development Finance Board , LR, VRDN
(Missouri Association of Municipal Utilities
Lease Financing Program)
1.72% (LOC; U.S. Bank National Association)	300,000	b	300,000

Missouri Health and Educational Facilities Authority,
Educational Facilities Revenue, VRDN
(Southwest Baptist University Project)
1.72%, (LOC; Bank of America)	100,000	b	100,000

New Mexico---1.5%

Hurley, PCR, VRDN
(Kennecott Santa Fe) 1.68%	3,300,000	b	3,300,000

Oklahoma---.4%

Tulsa Industrial Authority, Revenue,
VRDN (Montereau)
1.68%, (LOC; BNP Paribas)	900,000	b	900,000

Texas--1.5%

Harris County Health Facilities Development Corp.,
HR, VRDN (Texas Children's Hospital)
1.69% (SBPA; JPMorgan Chase Bank)	2,900,000	b	2,900,000

Southwest Higher Education Authority, Inc., Revenue
VRDN (Southern Methodist University)
1.68% (LOC; Landesbank Hessen Thurgen)	300,000	b	300,000

TOTAL SHORT-TERM MUNICIPAL INVESTMENTS
(cost $15,040,000)			15,040,000

TOTAL INVESTMENTS (Cost $216,952,172)	98.7%		217,671,544

CASH AND RECEIVABLES (NET)	1.3%		2,897,024

NET ASSETS	100.0%		220,568,568

a Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Securities payable on demand. Variable interest rate--subject to periodic change.
c Securities valuation policies and other investment related disclosures are hereby incorporated by reference the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Mellon Pennsylvania Intermediate Municipal Bond Fund
STATEMENT OF INVESTMENTS	November 30,	2004 (unaudited)

	Principal
Long-Term Municipal Investments--97.6%	Amount ($)		Value ($)

Arizona--.2%

University Medical Center Corp.,
HR 5.25%, 7/1/2015	1,160,000		1,241,548

California--4.0%

Agua Caliente Band Cahuilla Indians,
Revenue 6%, 7/1/2018	1,500,000		1,548,105

Alameda Corridor Transportation Authority, Revenue
0/5.25%, 10/1/2021 (Insured; AMBAC)	2,000,000	a	1,388,300

State of California:
5.25%, 11/1/2017	2,500,000		2,706,075
5.50%, 6/1/2020	2,000,000		2,167,600
5.50%, 2/1/2033	6,300,000		6,637,680
Economic Recovery 5%, 7/1/2017	3,500,000		3,689,385

Foothill/Eastern Transportation
Corridor Agency, Toll Road Revenue:
0/5.875%, 1/15/2027 (Insured; MBIA)	6,000,000	a	5,089,320
0/5.875%, 1/15/2029 (Insured; MBIA)	2,000,000	a	1,681,020
5.75%, 1/15/2040	2,000,000		2,007,380

Colorado--.6%

Northwest Parkway Public Highway
Authority, Senior Revenue
0/5.70%, 6/15/2021 (Insured; AMBAC)	5,000,000	a	3,894,800

Connecticut--.6%

Mohegan Tribe of Indians of
Connecticut Gaming Authority,
Priority Distribution Payment,
Public Improvement Bonds:
6.25%, 1/1/2021	2,500,000		2,659,650
5.125%, 1/1/2023	1,350,000		1,312,875

Florida--1.7%

Capital Trust Agency, Revenue
(Seminole Tribe of Florida Convention
and Resort Hotel Facilities):
8.95%, 10/1/2033	1,250,000		1,462,912
10%, 10/1/2033	8,500,000		10,421,170

Illinois--.3%

Illinois Educational Facilities
Authority (University of Chicago)
5.25%, 7/1/2011	1,960,000	2,136,596

Kentucky--.2%

Kentucky Property and Buildings
Commission, Revenue (Project
Number 68) 5.75%, 10/1/2010	1,500,000	1,704,645

Massachusetts--.5%

Massachusetts Water Pollution Abatement Trust
(Pool Program Bonds)
5%, 8/1/2032	3,000,000	3,018,600

Michigan--.3%

Detroit City School District
5.25%, 5/1/2017 (Insured; FGIC)	2,000,000	2,239,640

Mississippi---.8%

Mississippi Hospital Equipment & Facilities
Authority, Revenue
(Baptist Memorial Health) 5%, 9/1/2024	5,000,000	5,308,350

Missouri--.2%

Missouri Housing Development
Commission, SFMR
6.40%, 9/1/2029	995,000	1,026,034

New Hampshire--.2%

New Hampshire Business Finance
Authority, PCR (Central Maine
Power Co.) 5.375%, 5/1/2014	1,015,000	1,083,746

New Jersey---.6%

New Jersey Economic Development
Authority, Cigarette Tax Revenue
5.75%, 6/15/2029	4,000,000	4,089,760

New York--1.6%

New York City Transitional
Finance Authority, Revenue
(Future Tax Secured)
5.50%/14%, 11/1/2026	4,000,000 b	4,487,920

New York State Dormitory
Authority, Revenue:
(Mental Health Services Facilities):
6%, 8/15/2007
(Prerefunded 2/15/2007)	20,000 c	21,959
6%, 8/15/2007	2,480,000	2,696,851
(North Shore Long Island Jewish
Group) 5%, 5/1/2018	2,000,000	2,054,540
(School Program)
5.25%, 7/1/2011	1,200,000	1,293,432

North Carolina--.5%

North Carolina Eastern Municipal
Power Agency,
Power System Revenue:
5.30%, 1/1/2015	1,500,000	1,591,485
5.125%, 1/1/2023	1,500,000	1,522,740

Ohio--.8%

Cuyahoga County, Revenue
(Cleveland Clinic Health System)
6%, 1/1/2016	5,000,000	5,644,850

Pennsylvania--70.8%

Allegheny County Hospital
Development Authority, Revenue:
(Pittsburgh Mercy Health System)
5.60%, 8/15/2006
(Insured, AMBAC)	2,135,000	2,254,496
(University of Pittsburgh
Medical Center):
4.95%, 12/1/2007
(Insured, MBIA)	690,000	719,435
5.15%, 12/1/2009
(Insured; MBIA)	750,000	779,430
5%, 6/15/2014	9,720,000	10,271,902

Allegheny County Industrial
Development Authority, PCR
4.35%, 12/1/2013 (Insured; AMBAC)	1,000,000	1,036,810

Allegheny County Port Authority,
Special Transportation Revenue:
5.50%, 6/1/2008
(Insured; MBIA)	4,000,000	4,386,680
5.375%, 3/1/2011
(Insured, FGIC)	2,500,000	2,796,625
5.50%, 3/1/2014
(Insured; FGIC)	2,500,000	2,790,375
5.50%, 3/1/2016
(Insured; FGIC)	1,360,000	1,507,152
6%, 3/1/2019 (Insured; MBIA)
(Prerefunded 3/1/2009)	5,000,000 c	5,673,250

Athens Area School District
4.75%, 4/15/2011 (Insured; FGIC)	1,740,000	1,886,630

Bethlehem Area School District
5.50%, 9/1/2007 (Insured; FGIC)	4,000,000	4,327,680

Blair County:
5.375%, 8/1/2015
(Insured; AMBAC)	1,880,000	2,127,934
5.375%, 8/1/2016
(Insured; AMBAC)	1,980,000	2,242,647

Bucks County Community College
Authority, College Building Revenue
5.70%, 6/15/2007	1,205,000	1,303,461

Bucks County Technical School
Authority, School Revenue:
5.10%, 8/15/2008
(Insured; AMBAC)	1,000,000	1,033,440
5.40%, 8/15/2011
(Insured; AMBAC)	1,500,000	1,554,570

Carlisle Area School District
5%, 3/1/2012 (Insured; MBIA)	1,295,000	1,423,192

Central York School District:
5%, 6/1/2012 (Insured; FGIC)	2,305,000	2,535,408
5.50%, 6/1/2014 (Insured; FGIC)	1,000,000	1,122,000

Coatesville Area School District
5.25%, 8/15/2019 (Insured; FSA)	8,000,000	8,720,160

Conestoga Valley School District:
5%, 5/1/2010 (Insured; FGIC)	2,070,000	2,264,973
5%, 5/1/2011 (Insured; FGIC)	1,500,000	1,648,395

Conrad Weiser Area School District:
5.20%, 12/15/2010
(Insured; MBIA)	1,000,000	1,043,050
5.25%, 12/15/2014
(Insured; MBIA)	3,890,000	4,059,176

Cumberland County Municipal
Authority, College Revenue:
(Dickerson College):
5.25%, 11/1/2008
(Insured; AMBAC)	1,000,000	1,095,700
5.25%, 11/1/2009
(Insured; AMBAC)	1,170,000	1,293,376
(Messiah College)
5.50%, 10/1/2006
(Insured; AMBAC)	3,945,000	4,103,786

Delaware County 5.50%, 10/1/2015	280,000	286,980

Delaware County Authority,
College Revenue
(Haverford College):
5.875%, 11/15/2021	1,500,000	1,702,185
5.75%, 11/15/2025	3,000,000	3,318,330

Delaware County Regional
Water Quality Control
Authority, Sewer Revenue
4.75%, 5/1/2010 (Insured; FGIC)	1,945,000	2,104,120

Downingtown Area School District:
5.25%, 2/1/2008	4,870,000	5,275,184
5.375%, 2/1/2009	5,020,000	5,528,877

Erie County 5.375%, 9/1/2016
(Insured; MBIA)	2,445,000	2,695,808

Exeter Township School District:
5.15%, 5/15/2010	1,990,000	2,070,575
5.15%, 5/15/2010
(Prerefunded 5/15/2006)	510,000 c	532,440

Fleetwood Area School District
5%, 4/1/2011 (Insured; FGIC)	1,500,000	1,647,360

Harrisburg Authority, Resource Recovery
Facility Revenue
5%, 12/1/2033 (Insured; FSA)	4,000,000	4,303,040

Harrisburg Authority, School Revenue,
Harrisburg Project:
5%, 4/1/2008 (Insured; FGIC)	1,000,000	1,077,680
5%, 4/1/2010 (Insured; FGIC)	2,500,000	2,733,150

Hazleton Area School District:
6.50%, 3/1/2007
(Insured; FSA)	1,000,000	1,090,240
6.50%, 3/1/2008
(Insured; FSA)	1,300,000	1,458,041

Hazleton City Authority,
Water Revenue
5.75%, 4/1/2006 (Insured; FGIC)	570,000	596,288

Kennett Consolidated School
District 5.50%,
2/15/2015 (Insured; FGIC)	1,310,000	1,456,432

Lancaster County Solid Waste
Management Authority, RRR:
5.25%, 12/15/2008
(Insured; AMBAC)	3,940,000	4,244,956
5.25%, 12/15/2009
(Insured; AMBAC)	4,230,000	4,577,875
5.25%, 12/15/2010
(Insured; AMBAC)	2,000,000	2,163,160

Lancaster County Vocational-
Technical School Authority, LR:
5.25%, 2/15/2009
(Insured; FGIC)	1,000,000	1,096,160
5.25%, 2/15/2010
(Insured; FGIC)	1,500,000	1,655,685

Lancaster Higher Education Authority,
College Revenue
(Franklin and Marshall College)
5.25%, 4/15/2016	1,815,000	1,957,605

Lehigh County General Purpose Authority,
Revenues (Good Shepherd Group)
5.25%, 11/1/2014	3,255,000	3,445,548

Lower Merion School District
5%, 5/15/2029	11,975,000	12,193,783

Montgomery County:
5%, 9/15/2010	1,165,000	1,281,733
5%, 9/15/2011	2,155,000	2,380,866

Montgomery County Higher Education
and Health Authority, HR
(Abington Memorial Hospital)
5%, 6/1/2007 (Insured; AMBAC)	2,940,000		3,118,193

Muhlenberg School District
5.375%, 4/1/2015 (Insured; FGIC)	1,000,000		1,103,330

North Pennsylvania School District
Authority, School Revenue
(Montgomery and Bucks County)
6.20%, 3/1/2007	860,000		905,245

North Wales Water Authority,
Water Revenue 5.40%,
11/1/2010 (Insured; FGIC)	1,000,000		1,029,450

Northampton County Higher
Education Authority,
Revenue (Lehigh University)
5.50%, 11/15/2011	2,500,000		2,834,100

Northeastern Hospital and Education
Authority, College Revenue
(Luzerne County Community College):
5.25%, 8/15/2006
(Insured; MBIA)	1,115,000		1,170,427
5.25%, 8/15/2007
(Insured; MBIA)	1,170,000		1,256,756

Northwestern Lehigh School District:
5%, 3/15/2008 (Insured; FSA)	1,190,000		1,281,606
5%, 3/15/2009 (Insured; FSA)	1,190,000		1,293,816
5%, 3/15/2010 (Insured; FSA)	1,245,000		1,360,524

Owen J. Roberts School District
5.50%, 8/15/2018 (Insured; FSA)	1,440,000		1,595,866

Parkland School District:
5.25%, 9/1/2011 (Insured; FGIC)	2,220,000		2,478,319
5.375%, 9/1/2014 (Insured; FGIC)	3,110,000		3,518,094
5.375%, 9/1/2016 (Insured; FGIC)	1,490,000		1,688,751

Penn Manor School District:
5.20%, 6/1/2012 (Insured; FGIC)
(Prerefunded 6/1/2006)	355,000	c	370,723
5.20%, 6/1/2012 (Insured; FGIC)	395,000		411,618

Pennsylvania:
5.375%, 5/15/2009
(Insured; FGIC) (Prerefunded 5/15/2006)	3,000,000	c	3,180,180
5.25%, 10/15/2009	10,000,000		11,049,800
5.25%, 10/15/2010	10,000,000		11,121,300
5.25%, 2/1/2011	7,850,000		8,719,073
6%, 1/15/2012 (Prerefunded 1/15/2010)	2,500,000	c	2,868,375
5.25%, 2/1/2012 (Insured; FGIC)	1,000,000		1,116,450

Pennsylvania Economic Development
Financing Authority, SWDR
(Waste Management Inc. Project)
4.70%, 11/1/2021	5,000,000		4,983,350

Pennsylvania Higher Educational
Facilities Authority:
College and University Revenue:
(Allegheny College Project)
6.10%, 11/1/2008
(Insured; MBIA)	1,750,000		1,773,345
(Bryn Mawr College)
5.25%, 12/1/2012
(Insured; AMBAC)	3,000,000		3,359,670
(College of Pharmacy and
Science) 5.35%, 11/1/2011
(Insured; MBIA)	2,000,000		2,083,160
(Drexel University):
5.50%, 5/1/2007
(Insured; MBIA)	1,275,000		1,368,955
5.30%, 5/1/2010
(Insured; MBIA)	3,910,000		4,231,324
(Lafayette College Project)
6%, 5/1/2030	5,000,000		5,606,800
(La Salle University)
5.50%, 5/1/2034	2,250,000		2,288,093
(State Systems)
5.75%, 6/15/2010
(Insured; AMBAC)	3,045,000		3,439,541
(State Systems Higher Education):
5%, 6/15/2009
(Insured; AMBAC)	2,665,000		2,904,344
5%, 6/15/2010
(Insured; AMBAC)	2,785,000		3,050,856
5%, 6/15/2011
(Insured; AMBAC)	2,935,000		3,228,001
(Temple University)
5.25%, 4/1/2014 (Insured; MBIA)	2,500,000		2,718,575
(University of Scranton)
5.75%, 11/1/2016
(Insured; AMBAC)	1,690,000		1,905,847
(University of Pennsylvania):
5.30%, 9/1/2006	1,000,000		1,022,470
5.40%, 9/1/2007	2,000,000		2,048,680
(UPMC Health System):
5%, 1/15/2010	1,630,000		1,739,080
5.125%, 1/15/2011	1,550,000		1,663,321
5.25%, 8/1/2012
(Insured; FSA)	3,000,000		3,280,530
6%, 1/15/2022	2,500,000		2,714,200
Health Services
(University of Pennsylvania):
5.60%, 11/15/2010 (Insured; MBIA)	2,000,000		2,205,200
5.875%, 1/1/2015	2,000,000		2,071,880

Pennsylvania Housing Finance Agency:
(Single Family Mortgage):
5.35%, 10/1/2009	1,165,000	1,200,533
5.45%, 10/1/2010	3,025,000	3,180,999
5.50%, 10/1/2011	1,325,000	1,389,872
5.55%, 10/1/2012	3,060,000	3,197,945
5.75%, 10/1/2013	1,020,000	1,063,901

Pennsylvania Industrial
Development Authority, EDR:
6%, 7/1/2008
(Insured; AMBAC)	5,600,000	6,226,416
5.80%, 1/1/2009
(Insured; AMBAC)	5,000,000	5,566,000
5.50%, 7/1/2012
(Insured; AMBAC)	5,335,000	6,023,268

Pennsylvania State University
5%, 3/1/2009	3,000,000	3,260,490

Pennsylvania Turnpike
Commission, Revenue:
Oil Franchise Tax:
5.50%, 12/1/2006
(Insured; AMBAC)	1,325,000	1,409,350
5.50%, 12/1/2006
(Insured; AMBAC)	980,000	1,041,475
Turnpike:
5%, 6/1/2009 (Insured; FGIC)	3,275,000	3,570,733
5%, 6/1/2011 (Insured; FGIC)	3,000,000	3,302,370
5.50%, 12/1/2011
(Insured; FGIC)	2,510,000	2,849,904
5.50%, 12/1/2012
(Insured; FGIC)	2,000,000	2,277,400
5.50%, 6/1/2015	1,500,000	1,668,720
5%, 12/1/2029 (Insured; AMBAC)	5,000,000	5,100,600

Perkiomen Valley School District:
5.25%, 3/1/2013 (Insured; FSA)	1,230,000	1,349,224
5.25%, 3/1/2014 (Insured; FSA)	1,290,000	1,415,349

Philadelphia:
5.25%, 3/15/2011
(Insured; FSA)	3,500,000	3,825,675
5.25%, 3/15/2012
(Insured; FSA)	235,000	257,045
5.25%, 3/15/2013
(Insured; FSA)	2,000,000	2,186,100
5.25%, 3/15/2014
(Insured; FSA)	1,000,000	1,093,810
Water and Wastewater Revenue:
5.625%, 6/15/2009
(Insured; AMBAC)	5,000,000	5,574,450
5.25%, 12/15/2012
(Insured; AMBAC)	10,000,000	11,178,600

Philadelphia Authority for Industrial
Development, Industrial and
Commercial Revenue
(Girard Estates Facilities Leasing
Project) 5%, 5/15/2019	2,400,000	2,444,640

Philadelphia Hospital and Higher
Education Facilities Authority,
Revenue (Jefferson Health
System) 5.50%, 5/15/2008	1,000,000	1,080,540

Philadelphia Parking Authority,
Parking Revenue:
5.25%, 2/1/2013
(Insured; AMBAC)	1,935,000	2,113,484
5.25%, 2/1/2014
(Insured; AMBAC)	2,040,000	2,228,843
Airport
5.75%, 9/1/2009
(Insured; AMBAC)	2,255,000	2,527,133

Philadelphia School District:
5%, 10/1/2008 (Insured; MBIA)	10,000,000	10,842,000
5.75%, 2/1/2011 (Insured; FSA)	4,000,000	4,546,600
5.75%, 2/1/2013 (Insured; FSA)
(Prerefunded 2/1/2011)	3,000,000 c	3,421,110
5.25%, 4/1/2014 (Insured; MBIA)	2,500,000	2,713,750
5.50%, 2/1/2017 (Insured; FSA)
(Prerefunded 2/1/2012)	1,770,000 c	2,004,401
5.50%, 2/1/2019 (Insured; FSA)
(Prerefunded 2/1/2012)	1,310,000 c	1,483,483

Pittsburgh School District:
5.50%, 9/1/2016 (Insured; FSA)	4,000,000	4,564,040
5.50%, 9/1/2018 (Insured; FSA)	1,000,000	1,146,560

Saint Mary Hospital Authority,
Health System Revenue
(Catholic Health East)
5%, 11/15/2021	1,000,000	1,016,060

Scranton-Lackawanna Health
and Welfare Authority, Revenue:
(Community Medical Center Project):
5.50%, 7/1/2010
(Insured; MBIA)	3,035,000	3,317,801
5.50%, 7/1/2011
(Insured; MBIA)	3,195,000	3,492,710
(University of Scranton Project):
5.50%, 11/1/2006
(Insured; AMBAC)	2,295,000	2,432,884
5.50%, 11/1/2007
(Insured; AMBAC)	3,040,000	3,299,464

Southeastern Pennsylvania
Transportation Authority,
Special Revenue
5.90%, 3/1/2010
(Insured; FGIC)
(Prerefunded 3/1/2005)	125,000 c	127,481

Springfield School District
(Delaware County):
4.75%, 3/15/2010
(Insured; FSA)	1,145,000	1,237,367
4.75%, 3/15/2011
(Insured; FSA)	780,000	845,364
4.75%, 3/15/2012
(Insured; FSA)	1,085,000	1,175,272

State Public School Building Authority:
College Revenue:
(Harrisburg Community College)
5.10%, 10/1/2006
(Insured; MBIA)	1,000,000	1,050,490
School Revenue:
(Lease-Philadelphia School District Project)
5%, 6/1/2029 (Insured; FSA)	5,000,000	5,070,900
(Tuscarora School District Project)
5.25%, 4/1/2017 (Insured; FSA)	1,035,000	1,122,447

Susquehanna Area Regional Airport
Authority, Airport System, Revenue:
5.375%, 1/1/2018	6,000,000	6,103,980
5.50%, 1/1/2020
(Insured; AMBAC)	4,370,000	4,664,800
5%, 1/1/2033
(Insured; AMBAC)	2,400,000	2,419,752

Swarthmore Borough Authority,
College Revenue:
5.50%, 9/15/2011	17,500,000	19,772,200
5.25%, 9/15/2017	1,000,000	1,087,870

University Area Joint Authority,
Sewer Revenue
5%, 11/1/2011 (Insured; MBIA)	1,430,000	1,576,561

Upper Darby School District
5%, 2/15/2010 (Insured; AMBAC)	1,100,000	1,201,035

Upper Merion Area School District
5%, 2/15/2019 (Insured; MBIA)	1,165,000	1,243,882

Upper Saint Clair Township School
District 5.20%, 7/15/2027	7,000,000	7,106,190

Wallenpaupack Area School District
5.50%, 3/1/2008
(Insured, FGIC)	2,090,000	2,282,029

Warwick School District, Lancaster
County 5.25%, 2/15/2011
(Insured; FGIC)	1,000,000	1,111,160

Wilson Area School District
5%, 2/15/2011 (Insured; FGIC)	1,910,000	2,095,671

Wilson School District:
5.375%, 5/15/2015
(Insured; FSA)	1,785,000	1,971,443
5.375%, 5/15/2016
(Insured; FSA)	1,500,000	1,652,370

Wyoming Valley Sanitary Authority,
Sewer Revenue
5%,11/15/2007 (Insured; MBIA)	1,960,000	2,101,179

York County
5%, 6/1/2017
(Insured; AMBAC)	1,100,000	1,174,129

York County Solid Waste and
Refuse Authority, Solid Waste
System Revenue
5.50%, 12/1/2014 (Insured; FGIC)	1,000,000	1,140,990

South Carolina--.3%

Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for Tomorrow)
5.875%, 12/1/2018	2,000,000	2,227,060

Texas--.4%

Cities of Dallas and Fort Worth,
Dallas/Fort Worth International
Airport Revenue,
Improvement 5.50%,
11/1/2031 (Insured; FGIC)	2,000,000	2,066,660

North Texas Health Facilities
Development Corp., HR
(Regional Health Care
System Inc. Project)
5.25%, 9/1/2007
(Insured, MBIA)	770,000	824,262

Virginia--2.2%

Industrial Development Authority of
the County of Charles City,
Solid Waste Disposal Facility Revenue
(USA Waste of Virginia, Inc. Project)
4.875%, 2/1/2009	6,600,000	6,861,294

Louisa Industrial Development
Authority, PCR (Virginia Electric
and Power Co.)
5.25%, 12/1/2008	5,000,000	5,231,200

Peninsula Ports Authority, Coal Terminal
Revenue (Dominion Terminal Associates)
6%, 4/1/2033	2,300,000	2,377,303

U.S. Related--10.8%

Commonwealth of Puerto Rico,
Public Improvement:
5.50%, 7/1/2014
(Insured; MBIA)	7,500,000	8,616,825
5.50%, 7/1/2018
(Insured; FGIC)	9,545,000	11,007,008
5%, 7/1/2027
(Prerefunded 7/1/2012)	5,000,000 c	5,553,800

Puerto Rico Electric Power
Authority, Power Revenue:
5.25%, 7/1/2014
(Insured; MBIA)	7,875,000	8,889,615
5.50%, 7/1/2017
(Insured; MBIA)	6,000,000	6,911,940
5.25%, 7/1/2029
(Insured; FSA)	5,000,000	5,210,350

Puerto Rico Highway and
Transportation Authority:
Highway Revenue:
6.25%, 7/1/2008
Series Y (Insured; MBIA)	1,295,000		1,457,471
6.25%, 7/1/2008
Series Z (Insured; MBIA)	1,000,000		1,125,460
5.50%, 7/1/2013
(Insured; FSA)	1,500,000		1,716,585
5.50%, 7/1/2013
(Insured; MBIA)	4,000,000		4,577,560
Transportation Revenue
5.25%, 7/1/2010	4,000,000		4,392,680

Puerto Rico Municipal Finance Agency:
5.50%, 8/1/2007	5,000,000		5,411,100
5.50%, 8/1/2009 (Insured; FSA)	7,090,000		7,917,190

Total Long-Term Municipal Investments
(cost $619,499,347)			655,459,677

Short-Term Municipal Investments--1.4%

Florida--.1%

Capital Projects Finance Authority
Continuing Care Retirement
Community Revenue, VRDN
(Glenridge on Palmer Ranch)
1.67%, (LOC; Bank of Scotland)	400,000	d	400,000

Massachusetts--.1%

Massachusetts, Central Artery, VRDN 1.68%	800,000	d	800,000

Pennsylvania--.8%

Philadelphia Hospitals & Higher Education
Facilities Authority, Revenue,
VRDN (Children's Hospital Project)
1.67%, (SBPA; JP Morgan Chase Bank)	3,100,000	d	3,100,000

Lehigh County General Purpose Authority,
HR, VRDN (Lehigh Valley Hospital)
1.64%, (SBPA; JP Morgan Chase Bank)	2,520,000	d	2,520,000

Tennessee--.4%

Montgomery Public Building Authority,
Pooled Financing Revenue, VRDN
(Tennessee Loan Pool)
1.68% (LOC; Bank of America)	2,500,000	d	2,500,000

Total Short-Term Municipal Investments
(cost $9.320,000)			9,320,000

Total Investments (cost $628,819,347)	99.0%		664,779,677

Cash and Receivables (Net)	1.0%		6,782,530

Net Assets	100.0%		671,562,207

Notes to Statement of Investments:
a Zero coupon until a specified date, at which time, the stated coupon rate becomes effective until maturity.
b Subject to an interest rate change November 1, 2011.
c Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d Securities payable on demand. Variable interest rate--subject to periodic change.
e Securities valuation policies and other investment related disclosures are hereby incorporated by reference the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

f Financial Futures

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	by Contract $	Expiration	at 11/30/2004 ($)

Financial Futures Sold Short
U.S. Treasury Futures 5 Year Note	110	12,069,062	December 2004	25,781
U.S. Treasury Futures 10 Year Note	220	24,519,688	December 2004	(24,062)
				1,719

Mellon Massachusetts Intermediate Municipal Bond Fund
Statement of Investments
November 30, 2004 (Unaudited)

Long-Term Municipal Investments--96.4%	Principal
	Amount$	Value $
Massachusetts--84.4%

Auburn 5.125%, 6/1/2020
(Insured; AMBAC)	1,225,000	1,319,705

Bellingham 5.375%, 3/1/2014
(Insured; AMBAC)	1,685,000	1,881,454

Boston 5.75%, 2/1/2010	2,000,000	2,256,960

Boston Water and Sewer
Commission, Revenue:
9.25%, 1/1/2011	100,000	129,998
5%, 11/1/2019	2,170,000	2,317,755
5%, 11/1/2023	3,920,000	4,092,833

Burlington:
5.25%, 2/1/2012	200,000	223,694
5.25%, 2/1/2013	250,000	280,047

Cambridge 5%, 12/15/2011	510,000	565,054

Capital Trust Agency, Revenue
(Seminole Tribe Convention):
8.95%, 10/1/2033	645,000	754,863
10%, 10/1/2033	1,575,000	1,930,981

Cohasset:
5%, 6/15/2022	895,000	939,660
5%, 6/15/2023	895,000	934,684

Easton 6%, 9/15/2006	105,000	106,123

Everett:
6.125%, 12/15/2014 (Insured; MBIA)
(Prerefunded 12/15/2009)	1,000,000 a	1,158,120
5.375%, 12/15/2017
(Insured; FGIC)	1,250,000	1,397,000

Fall River 4%, 2/1/2008 (Insured; FSA)	1,680,000	1,756,709

Hingham, Municipal Purpose Loan
5.375%, 4/1/2017	1,645,000	1,815,077

Holden, Municipal Purpose Loan
6%, 3/1/2014 (Insured; FGIC)	1,000,000	1,137,340

Hopedale:
4%, 11/15/2013 (Insured; AMBAC)	250,000	257,113
5%, 11/15/2019 (Insured; AMBAC)	650,000	700,915

Lynn 5.25%, 2/15/2008	1,500,000	1,626,360
(Insured; MBIA)

Lynnfield, Municipal Purpose Loan:
5%, 7/1/2020	505,000	538,032
5%, 7/1/2022	585,000	615,695
5%, 7/1/2023	585,000	612,425

Marblehead:
5%, 8/15/2018	1,440,000		1,549,426
5%, 8/15/2022	1,750,000		1,842,733

Mashpee 5.625%, 11/15/2015 (Insured; FGIC)
(Prerefunded 11/15/2010)	500,000	a	572,215

Massachusetts Zero Coupon, 12/1/2012	1,770,000		1,920,857

Massachusetts Bay Transportation Authority:
Assessment Revenue:
5.75%, 7/1/2011 (Prerefunded 7/1/2010)	1,835,000	a	2,084,120
5.75%, 7/1/2011	165,000		185,241
5.25%, 7/1/2017	1,045,000		1,145,069
5.25%, 7/1/2020	1,000,000		1,084,170
General Transportation System:
5.50%, 3/1/2009 (Insured; FGIC)	2,000,000		2,210,100
5.25%, 3/1/2015 (Insured; FGIC)	1,000,000		1,110,900
Sales Tax Revenue:
4%, 7/1/2010	3,000,000		3,131,970
5.50%, 7/1/2016	2,500,000	b	2,836,200
5.25%, 7/1/2021	2,000,000		2,224,860

Massachusetts Commonwealth:
6.50%, 8/1/2008	600,000		678,060
Consolidated Loan:
5.75%, 6/1/2013 (Prerefunded 6/1/2010)	5,000,000	a	5,617,700
5.25%, 10/1/2021 (Prerefunded 10/1/2013)	2,500,000	a	2,780,700
5%, 8/1/2027 (Insured; MBIA)	2,000,000		2,035,160
5.25%, 11/1/2030 (Prerefunded 11/1/2012)	2,000,000	a	2,220,480
Federal Highway:
5.50%, 12/15/2009	5,000,000		5,566,900
5.75%, 6/15/2010	2,000,000		2,256,960
(Grant Anticipation Notes) 5.125%, 6/15/2015
(Insured; MBIA)	1,500,000		1,634,055
Special Obligation Revenue:
5.375%, 6/1/2011	6,350,000		7,096,951
5.50%, 6/1/2013	1,000,000		1,132,000

Massachusetts Development Finance Agency:
Combined Jewish Philanthropies 5.25%, 2/1/2022	1,000,000		1,063,030
Education Revenue (Belmont Hill School)
5%, 9/1/2015	500,000		530,080
Higher Education Revenue (Smith College)
5.75%, 7/1/2029 (Prerefunded 7/1/2010)	1,000,000	a	1,143,080
Milton Academy 5%, 9/1/2019	1,000,000		1,068,600
Revenue:
(Massachusetts College of Pharmacy):
6%, 7/1/2008	310,000		335,625
6.30%, 7/1/2010	350,000		390,880
6.40%, 7/1/2011	370,000		410,463
6.50%, 7/1/2012	395,000		436,436
6.375%, 7/1/2023	1,000,000		1,105,950
(Suffolk University) 5.85%, 7/1/2029	1,000,000		1,028,230
RRR (Waste Management, Inc Project) 6.90%, 12/1/2009	1,000,000		1,128,860
SWDR (Waste Management, Inc)
5.45%, 6/1/2014	1,000,000		1,053,970

Massachusetts Education Loan Authority
Education Loan Revenue 6.20%, 7/1/2013
(Insured; AMBAC)	375,000		375,773

Massachusetts Educational Financing Authority
Education Loan Revenue 4.70%, 1/1/2010
(Insured; AMBAC)	795,000		806,710

Massachusetts Federal Highway
5.75%, 6/15/2012 (Insured; FSA)	2,500,000	2,825,375

Massachusetts Health and Educational
Facilities Authority, Revenue:
(Boston College) 5.125%, 6/1/2037	2,000,000	2,028,200
(Dartmouth-Hitchcock)
5.125%, 8/1/2022 (Insured; FSA)	2,000,000	2,099,640
(Harvard University) 5%, 7/15/2022	1,500,000	1,570,050
(Jordan Hospital):
5%, 10/1/2010	500,000	500,545
6.875%, 10/1/2015	900,000	900,198
(Northeastern University)
5.50%, 10/1/2009 (Insured; MBIA)	420,000	468,623
(Partners Healthcare Systems):
5.25%, 7/1/2013	1,595,000	1,702,088
5%, 7/1/2016	1,045,000	1,108,567
5.125%, 7/1/2019	1,000,000	1,040,080
(Springfield College Radianassurance)
4%, 10/15/2008	1,255,000	1,302,514
(Tufts University):
5.5%, 8/15/2014	1,000,000	1,139,150
5.50%, 2/15/2036	1,000,000	1,069,370
(Wellesley College) 5%, 7/1/2024	1,000,000	1,034,890
(Winchester Hospital) 6.75%, 7/1/2030
(Prerefunded 7/1/2010)	1,600,000 a	1,861,968

Massachusetts Housing Finance Agency, SFHR
6%, 6/1/2014 (Insured; MBIA)	370,000	372,745

Massachusetts Industrial Finance Agency:
Electric Revenue (Nantucket Electric Co. Project)
6.75%, 7/1/2006 (Insured; AMBAC)	1,400,000	1,493,394
Revenue:
(Babson College) 5.75%,
10/1/2007 (Insured; MBIA)	555,000	604,784
(Concord Academy):
5.45%, 9/1/2017	500,000	518,590
5.50%, 9/1/2027	1,250,000	1,271,550
(College of The Holy Cross)
5.50%, 3/1/2007 (Insured; MBIA)	1,145,000	1,211,685
(St. John's School, Inc.) 5.70%, 6/1/2018	1,000,000	1,045,060
(The Tabor Academy) 5.40%, 12/1/2028	500,000	507,645
(Tufts University):
5.50%, 2/15/2007 (Insured; MBIA)	750,000	800,940
5.50%, 2/15/2008 (Insured; MBIA)	1,595,000	1,740,033
5.50%, 2/15/2011 (Insured; MBIA)	500,000	562,555
(Wentworth Institute of Technology)
5.55%, 10/1/2013	500,000	532,735
(Worcester Polytechnic) 5.35%, 9/1/2006	850,000	894,583

Massachusetts Municipal Wholesale Electric Company,
Power Supply System Revenue:
(Nuclear Project 5) 5%, 7/1/2011 (MBIA)	120,000	131,278
(Nuclear Project 4) 5.25%, 7/1/2012 (MBIA)	2,000,000	2,219,400

Massachusetts Port Authority, Revenue
5.75%, 7/1/2011	3,500,000	3,958,430
5%, 7/1/2012 (Insured; MBIA)	1,020,000	1,120,776
6%, 7/1/2013	2,500,000	2,766,025
5.50%, 7/1/2014 (Insured; FSA)	1,265,000	1,370,615

Massachusetts Turnpike Authority, Turnpike Revenue
5%, 1/1/2020 (Insured; MBIA)	3,440,000	3,742,686

Massachusetts Water Pollution Abatement Trust:
(Pool Loan Program):
5.25%, 2/1/2009	500,000		547,005
5%, 8/1/2009	1,000,000		1,090,830
5.625%, 8/1/2013 (Prerefunded 8/1/2010)	975,000	a	1,110,515
5.625%, 8/1/2013	25,000		28,097
5.25%, 2/1/2014 (Prerefunded 8/1/2011)	335,000	a	374,550
5.25%, 2/1/2014	965,000		1,059,753
5.50%, 8/1/2014 (Prerefunded 8/1/2009)	1,055,000	a	1,184,881
5.50%, 8/1/2014	30,000		33,363
5.625%, 2/1/2015 (Prerefunded 2/1/2007)	2,000,000	a	2,159,700
5.25%, 8/1/2017	1,500,000		1,644,630
5%, 8/1/2018 (Prerefunded 8/1/2012)	3,910,000	a	4,322,114
5%, 8/1/2018	75,000		79,121
5%, 8/1/2032	2,000,000		2,012,400
Water Pollution Abatement Revenue:
(New Bedford Loan Program) 5.25%, 2/1/2012	500,000		555,870
(South Essex Sewer District Loan Program)
6.375%, 2/1/2015	195,000		199,516

Massachusetts Water Resource Authority:
5.50%, 8/1/2008 (Insured; MBIA)	500,000		549,590
5.30%, 11/1/2010 (Insured; FGIC)	1,000,000		1,062,800
5.50%, Series B, 8/1/2011 (Insured; FSA)	1,100,000		1,242,142
5.50%, Series D, 8/1/2011 (Insured; FSA)	1,000,000		1,129,220
6%, 8/1/2014 (Insured; MBIA)	1,000,000		1,180,840
5.25%, 8/1/2018 (Insured; FSA)	500,000		558,850

Mendon Upton Regional School District
6%, 6/1/2007 (Insured; FGIC)	600,000		652,896

Northampton 5.125%, 10/15/2016 (Insured; MBIA)	1,985,000		2,197,216

Northbridge 5.25%, 2/15/2017 (Insured; AMBAC)	1,000,000		1,089,330

Pittsfield Massachusetts:
5%, 4/15/2012 (Insured; MBIA)	1,000,000		1,100,820
5.50%, 4/15/2014 (Insured; MBIA)	500,000		563,870

Quabbin Regional School District
6%, 6/15/2008 (Insured; AMBAC)	780,000		869,333

Sandwich 5.75%, 8/15/2013 (Insured; MBIA)	1,050,000		1,189,629

Somerville:
6%, 2/15/2007 (Insured; FSA)	775,000		836,194
5%, 2/15/2010 (Insured; FGIC)	1,000,000		1,093,360

Southeastern University Building Authority,
Project Revenue
5.90%, 5/1/2010 (Insured; AMBAC)	500,000		517,875

Springfield 5.50%, 8/1/2014 (Insured; FGIC)	1,500,000		1,694,730

University of Massachusetts Building Authority,
Project Revenue
5.50%, 11/1/2014 (Insured; AMBAC)	1,000,000		1,113,130

Uxbridge, Municipal Purpose Loan
6.125%, 11/15/2007 (Insured; MBIA)	525,000		580,125

Westfield 6.50%, 5/1/2017
5/1/2017 (Insured; FGIC) (Prerefunded 5/1/2010)	735,000	a	864,904

Worchester:
5.625%, 8/15/2015 (Insured; FGIC)	1,000,000		1,128,590
Municipal Purpose Loan:
6.25%, 7/1/2010 (Insured; MBIA)	755,000		873,376
5.25%, 11/1/2010
(Insured; MBIA) (Prerefunded 11/1/2008)	1,000,000	a	1,106,170

U.S. Related--12.0%

Guam Economic Development Authority:
0/5.15%, 11/15/2007	250,000	c	211,602
0/5.20%, 11/15/2007	300,000	c	252,552
5.40%, 5/15/2031	485,000		448,446
Tobacco Settlement 0/5.20%, 11/15/2007	1,175,000	c	977,471

Puerto Rico Commonwealth:
5%, 7/1/2008 (Insured; FGIC)	3,400,000		3,685,498
6.25%, 7/1/2011 (Insured; MBIA)	1,050,000		1,236,396
6%, 7/1/2008	2,500,000		2,750,875
5%, 7/1/2008	5,000,000		5,331,350
Public Improvement:
5.50%, 7/1/2014 (Insured; MBIA)	500,000		574,455
5.50%, 7/1/2015 (Insured; FSA)	1,350,000		1,549,085

Puerto Rico Commonwealth Highway and
Transportation Authority:
Highway Revenue 6.25%, 7/1/2009
(Insured; MBIA)	1,000,000		1,145,860
Transportation Revenue:
5.25%, 7/1/2015 (Insured; FGIC)	1,905,000		2,110,835
5.25%, 7/1/2018 (Insurd; FGIC)	2,500,000		2,735,575

Puerto Rico Electric Power Authority, Power Revenue
6.50%, 7/1/2006 (Insured; MBIA)	1,000,000		1,066,240
5%, 7/1/2009	500,000		541,645

Puerto Rico Public Buildings Authority, Revenue:
(Guaranteed Government Facilities)
4%, 7/1/2007 (Insured; MBIA)	1,050,000		1,089,396

Total Long-Term Municipal Investments
(cost $198,086,099)	188,785,000		205,964,494

Short-Term Municipal Investments--3.5%

Massachusetts, VRDN (Central Artery):
Series A 1.68%	4,800,000	d	4,800,000
Series B 1.68%	400,000	d	400,000

Massachusetts Health and Educational
Facilities Authority, Revenue, VRDN
(Capital Asset Program):
1.68% (LOC; Bank One International Corp.)	1,200,000	d	1,200,000
1.62% (LOC; State Street Bank & Trust Co.)	1,100,000	d	1,100,000
(Insured; MBIA)

Total Short-Term Municipal Investments
(cost $7,500,000)			7,500,000

Total Investment (cost $205,586,099)	99.9%		213,464,494

Cash and Receivables (Net)	0.1%		281,022

Net Assets	100.0%		213,745,516

Statement Of Financial Futures
				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	by Contract $	Expiration	at 11/30/2004 ($)

Financial Futures Sold Short
U.S. Treasury Futures 5 Year Note	30	3,291,563	December 2004	7,032
U.S. Treasury Futures 10 Year Note	60	6,687,188	December 2004	(6,563)
				469

Notes to Statement of Investments:

(a) Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(b) Purchased on a delayed delivery basis.
(c) Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
(d) Securities payable on demand. Variable interest rate--- subject to periodic change.
(e) Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange on Form N-CSR.

Mellon Money Market Fund Statement Of Investments November 30, 2004 (Unaudited)
	Principal
Bond Anticipation Notes-1.6%	Amount ($)		Value ($)

Camden County Improvement Authority
2.65%, 8/4/2005	4,000,000		4,000,000
State of Maine
3.50%, 6/23/2005	3,750,000		3,767,357
Total Bond Anticipation Notes
(cost $7,767,357)			7,767,357

Negotiable Bank Certificates of Deposit - 16.6%

BNP Paribas (Yankee)
2.17%, 1/12/2005	22,000,000		21,999,853
HBOS Treasury Services PLC, (Yankee)
1.88%, 12/29/2004	12,000,000		11,997,626
State Street Bank & Trust Co. (Domestic)
1.78% - 2.04%, 12/29/2004 - 3/23/2005	22,000,000		22,000,000
Wells Fargo Bank N.A. (Domestic)
2.02%, 1/31/2005	22,000,000		21,999,996
Total Negotiable Bank Certificates of Deposit
(cost $77,997,475)			77,997,475

Commercial Paper - 51.2%

ABN-AMRO North America Finance, Discount Notes
1.86%, 12/6/2004	20,000,000		19,994,847
AIG Funding Inc.,:
1.97%, 12/1/2004	10,000,000		10,000,000
Discount Notes 2.03%, 12/10/2004	10,000,000		9,994,938
Dexia Credit Locale, Discount Notes
1.79%, 12/13/2004	13,000,000	a	12,992,243
General Electric Capital Corp.
1.97%, 12/1/2004	22,000,000		22,000,000
ING US Funding LLC, Discount Notes
1.86% - 2.02%, 12/8/2004 - 12/13/2004	22,000,000		21,988,652
KFW International Finance Inc., Discount Notes
1.51%, 12/10/2004	10,000,000		9,996,225
Oakland - Alameda County Coliseum Authority
2.05%-2.20%, 12/6/2004-1/20/2005	24,100,000		24,100,000
Rabobank Nederland (Domestic)
2.03%, 12/1/2004	22,000,000		22,000,000
Royal Bank of Canada, Discount Notes
1.77%, 12/14/2004	13,000,000		12,991,691
Salvation Army
1.85% - 1.98%, 12/22/2004 - 1/18/2005	17,970,000		17,970,000
Societe Generale, Discount Notes
2.03%-2.14%, 1/3/2005-2/1/2005	22,000,000		21,938,430
Texas Agriculture Finance Authority, Discount Notes
2.25%, 1/19/2005	20,000,000		19,938,750
Transmission Authority of Northern California
1.84%, 12/10/2004	6,325,000		6,325,000
University of Michigan
2.08%, 1/3/2005	7,935,000		7,935,000
Total Commercial Paper
(cost $240,165,776)			240,165,776

Mandatory Demand Notes-1.4%
Grand Prairie Texas Sports Facility

2.53%, 9/15/2005
(cost $6,535,000)	6,535,000		6,535,000

Optional Demand Notes-17.9%
Cuyahoga County
2.15%, 12/7/2004	8,600,000	b	8,600,000
Eskaton Lodge Granite
2.05%, 12/1/2004	7,000,000	b	7,000,000
General Secretariate OAS
2.15%, 12/7/2004	4,370,000	b	4,370,000
Mullenix - St. Charles Properties LP
1.82%, 12/7/2004	7,000,000	b	7,000,000
New Jersey Economic Development Authority
1.98%, 12/28/2004	5,700,000	b	5,700,000
New York State Housing Finance Agency
2.06%, 12/7/2004	8,500,000	b	8,500,000
Pitney Road Partners
2.23%, 12/7/2004	5,335,000	b	5,335,000
Sacramento County
2.05%, 12/7/2004	15,800,000	b	15,800,000
Tulsa Oklahoma Airport Improvement Trust
2.14%, 12/7/2004	17,150,000	b	17,150,000
Washington State Housing Finance Commission
2.09%-2.15%, 12/1/2004	4,375,000	b	4,375,000
Total Optional Demand Notes
(cost $83,830,000)			83,830,000

Revenue Notes-1.7%
New York State Thruway Authority
2.01%, 3/15/2005
(cost $8,001,307)	8,000,000		8,001,307

U.S. Government Agencies - 0.9%

Federal National Mortgage Association, Notes
1.77%, 5/27/2005
(cost $4,000,000)	4,000,000	b	4,000,000

Variable Rate Demand Notes-2.9%

Bochasanwasi Shree Akshar Purushottam
Swaminaryan Sanstha
2.19%, 12/7/2004	6,100,000	b	6,100,000
Rochester New York Institute of Technology
2.19%, 12/7/2004	4,300,000	b	4,300,000
Washington State Housing Finance Commission
2.09%, 12/1/2004	3,060,000	b	3,060,000
Total Variable Rate Demand Notes
(cost $13,460,000)			13,460,000

Repurchase Agreements-7.5%

J.P.Morgan Chase & Co.
dated 11/30/2004, due 12/1/2004 in the amount
of $35,001,847 (fully collateralized by
$35,347,000 U.S. Treasury Notes,
3.375%, due 12/15/2008, value $35,700,470)
(cost $35,000,000)	35,000,000		35,000,000

Total Investments (cost $476,756,915)	101.7%		476,756,915
Liabilities, Less Cash & Receivables	(1.7%)		(8,074,253)
Net Assets	100.0%		468,682,662

a Securities exempt from registration under Rule 144A of the Securities Act of 1933. This securitiy may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2004, these securities amounted to $12,992,243 representing 2.8% of net assets. These securities have been determined to be liquid by the Fund's Board.
b Variable interest rate - subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Mellon National Municipal Money Market Fund
Statement of Investments
November 30, 2004 (Unaudited)
	Principal
Tax Exempt Investments--101.2%	Amount ($)		Value ($)

Alabama--6.3%

Alabama Special Care Facilities Financing Authority,
Health Care Facilities Revenue, VRDN
1.57% (Insured; FGIC and Liquidity Facility; FGIC)	4,500,000	a	4,500,000
Birmingham-Carraway Special Care Facilities
Financing Authority, Health Care Facilities Revenue
VRDN (Carraway Methodist Hospitals)
1.72% (LOC; Amsouth Bank)	15,100,000	a	15,100,000
Daphne-Villa Mercy Special Care Facilities
Financing Authority, Health Care Facilities Revenue
VRDN (Mercy Medical Project)
1.64% (LOC; Amsouth Bank)	4,300,000	a	4,300,000
Port City Medical Clinic Board
Health Care Facilities Revenue
VRDN (Infirmary Health Systems) 1.69%
(Insured; AMBAC and Liquidity Facility:
Bank of Nova Scotia and KBC Bank)	10,000,000	a	10,000,000

Arizona--.7%

Maricopa County Industrial Development Authority
MFHR, VRDN (Gran Victoria Housing Project)
1.68% (Insured; FNMA)	4,000,000	a	4,000,000

Arkansas--.8%

Arkansas Development Finance Authority, Revenue
VRDN, Higher Education Capital Asset Program
1.65% (Insured; FGIC and Liquidity Facility; Citibank)	4,500,000	a	4,500,000

California--10.3%

California Pollution Control Financing Authority, PCR
Refunding, VRDN (Pacific Gas and Electric Corp.)
1.68% (LOC; Bank One)	23,200,000	a	23,200,000
Los Angeles Community Redevelopment Agency
COP, VRDN (Baldwin Hills Public Park)
1.66% (LOC; Wells Fargo Bank)	7,000,000	a	7,000,000
San Diego Housing Authority, MFHR
Refunding, VRDN (Paseo)
1.60% (LOC; FHLMC)	3,500,000	a	3,500,000
San Franciso City & County Unified School District
GO Notes, TRAN 2%, 12/3/2004	21,700,000		21,700,136

Colorado--8.7%

Castlewood Ranch Metropolitan District, GO Notes
1.15%, 12/1/2004 (LOC; U.S. Bank NA)	3,600,000		3,600,000
2.30% 12/1/2005 (LOC; U.S. Bank NA)	6,050,000		6,050,000
Colorado Health Facilities Authority, Health Care
Facilities Revenue, VRDN:
(Exempla Inc.) 1.60% (LOC; U.S. Bank NA)	10,000,000	a	10,000,000
(North Colorado Medical Center) 1.60% (Insured;
MBIA and Liquidity Facility; Dexia Credit Locale)	5,520,000	a	5,520,000
Commerce City-Northern Infrastructure General
Improvement District, GO Notes, Refunding
2.30%, 12/1/2005 (LOC; U.S. Bank NA)	11,000,000		11,000,000
Dove Valley Metropolitan District, GO Notes
1.95%, 11/1/2005 (LOC; BNP Paribas)	3,590,000		3,590,000
Pinery West Metropolitan District Number 2
GO Notes 1.95%, 11/1/2005 (LOC; U.S. Bank NA)	7,015,000		7,015,000

Connecticut--.8%

North Haven, GO Notes, BAN 2%, 4/27/2005	4,500,000		4,508,896

Florida--7.1%

Broward County Housing Finance Authority
MFHR, Refunding, VRDN
(Waters Edge Project) 1.68%
(Insured; FNMA)	6,740,000	a	6,740,000
Capital Projects Finance Authority
Health Care Facilities Revenue, VRDN
(Glenridge on Palmer Ranch)
1.67% (LOC; Bank of Scotland)	7,500,000	a	7,500,000
Jacksonville Health Facility Authority
HR, VRDN, Refunding
(Genesis Rehabilitation Hospital)
1.68% (LOC; Bank of America)	5,825,000	a	5,825,000
Orange County School Board, COP, VRDN
1.68% (Insured; MBIA and Liquidity
Facility; SunTrust Bank)	1,500,000	a	1,500,000
Sunshine State Governmental Financing Commission
Revenue, VRDN 1.63%
(Insured; AMBAC and Liquidity Facility;
Dexia Credit Locale)	8,000,000	a	8,000,000
University of South Florida Foundation, Inc.
COP, VRDN 1.63% (LOC; Wachovia Bank)	9,000,000	a	9,000,000

Georgia--6.4%

Burke County Development Authority
PCR, VRDN (Oglethorpe Power Corp.)
1.66% (Insured; FGIC and Liquidity
Facility; Bayerische Landesbank)	11,195,000	a	11,195,000
Clayton County Housing Authority, MFHR, Refunding
VRDN (Chateau Forest Apartments) 1.70%
(Insured; FSA and Liquidity Facility; Societe Generale)	6,530,000	a	6,530,000
Conyers-Rockdale-Big Haynes Impoundment Authority
Revenue, VRDN 1.68% (Insured; FSA and
Liquidity Facility; Wachovia Bank)	7,500,000	a	7,500,000
Gainesville & Hall County Development Authority
Health Care Facilities Revenue, VRDN
(Lanier Village Estates)
1.69% (LOC; Bank of America)	4,600,000	a	4,600,000
Marietta Housing Authority, MFHR, Refunding
VRDN (Summit) 1.68% (Insured; FNMA)	4,900,000	a	4,900,000

Idaho--1.1%

Idaho Health Facilities Authority, Health Care Facilities
Revenue, VRDN, Aces-Pooled Financing Program
1.68% (LOC; U.S. Bank NA)	6,000,000	a	6,000,000

Illinois--9.5%

Chicago O' Hare International Airport
Airport and Marina Revenue, VRDN
1.60% (LOC; Societe Generale)	7,000,000	a	7,000,000
Illinois Development Finance Authority, VRDN:
IDR (Institute of Gas Technology Project)
1.73% (LOC; Bank of Montreal)	2,600,000	a	2,600,000
MFHR, Refunding (Orleans-Illinois Project)
1.70% (Insured; FSA and Liquidity
Facility; The Bank of New York)	12,000,000	a	12,000,000
Illinois Health Facilities Authority, Health Care
Facilities Revenue, VRDN (Decatur Memorial Hospital Project)
1.64% (Insured; MBIA and Liquidity Facility;
Northern Trust Co.)	5,400,000	a	5,400,000
(Resurrection Health Care) 1.69%
(Insured; FSA and Liquidity Facility; Bank One)	4,200,000	a	4,200,000
Revolving Fund Pooled Program
1.67% (LOC; Bank One)	5,800,000	a	5,800,000
(Rush Presbyterian St. Luke's Medical Center)
1.71% (LOC; Northern Trust Co.)	3,000,000	a	3,000,000
(Swedish Covenant Hospital Project)
1.64% (Insured; AMBAC and Liquidity Facility;
Fifth Third Bank)	5,100,000	a	5,100,000
Jackson-Union Counties Regional Port District
Port Facilities Revenue, Refunding, VRDN
(Enron Transportation Services)
1.64% (LOC; Wachovia Bank)	2,200,000	a	2,200,000
Regional Transportation Authority
Sales Tax Revenue 5%, 6/1/2005
(Insured; FGIC)	4,125,000		4,199,134

Kentucky--3.8%

Breckinridge County, Program Revenue, VRDN
(Kentucky Association Counties Leasing Trust)
1.66% (LOC U.S. Bank NA)	5,900,000	a	5,900,000
Kentucky Economic Development Finance Authority
Hospital Facilities Revenue, VRDN
(Baptist Healthcare System) 1.68% (Insured; MBIA
and Liquidity Facility; National City Bank)	14,385,000	a	14,385,000

Louisiana--1.4%

Parish of St. James, PCR, Refunding, CP
(Texaco Project) 1.88%, 2/10/2005	7,530,000		7,530,000

Maine--.9%

Finance Authority of Maine, Private Schools Revenue
VRDN (Foxcroft Academy)
1.70% (LOC; Allied Irish Bank)	4,900,000	a	4,900,000

Maryland--1.1%

Baltimore Industrial Development Authority, IDR
VRDN (Baltimore Capital Acquisition)
1.67% (LOC; Bayerische Landesbank)	2,500,000	a	2,500,000
Community Development Administration
MFHR, Refunding, VRDN
(Avalon Lea Apartments Project)
1.63% (Insured; FNMA)	3,400,000	a	3,400,000

Massachusetts--4.6%

Town of Duxbury, GO Notes, BAN
2%, 1/14/2005	10,000,000		10,010,331
Massachusetts Health and Educational Facilities
Authority, VRDN:
College and University Revenue (Boston
University) 1.61% (LOC; State Street
Bank and Trust Co.)	1,700,000	a	1,700,000
Revenue, Capital Asset Program 1.66%
(LOC; Bank of America)	10,050,000	a	10,050,000
City of Salem, GO Notes, BAN 1.50%, 1/13/2005	3,000,000		3,001,464

Michigan--4.4%

City of Detroit, Sewer Disposal Revenue
1.55%, 8/4/2005 (Insured; FGIC and
Liquidity Facility; FGIC)	6,000,000		6,000,000
Michigan Hospital Finance Authority
Health Care Facilities Revenue, VRDN
Hospital Equipment Loan Program
1.67% (LOC; National City Bank)	9,900,000	a	9,900,000
Michigan Municipal Bond Authority
Revenue 3%, 8/19/2005	5,100,000		5,152,037
Northern Michigan University
College and University Revenue
VRDN 1.67% (Insured; FGIC and
Liquidity Facility; FGIC)	2,450,000	a	2,450,000

Mississippi--1.4%

County of Jackson, GO Notes, Refunding (Chevron Corp.):
(Chevron Corp.) 1.32%, 2/1/2005	7,440,000		7,440,000

Nebraska--.9%

Lancaster County Hospital Authority
Health Care Facilities Revenue, VRDN
(Immanuel Health System) 1.69%
(LOC; ABN-AMRO)	5,000,000	a	5,000,000

New Hampshire--2.7%

Rockingham County, GO Notes, TAN
2.25%, 12/31/2004	14,800,000		14,811,100

New Jersey--.4%

New Jersey Sports and Exposition Authority
Recreational Revenue, VRDN 1.60%
(Insured; MBIA and Liquidity Facility; Credit Suisse)	2,000,000	a	2,000,000

New Mexico--1.0%

Town of Hurley, PCR, VRDN
(Kennecott Santa Fe) 1.68%
(LOC; BP AMOCO PLC)	5,550,000	a	5,550,000

New York--3.8%

Long Island Power Authority, Electric Systems Revenue
VRDN 1.67% (LOC; WestLB AG)	5,400,000	a	5,400,000
New York City Housing Development Corporation
MFHR, VRDN (63 Wall Street)
1.64% (LOC; HSBC Bank USA)	15,300,000	a	15,300,000

Ohio--.2%

County of Hamilton, Hospital Facilities Revenue
VRDN (Health Alliance of Greater Cincinnati)
1.60% (Insured; MBIA and Liquidity Facility;
Credit Suisse)	870,000	a	870,000

Oklahoma--1.2%

Tulsa County Industrial Authority, Revenue, VRDN
(Montercau) 1.68% (LOC; BNP Paribas)	6,355,000	a	6,355,000

Pennsylvania--2.7%

Blair County Industrial Development Authority
Health Care Facilities Revenue
VRDN (Village of Pennsylvania
State Project) 1.60% (LOC; BNP Paribas)	3,530,000	a	3,530,000
Lehigh County Industrial Development Authority, PCR
VRDN (Allegheny Electric Cooperative)
1.80% (LOC; Rabobank)	300,000	a	300,000
Luzerne County Convention Center Authority
Hotel Room Rent Tax Revenue, VRDN
1.68% (LOC; Wachovia Bank)	7,340,000	a	7,340,000
Philadelphia Hospitals and Higher Education Facilities
Authority, HR, VRDN (Temple University)
1.65% (LOC; PNC Bank)	3,400,000	a	3,400,000

Rhode Island--1.5%
Rhode Island Covention Center Authority
Revenue, Refunding, VRDN
1.65% (Insured; MBIA and Liquidity Facility;
Dexia Credit Locale)	5,500,000	a	5,500,000
Rhode Island Health and Educational Building
Corp., Educational Institution Revenue
VRDN (Moses Brown School Issue) 1.68%
(Insured; MBIA and Liquidity Facility;
Bank of America)	2,400,000	a	2,400,000

Tennessee--4.8%

Chattanooga Health, Educational and Housing Facility
Board, Housing Revenue, VRDN
(Chattanooga Housing Project)
1.68% (LOC; Wachovia Bank)	2,600,000	a	2,600,000
Clarksville Public Building Authority, Revenue, VRDN
(Tennessee Municipal Bond Fund) 1.68%
(LOC; Bank of America)	9,690,000	a	9,690,000
Montgomery County Public Building Authority
Pooled Financing Revenue, VRDN
(Tennessee County Loan Pool)
1.68% (LOC; Bank of America)	13,500,000	a	13,500,000

Texas--4.8%

Grand Prairie Sports Facilities Development Corp., Inc.
Sales Tax Revenue, Refunding 1.75%, 9/15/2005
(Insured;FSA and Liquidity Facility; Dexia Credit Locale)	3,000,000		3,000,000
Harris County Health Facilities Development Authority
HR, VRDN (Texas Children's Hospital) 1.69%
(Insured; MBIA and Liquidity Facility; JPMorgan
Chase Bank)	4,355,000	a	4,355,000
North Central Health Facility Development Corp.
Health Care Facilities Revenue, VRDN
(Methodist Hospital of Dallas) 1.68%
(Insured; MBIA and Liquidity Facility;
Dexia Credit Locale)	1,700,000	a	1,700,000
Southwest Higher Education Authority
College and University Revenue, VRDN
(Southern Methodist University) 1.68%
(LOC; Landesbank Hessen-Thuringen Girozentrale)	6,635,000	a	6,635,000
State of Texas, TRAN 3% 8/31/2005	10,000,000		10,102,894

Virginia--.7%

Peninsula Port Authority, Transportation Revenue
CP (Terminal Dominion Association Project)
1.62%, 12/8/2004 (LOC; U.S. Bank NA)	4,000,000		4,000,000

Washington--.7%

Washington Public Power Supply System, Electric
Power and Light Revenue, Refunding, VRDN
(Nuclear Project Number 1)
1.68% (LOC; Bank of America)	3,800,000	a	3,800,000

Wisconsin--2.8%

Middleton-Cross Plains Area School District
Revenue, TRAN 3%, 8/24/2005	4,500,000		4,545,169
University Hospitals and Clinics Authority
Health Care Facilities Revenue
VRDN 1.67% (Insured; MBIA and Liquidity
Facility; U.S. Bank NA)	2,500,000	a	2,500,000
Wisconsin Health and Educational Facilities Authority
Health Care Facilities Revenue, VRDN
(University of Wisconsin Medical Foundation)
1.64 (LOC; ABN-AMRO)	8,000,000	a	8,000,000

West Virginia--3.7%

Marshall County, PCR, VRDN
(Ohio Power Co. Project) 1.69%
(LOC; Royal Bank of Scotland)	20,200,000	a	20,200,000

Total Investments (cost $546,576,161)	101.2%		546,576,161

Liabilities, Less Cash and Receivables	(1.2%)		(6,336,984)

Net Assets	100.0%		540,239,177

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corporation	IDR	Industrial Development Revenue
BAN	Bond Anticipation Note	LOC	Letter of Credit
COP	Certificate of Participation	MBIA	Municipal Bond Investors Assurance
CP	Commercial Paper		Insurance Corporation
FGIC	Financial Guaranteed Insurance Company	MFHR	Multi-Family Housing Revenue
FHLMC	Federal Home Loan Mortgage Corporation	PCR	Pollution Control Revenue
FNMA	Federal National Mortgage Association	TAN	Tax Anticpation Notes
FSA	Financial Security Assurance	TRAN	Tax and Revenue Anticipation Notes
GO	General Obligation	VRDN	Variable Rate Demand Notes
HR	Hospital Revenue

Summary of Combined Ratings

Fitch	or	Moody's	or	Standard & Poor's	Value %
-------------------		----------------------------		---------- --------------------	------------------------------
F1+, F1		VMIG1, MIG1, P1		SP1+, SP1, A1+, A1	96.7
AAA, AA, A b		Aaa, Aaa, A b		AAA, AA, A b	1.6
Not Rated c		Not Rated c		Not Rated c	1.7

					100%

Notes to Statement of Investments:

a Securities payable on demand. Variable interest rate-subject to periodic change.
b Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
c Securities which, while not rated by Fitch, Moody's and Standard & Poor's, have been determined by the Manager to be of comparable quality to those rated securities in which the Fund may invest.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mellon Funds Trust

By:	/s/Lawerence P. Keblusek
Lawrence P. Keblusek
President

Date:	January 14, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Lawrence P. Keblusek
Lawrence P. Keblusek
Chief Executive Officer

Date:	January 14, 2005

By:	/s/James Windels
James Windels
Chief Financial Officer

Date:	January 14, 2005

EXHIBIT INDEX

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)